CSMC 2022-RPL4 ABS-15G

Exhibit 99.2

Loan Level Exception Report
Run Date - 9/13/2022 5:26:39 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Customer Loan ID	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Subject to Predatory Lending Flag	UAL State	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
XXXXXX	438475269	XXXXXX	XXXXXX	XXXXXX	MD	438475269	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475276	XXXXXX	XXXXXX	XXXXXX	GA	438475276	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475210	XXXXXX	XXXXXX	XXXXXX	NY	438475210	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473077	XXXXXX	XXXXXX	XXXXXX	NY	438473077	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475270	XXXXXX	XXXXXX	XXXXXX	FL	438475270	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $935.79.
																				EXCEPTION INFO: Per Payment Stream section of final Truth in Lending statement, under-disclosure is due to rounding variance for margin, resulting in a payment discrepancy of $4.59/mo over final 329 months of loan term, totaling $1,510.11.								Loan Review Complete
XXXXXX	438475209	XXXXXX	XXXXXX	XXXXXX	NC	438475209	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475266	XXXXXX	XXXXXX	XXXXXX	GA	438475266	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475272	XXXXXX	XXXXXX	XXXXXX	WA	438475272	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475785	XXXXXX	XXXXXX	XXXXXX	MD	438475785	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475243	XXXXXX	XXXXXX	XXXXXX	IL	438475243	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438475245	XXXXXX	XXXXXX	XXXXXX	MD	438475245	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438475215	XXXXXX	XXXXXX	XXXXXX	MA	438475215	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438473087	XXXXXX	XXXXXX	XXXXXX	CA	438473087	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475275	XXXXXX	XXXXXX	XXXXXX	NY	438475275	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475784	XXXXXX	XXXXXX	XXXXXX	IL	438475784	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473099	XXXXXX	XXXXXX	XXXXXX	WA	438473099	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/5/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/5/XXXX.								Loan Review Complete
XXXXXX	438475229	XXXXXX	XXXXXX	XXXXXX	WA	438475229	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 EXCEPTION INFO: Client approved use of alternative application document for initial application date.								Loan Review Complete
XXXXXX	438475250	XXXXXX	XXXXXX	XXXXXX	CA	438475250	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/30/XXXX, prior to three (3) business days from transaction date of XX/30/XXXX.								Loan Review Complete
XXXXXX	438473076	XXXXXX	XXXXXX	XXXXXX	NC	438473076	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438475214	XXXXXX	XXXXXX	XXXXXX	CA	438475214	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473312	XXXXXX	XXXXXX	XXXXXX	MD	438473312	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
																				EXCEPTION INFO: Grace period not allowed per state (MD) - minimum grace period for MD loan is 15 days - Note states 10 days.								Loan Review Complete
XXXXXX	438475223	XXXXXX	XXXXXX	XXXXXX	PA	438475223	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475252	XXXXXX	XXXXXX	XXXXXX	PA	438475252	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475221	XXXXXX	XXXXXX	XXXXXX	MO	438475221	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438475256	XXXXXX	XXXXXX	XXXXXX	MD	438475256	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475249	XXXXXX	XXXXXX	XXXXXX	VA	438475249	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473282	XXXXXX	XXXXXX	XXXXXX	MD	438473282	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
EXCEPTION INFO: High Cost testing complete - Premium and terms documented in file	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475248	XXXXXX	XXXXXX	XXXXXX	OR	438475248	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $35.21.
EXCEPTION INFO: TIL itemization did not disclose a tax service fee of $35 as prepaid finance charge.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/15/XXXX, prior to three (3) business days from transaction date of XX/15/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475225	XXXXXX	XXXXXX	XXXXXX	NM	438475225	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473287	XXXXXX	XXXXXX	XXXXXX	IL	438473287	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475217	XXXXXX	XXXXXX	XXXXXX	PA	438475217	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473085	XXXXXX	XXXXXX	XXXXXX	DE	438473085	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.								Loan Review Complete
XXXXXX	438473283	XXXXXX	XXXXXX	XXXXXX	WA	438473283	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided EXCEPTION INFO: High Cost testing complete - Premium and terms documented in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475239	XXXXXX	XXXXXX	XXXXXX	PA	438475239	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438475254	XXXXXX	XXXXXX	XXXXXX	MD	438475254	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473078	XXXXXX	XXXXXX	XXXXXX	NJ	438473078	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438475261	XXXXXX	XXXXXX	XXXXXX	TN	438475261	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $75.99.
																				EXCEPTION INFO: TIL itemization did not disclose a title opinion letter fee of $175 as a prepaid finance charge.								Loan Review Complete
XXXXXX	438473308	XXXXXX	XXXXXX	XXXXXX	ME	438473308	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,646.34.
																				EXCEPTION INFO: An internal screenshot suggests that the index value utilized was 4.400%, however this is not consistent with the figures on the final TIL. Testing was completed utilizing an index value of 2.0338% which was the lowest available index in the look back period, and the TIL was under disclosed based upon this figure.								Loan Review Complete
XXXXXX	438475238	XXXXXX	XXXXXX	XXXXXX	OH	438475238	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				EXCEPTION INFO: Prepayment Penalty expired. Prepay charge not allowed per state (OH) - Max prepayment charge for OH is 1% - Note states 6%.								Loan Review Complete
XXXXXX	438475235	XXXXXX	XXXXXX	XXXXXX	CT	438475235	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438475246	XXXXXX	XXXXXX	XXXXXX	OK	438475246	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475264	XXXXXX	XXXXXX	XXXXXX	PA	438475264	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																				EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days.								Loan Review Complete
XXXXXX	438473083	XXXXXX	XXXXXX	XXXXXX	NJ	438473083	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473281	XXXXXX	XXXXXX	XXXXXX	NC	438473281	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473313	XXXXXX	XXXXXX	XXXXXX	GA	438473313	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473301	XXXXXX	XXXXXX	XXXXXX	OH	438473301	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
XXXXXX	438475265	XXXXXX	XXXXXX	XXXXXX	TX	438475265	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																				[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
XXXXXX	438473298	XXXXXX	XXXXXX	XXXXXX	WI	438473298	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473289	XXXXXX	XXXXXX	XXXXXX	MI	438473289	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473296	XXXXXX	XXXXXX	XXXXXX	VA	438473296	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.								Loan Review Complete
XXXXXX	438475244	XXXXXX	XXXXXX	XXXXXX	TX	438475244	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475268	XXXXXX	XXXXXX	XXXXXX	PA	438475268	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473307	XXXXXX	XXXXXX	XXXXXX	OH	438473307	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438475230	XXXXXX	XXXXXX	XXXXXX	TN	438475230	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438472488	XXXXXX	XXXXXX	XXXXXX	GA	438472488	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																					REVIEWER - CLEARED COMMENT (2017-08-31): 8/31/XXXX- Cleared- HUD received							Loan Review Complete
XXXXXX	438473295	XXXXXX	XXXXXX	XXXXXX	VA	438473295	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Initial TIL not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/18/XXXX, prior to three (3) business days from transaction date of XX/18/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473290	XXXXXX	XXXXXX	XXXXXX	OH	438473290	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475260	XXXXXX	XXXXXX	XXXXXX	IL	438475260	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473081	XXXXXX	XXXXXX	XXXXXX	NC	438473081	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473086	XXXXXX	XXXXXX	XXXXXX	KS	438473086	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475251	XXXXXX	XXXXXX	XXXXXX	NC	438475251	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473288	XXXXXX	XXXXXX	XXXXXX	FL	438473288	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475222	XXXXXX	XXXXXX	XXXXXX	MI	438475222	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473306	XXXXXX	XXXXXX	XXXXXX	NY	438473306	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - If the annual interest rate exceeds 6%, no prepayment penalty may exceed 1 year - Note rate is 8.064% - note states 3%, 2% and 1% declining of the UPB. Lender is XXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475213	XXXXXX	XXXXXX	XXXXXX	HI	438475213	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473280	XXXXXX	XXXXXX	XXXXXX	PA	438473280	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal Not Provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475255	XXXXXX	XXXXXX	XXXXXX	PA	438475255	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475364	XXXXXX	XXXXXX	XXXXXX	PA	438475364	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473291	XXXXXX	XXXXXX	XXXXXX	AL	438473291	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $55.36.
																				EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.								Loan Review Complete
XXXXXX	438475226	XXXXXX	XXXXXX	XXXXXX	NY	438475226	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (NY)-max late charge for NY is 2%- note states 5%.								Loan Review Complete
XXXXXX	438473305	XXXXXX	XXXXXX	XXXXXX	IN	438473305	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475365	XXXXXX	XXXXXX	XXXXXX	MS	438475365	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - Initial TIL not provided								Loan Review Complete
XXXXXX	438475218	XXXXXX	XXXXXX	XXXXXX	KY	438475218	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473292	XXXXXX	XXXXXX	XXXXXX	FL	438473292	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473079	XXXXXX	XXXXXX	XXXXXX	TX	438473079	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,442.25.
																				EXCEPTION INFO: Closing instructions indicate the Index used was 3.849%. The closest Index available in our lock back period is 3.95%								Loan Review Complete
XXXXXX	438475257	XXXXXX	XXXXXX	XXXXXX	IL	438475257	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided
EXCEPTION INFO: High Cost testing complete - Premium and terms documented in file.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $932.57.
																				EXCEPTION INFO: Unable to determine reason for under disclosure. Missing Itemization of Amount Financed. Under disclosure appears to be fee related.								Loan Review Complete
XXXXXX	438475242	XXXXXX	XXXXXX	XXXXXX	GA	438475242	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/XXXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																				EXCEPTION INFO: Maximum late charge percentage for the state of GA is 5%-notes states 6%.								Loan Review Complete
XXXXXX	438475240	XXXXXX	XXXXXX	XXXXXX	TX	438475240	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473084	XXXXXX	XXXXXX	XXXXXX	NC	438473084	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473309	XXXXXX	XXXXXX	XXXXXX	ND	438473309	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473294	XXXXXX	XXXXXX	XXXXXX	NC	438473294	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Rider - PUD not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473223	XXXXXX	XXXXXX	XXXXXX	NY	438473223	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/20/XXXX, prior to three (3) business days from transaction date of XX/20/XXXX.								Loan Review Complete
XXXXXX	438475205	XXXXXX	XXXXXX	XXXXXX	NC	438475205	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[1] Closing / Title - Final Title Policy is missing. No evidence of title was found in file.								Loan Review Complete
XXXXXX	438473080	XXXXXX	XXXXXX	XXXXXX	FL	438473080	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438475227	XXXXXX	XXXXXX	XXXXXX	OH	438475227	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475267	XXXXXX	XXXXXX	XXXXXX	PA	438475267	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Client approved use of alternative application document for initial application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475236	XXXXXX	XXXXXX	XXXXXX	LA	438475236	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				EXCEPTION INFO: PPP expired. LA limits the PPP to 5% of unpaid balance the first year. Prepayment Rider states the penalty of 6 months interest on the amount prepaid over 20% of original loan amount (5.2%). Lender - XXXXXX								Loan Review Complete
XXXXXX	438475211	XXXXXX	XXXXXX	XXXXXX	TN	438475211	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
XXXXXX	438473311	XXXXXX	XXXXXX	XXXXXX	NH	438473311	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473310	XXXXXX	XXXXXX	XXXXXX	PA	438473310	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not Provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473103	XXXXXX	XXXXXX	XXXXXX	OH	438473103	XX/XX/XXXX	Primary	Refinance UTD	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475310	XXXXXX	XXXXXX	XXXXXX	OH	438475310	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475309	XXXXXX	XXXXXX	XXXXXX	AZ	438475309	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473049	XXXXXX	XXXXXX	XXXXXX	NY	438473049	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $697.15.
EXCEPTION INFO: Under disclosure is due to DSI calculations.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/29/XXXX, prior to three (3) business days from transaction date of XX/29/XXXX.								Loan Review Complete
XXXXXX	438475312	XXXXXX	XXXXXX	XXXXXX	OH	438475312	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473061	XXXXXX	XXXXXX	XXXXXX	NC	438473061	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473064	XXXXXX	XXXXXX	XXXXXX	MD	438473064	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: HUD/VA 92900-A not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.94414% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%.  Non-Compliant Higher Priced Mortgage Loan.
EXCEPTION INFO: The loan file contains the following third-party documentation:  1) income/asset verification (none) 2) debts/liabilities verification and other mortgage obligations (fee for credit report on HUD) 3) underwriting documentation/repayment ability analysis (1008).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

[2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: The loan file contains the following third-party documentation:  1) income/asset verification (none) 2) debts/liabilities verification and other mortgage obligations (fee for credit report on HUD) 3) underwriting documentation/repayment ability analysis (1008).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.

[2] State Compliance - (State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided): Maryland Higher-Priced Mortgage Loan:  Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.

[2] State Compliance - Maryland HPML Threshold Test Non-Compliant: Maryland Higher-Priced Mortgage Loan: APR on subject loan of 5.94414% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%.  Non-Compliant Higher Priced Loan.
EXCEPTION INFO: The loan file contains the following third-party documentation:  1) income/asset verification (none) 2) debts/liabilities verification and other mortgage obligations (fee for credit report on HUD) 3) underwriting documentation/repayment ability analysis (1008).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 3 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473066	XXXXXX	XXXXXX	XXXXXX	FL	438473066	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438473139	XXXXXX	XXXXXX	XXXXXX	DE	438473139	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438473141	XXXXXX	XXXXXX	XXXXXX	MD	438473141	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473134	XXXXXX	XXXXXX	XXXXXX	TX	438473134	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473161	XXXXXX	XXXXXX	XXXXXX	PA	438473161	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473135	XXXXXX	XXXXXX	XXXXXX	IN	438473135	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473319	XXXXXX	XXXXXX	XXXXXX	438473319	XX/XX/XXXX	UTD	No	XX/XX/XXXX	3	3	[3] Loan File - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File contains only page 1 and Exhibit A of the security isntrument and post closing documents.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided
EXCEPTION INFO: Missing all pages except pg 1 and Exhibit A.

[3] Closing / Title - Missing Final HUD-1

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal is missing

																			[3] Closing / Title - Title: Evidence of title is missing	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Closing / Title - TILA - Final TIL Missing								Reviewed with Exceptions
XXXXXX	438473123	XXXXXX	XXXXXX	XXXXXX	CO	438473123	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.								Loan Review Complete
XXXXXX	438473132	XXXXXX	XXXXXX	XXXXXX	RI	438473132	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan: Loan file did not contain record(s) documenting high-cost home loan analysis.	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: Lender application date taken from internal LOS screen print.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screenprint.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473159	XXXXXX	XXXXXX	XXXXXX	KY	438473159	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473122	XXXXXX	XXXXXX	XXXXXX	VA	438473122	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $996.22.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be payment stream related.								Loan Review Complete
XXXXXX	438473131	XXXXXX	XXXXXX	XXXXXX	PA	438473131	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screen print.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473157	XXXXXX	XXXXXX	XXXXXX	IN	438473157	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475358	XXXXXX	XXXXXX	XXXXXX	PA	438475358	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screenprint.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473148	XXXXXX	XXXXXX	XXXXXX	IN	438473148	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: Lender application date taken from internal LOS screen print.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screenprint

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473145	XXXXXX	XXXXXX	XXXXXX	NJ	438473145	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473121	XXXXXX	XXXXXX	XXXXXX	FL	438473121	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438473144	XXXXXX	XXXXXX	XXXXXX	OK	438473144	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: Lender application date taken from internal LOS screen print.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screenprint.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473165	XXXXXX	XXXXXX	XXXXXX	NC	438473165	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - Alternate source used for application date
EXCEPTION INFO: Lender application date taken from internal LOS screen print.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Lender application date taken from internal LOS screenprint.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/15/XXXX, prior to three (3) business days from transaction date of XX/15/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473128	XXXXXX	XXXXXX	XXXXXX	PA	438473128	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,504.51.
																				EXCEPTION INFO: Under disclosure does not appear to be fee related. Index has been verified at 5.22%. Variance in pay stream would indicate a lower index was used.								Loan Review Complete
XXXXXX	438473126	XXXXXX	XXXXXX	XXXXXX	MD	438473126	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/22/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/22/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Missing RTC

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473140	XXXXXX	XXXXXX	XXXXXX	MN	438473140	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,717.16.
																				EXCEPTION INFO: Closing instructions indicate the Index used was 3.42%. The closest Index available in our look-back period is 3.62%.								Loan Review Complete
XXXXXX	438473163	XXXXXX	XXXXXX	XXXXXX	SC	438473163	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.

																				[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438473138	XXXXXX	XXXXXX	XXXXXX	NE	438473138	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473136	XXXXXX	XXXXXX	XXXXXX	IN	438473136	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438473153	XXXXXX	XXXXXX	XXXXXX	NY	438473153	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473142	XXXXXX	XXXXXX	XXXXXX	RI	438473142	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438473127	XXXXXX	XXXXXX	XXXXXX	FL	438473127	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473146	XXXXXX	XXXXXX	XXXXXX	CA	438473146	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473152	XXXXXX	XXXXXX	XXXXXX	NC	438473152	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473130	XXXXXX	XXXXXX	XXXXXX	MI	438473130	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/XXXX used as disbursement date for compliance testing.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/29/XXXX, prior to three (3) business days from transaction date of XX/29/XXXX.								Loan Review Complete
XXXXXX	438473151	XXXXXX	XXXXXX	XXXXXX	MN	438473151	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473125	XXXXXX	XXXXXX	XXXXXX	IL	438473125	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.

[2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438473143	XXXXXX	XXXXXX	XXXXXX	MA	438473143	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 5%

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473154	XXXXXX	XXXXXX	XXXXXX	NY	438473154	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473147	XXXXXX	XXXXXX	XXXXXX	LA	438473147	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/23/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438473070	XXXXXX	XXXXXX	XXXXXX	NY	438473070	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state of NY.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473073	XXXXXX	XXXXXX	XXXXXX	SC	438473073	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,048.16.
																				EXCEPTION INFO: The TIL payment stream reflects a reduction in the payment after month 14 by $6.40. The note terms reflect a 30 year fixed rate with no evidence of a principal rate reduction rider r other term adjustment that would account for this adjustment.								Loan Review Complete
XXXXXX	438473074	XXXXXX	XXXXXX	XXXXXX	SC	438473074	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438473058	XXXXXX	XXXXXX	XXXXXX	NJ	438473058	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473060	XXXXXX	XXXXXX	XXXXXX	OH	438473060	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided EXCEPTION INFO: High Cost testing complete - Premium and terms documented in file	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
																				EXCEPTION INFO: Dated XX/30/XXXX.								Loan Review Complete
XXXXXX	438475204	XXXXXX	XXXXXX	XXXXXX	GA	438475204	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473059	XXXXXX	XXXXXX	XXXXXX	NY	438473059	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438473444	XXXXXX	XXXXXX	XXXXXX	KY	438473444	XX/XX/XXXX	Investment	Refinance Rate/Term			No	Yes	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438473485	XXXXXX	XXXXXX	XXXXXX	MD	438473485	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/XXXX used as disbursement date for compliance testing.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (MD)

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/19/XXXX, prior to three (3) business days from transaction date of XX/19/XXXX.								Loan Review Complete
XXXXXX	438473473	XXXXXX	XXXXXX	XXXXXX	TX	438473473	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.  Borrower was not provided copy of Application 1 day prior to closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Final Loan Application): Texas Constitution Section 50(a)(6): No evidence the borrower(s) received a copy of the final loan application at or prior to closing.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on XX/17/XXXX, prior to three (3) business days from transaction date of XX/17/XXXX	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/17/XXXX, prior to three (3) business days from transaction date of XX/17/XXXX.								Loan Review Complete
XXXXXX	438473476	XXXXXX	XXXXXX	XXXXXX	NC	438473476	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
XXXXXX	438473449	XXXXXX	XXXXXX	XXXXXX	LA	438473449	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.								Loan Review Complete
XXXXXX	438473482	XXXXXX	XXXXXX	XXXXXX	NY	438473482	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/23/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438473507	XXXXXX	XXXXXX	XXXXXX	AL	438473507	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473424	XXXXXX	XXXXXX	XXXXXX	PA	438473424	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/23/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438473511	XXXXXX	XXXXXX	XXXXXX	IL	438473511	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state IL. Note states 5%/5%/5%. Lender is XXXXX.								Loan Review Complete
XXXXXX	438473521	XXXXXX	XXXXXX	XXXXXX	PA	438473521	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438473515	XXXXXX	XXXXXX	XXXXXX	NY	438473515	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473529	XXXXXX	XXXXXX	XXXXXX	MA	438473529	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/24/XXXX, prior to three (3) business days from transaction date of XX/24/XXXX.								Loan Review Complete
XXXXXX	438473108	XXXXXX	XXXXXX	XXXXXX	IL	438473108	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473111	XXXXXX	XXXXXX	XXXXXX	NC	438473111	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Missing Document - Title: Evidence of title is missing									Loan Review Complete
XXXXXX	438473107	XXXXXX	XXXXXX	XXXXXX	NJ	438473107	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements EXCEPTION INFO: New Jersey does not allow prepayment penalties.								Loan Review Complete
XXXXXX	438473114	XXXXXX	XXXXXX	XXXXXX	GA	438473114	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473115	XXXXXX	XXXXXX	XXXXXX	TN	438473115	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Missing Document - Title: Evidence of title is missing	[2] Application / Processing - Missing Document: Missing all loan applications.

[2] Federal Compliance - No evidence of application date in file compliance tests were run using an application date for each of the previous 6 months prior to the note date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2018-12-03): Received Final HUD-1, clearing exception.
SELLER - GENERAL COMMENT (2018-12-03): Received Final HUD-1.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2018-12-03): Received Final TIL Disclosure, clearing exception.
																					SELLER - GENERAL COMMENT (2018-12-03): Received Final TIL Disclosure.							Loan Review Complete
XXXXXX	438473110	XXXXXX	XXXXXX	XXXXXX	OH	438473110	XX/XX/XXXX	Primary	Construction-Permanent			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Flood Certificate not provided	[2] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/7/XXXX which is 30 days prior to the note date.								Loan Review Complete
XXXXXX	438473119	XXXXXX	XXXXXX	XXXXXX	NY	438473119	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Title / Lien Defect - Loan cited as having Title Schedule B exceptions EXCEPTION INFO: 2nd lien									Loan Review Complete
XXXXXX	438473118	XXXXXX	XXXXXX	XXXXXX	OH	438473118	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower's ability to repay has been verified due to missing information.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475369	XXXXXX	XXXXXX	XXXXXX	TN	438475369	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/24/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475373	XXXXXX	XXXXXX	XXXXXX	KY	438475373	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473354	XXXXXX	XXXXXX	XXXXXX	NY	438473354	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided									Loan Review Complete
XXXXXX	438473355	XXXXXX	XXXXXX	XXXXXX	NJ	438473355	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473356	XXXXXX	XXXXXX	XXXXXX	MD	438473356	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473364	XXXXXX	XXXXXX	XXXXXX	AZ	438473364	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473362	XXXXXX	XXXXXX	XXXXXX	AZ	438473362	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473358	XXXXXX	XXXXXX	XXXXXX	GA	438473358	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438475370	XXXXXX	XXXXXX	XXXXXX	SD	438475370	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Application / Processing - Missing Document: Note Addendum - Interest Only not provided
EXCEPTION INFO: The note makes reference to an interest only addendum, which was not provided in the documentation.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475371	XXXXXX	XXXXXX	XXXXXX	MI	438475371	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.06464% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $17,623.50 on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $224.92 or .06464%).

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-01-30): Received copy of final HUD clearing issue

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					REVIEWER - CLEARED COMMENT (2019-01-30): Received copy of final HUD clearing issue							Loan Review Complete
XXXXXX	438475374	XXXXXX	XXXXXX	XXXXXX	KS	438475374	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. TIL appears to be final but not signed nor initialed by borrower.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473360	XXXXXX	XXXXXX	XXXXXX	FL	438473360	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475376	XXXXXX	XXXXXX	XXXXXX	OH	438475376	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-01-30): Received copy of final HUD clearing issue

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					REVIEWER - CLEARED COMMENT (2019-01-30): Received copy of final HUD clearing issue							Loan Review Complete
XXXXXX	438475375	XXXXXX	XXXXXX	XXXXXX	NC	438475375	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475377	XXXXXX	XXXXXX	XXXXXX	AZ	438475377	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475394	XXXXXX	XXXXXX	XXXXXX	CT	438475394	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: Prepayment penalty not permissible on graduated payment loans.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/24/XXXX, prior to three (3) business days from transaction date of XX/24/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475519	XXXXXX	XXXXXX	XXXXXX	OK	438475519	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-05-06): Final  HUD provided.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					REVIEWER - CLEARED COMMENT (2019-05-06): Final HUD provided.							Loan Review Complete
XXXXXX	438475406	XXXXXX	XXXXXX	XXXXXX	PA	438475406	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/19/XXXX, prior to three (3) business days from transaction date of XX/19/XXXX.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438475408	XXXXXX	XXXXXX	XXXXXX	PA	438475408	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: “Appraisal not provided”

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-05-06): Final HUD provided.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-05-06): Final HUD provided.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																					REVIEWER - CLEARED COMMENT (2019-05-06): Final HUD provided.							Loan Review Complete
XXXXXX	438475404	XXXXXX	XXXXXX	XXXXXX	WI	438475404	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475530	XXXXXX	XXXXXX	XXXXXX	GA	438475530	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/27/XXXX, prior to three (3) business days from transaction date of XX/27/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475477	XXXXXX	XXXXXX	XXXXXX	IL	438475477	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438475405	XXXXXX	XXXXXX	XXXXXX	IL	438475405	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475531	XXXXXX	XXXXXX	XXXXXX	GA	438475531	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/21/XXXX, prior to three (3) business days from transaction date of XX/21/XXXX.								Loan Review Complete
XXXXXX	438475535	XXXXXX	XXXXXX	XXXXXX	IL	438475535	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438475540	XXXXXX	XXXXXX	XXXXXX	NC	438475540	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be the final but it is not signed or initialed by the borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475591	XXXXXX	XXXXXX	XXXXXX	NY	438475591	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475618	XXXXXX	XXXXXX	XXXXXX	IL	438475618	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475621	XXXXXX	XXXXXX	XXXXXX	IN	438475621	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/19/XXXX, prior to three (3) business days from transaction date of XX/19/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438475659	XXXXXX	XXXXXX	XXXXXX	GA	438475659	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.								Loan Review Complete
XXXXXX	438475651	XXXXXX	XXXXXX	XXXXXX	AL	438475651	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/21/XXXX, prior to three (3) business days from transaction date of XX/21/XXXX.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438475663	XXXXXX	XXXXXX	XXXXXX	KS	438475663	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475695	XXXXXX	XXXXXX	XXXXXX	WV	438475695	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475665	XXXXXX	XXXXXX	XXXXXX	KY	438475665	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/XXXX used as disbursement date for compliance testing.

[2] State Compliance - Kentucky Prepayment Penalty Test: Kentucky Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 5% of the outstanding balance.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/18/XXXX, prior to three (3) business days from transaction date of XX/18/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473334	XXXXXX	XXXXXX	XXXXXX	ID	438473334	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438473335	XXXXXX	XXXXXX	XXXXXX	CA	438473335	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473347	XXXXXX	XXXXXX	XXXXXX	OR	438473347	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473199	XXXXXX	XXXXXX	XXXXXX	IL	438473199	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473332	XXXXXX	XXXXXX	XXXXXX	PA	438473332	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
EXCEPTION INFO: Appraisal not provided

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473359	XXXXXX	XXXXXX	XXXXXX	IL	438473359	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
EXCEPTION INFO: Tape date reflects the loan is a first lien, however the subject transaction was a purchase utilizing 3 separate loans to close and the subject loan was recorded 2nd per the final title policy.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473323	XXXXXX	XXXXXX	XXXXXX	NM	438473323	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473357	XXXXXX	XXXXXX	XXXXXX	OH	438473357	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475274	XXXXXX	XXXXXX	XXXXXX	FL	438475274	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473218	XXXXXX	XXXXXX	XXXXXX	OH	438473218	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
EXCEPTION INFO: HUD line 1305 indicates "see addit'l disb. exhibit" with a fee line item of $2,490. A copy of the additional exhibit was not located so the entire amount has been included in high cost testing. Loan passes high cost limits with this lump fee included in testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
EXCEPTION INFO: PPP expired. Prepayment % of 4.8% exceeds maximum of 1% per state of OH. Lender is XXXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.82900% is underdisclosed from calculated APR of 11.57883% outside of 0.125% tolerance.
EXCEPTION INFO: HUD line 1305 indicates "see addit'l disb. exhibit" with a fee line item of $2,490. A copy of the additional exhibit was not located so the entire amount has been included in testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,496.40.
																				EXCEPTION INFO: HUD line 1305 indicates "see addit'l disb. exhibit" with a fee line item of $2,490. A copy of the additional exhibit was not located so the entire amount has been included in testing.								Loan Review Complete
XXXXXX	438473008	XXXXXX	XXXXXX	XXXXXX	CA	438473008	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472513	XXXXXX	XXXXXX	XXXXXX	IL	438472513	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP expired. PPP of 3 years confirms IL limit and is permissible. XXX, XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,871.84.
																				EXCEPTION INFO: The Approval indicates the Index used was 1.88%. The only Index available within the look-back period is 1.94%.								Loan Review Complete
XXXXXX	438472823	XXXXXX	XXXXXX	XXXXXX	AZ	438472823	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.34200% is underdisclosed from calculated APR of 7.63882% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the (approval), however the lowest index value available in the lookback period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $43,433.23.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the (approval), however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
XXXXXX	438472510	XXXXXX	XXXXXX	XXXXXX	NJ	438472510	XX/XX/XXXX	Primary	Purchase	No	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP expired. PPP of 3 years exceeds NJ limit of any 6 month period beginning with the date of the mortgage loan, to pay, without charge or penalty, an additional sum of $50.00, or multiples thereof, on account of the principal amount owing on a mortgage loan, provided that the additional sums so paid and the principal payments required to be made by the terms of such mortgage loan during such 6 month period do not together exceed in any such 6 month period 33 1/3% of the face amount of such mortgage loan. XXX, XXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of XXX in the amount of $6,538.31.
																				EXCEPTION INFO: The Approval indicates the Index used was 1.118%. The only Index available within the look-back period is 1.16167%.								Loan Review Complete
XXXXXX	438472793	XXXXXX	XXXXXX	XXXXXX	CA	438472793	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,340.91.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the lookback period is 3.66%.								Loan Review Complete
XXXXXX	438472566	XXXXXX	XXXXXX	XXXXXX	CA	438472566	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $21,059.36.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.140% per the Approval, however the lowest index value available in the lookback period is 3.3600%.								Loan Review Complete
XXXXXX	438472775	XXXXXX	XXXXXX	XXXXXX	NY	438472775	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 6% late charge exceeds 2% maximum per state NY.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: 6% late charge exceeds 2% maximum per state NY.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $15,792.53.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the Approval, however the lowest index value available in the lookback period is 3.24%.								Loan Review Complete
XXXXXX	438472648	XXXXXX	XXXXXX	XXXXXX	FL	438472648	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $486.89.
																				EXCEPTION INFO: TIL itemization did not disclose a prepaid interest fee of $453.60 and a tax service fee of $30.50 as prepaid finance charges.								Loan Review Complete
XXXXXX	438472516	XXXXXX	XXXXXX	XXXXXX	IL	438472516	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (IL) - for loans with rate over 8% (calculated at maximum interest rate chargeable under the loan documents) - note states 2%, 2%, 2%. Lender is XXX

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438472599	XXXXXX	XXXXXX	XXXXXX	AZ	438472599	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $17,097.33.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval, however the lowest index value available in the lookback period is 3.94%								Loan Review Complete
XXXXXX	438472722	XXXXXX	XXXXXX	XXXXXX	TX	438472722	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473022	XXXXXX	XXXXXX	XXXXXX	AZ	438473022	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472829	XXXXXX	XXXXXX	XXXXXX	AZ	438472829	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/XXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.35900% is underdisclosed from calculated APR of 7.71413% outside of 0.125% tolerance.
EXCEPTION INFO: Approval indicates the Index used was 3.79%. The lowest Index available within the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $31,251.00.
																				EXCEPTION INFO: Approval indicates the Index used was 3.79%. The lowest Index available within the look-back period is 4.11%.								Loan Review Complete
XXXXXX	438472831	XXXXXX	XXXXXX	XXXXXX	AZ	438472831	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.14200% is underdisclosed from calculated APR of 7.43711% outside of 0.125% tolerance.
EXCEPTION INFO: The Approval indicates the Index used was 3.79%. The only Index available within the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $25,215.10.
																				EXCEPTION INFO: The Approval indicates the Index used was 3.79%. The only Index available within the look-back period is 4.11%.								Loan Review Complete
XXXXXX	438472896	XXXXXX	XXXXXX	XXXXXX	AZ	438472896	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,355.12.
																				EXCEPTION INFO: Under disclosure is due to lender utilizing an index value of 4.997% per the approval document, however, the lowest index value available in the lookback period is 5.08083%								Loan Review Complete
XXXXXX	438472904	XXXXXX	XXXXXX	XXXXXX	NJ	438472904	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,241.71.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.65% per the approval, however the lowest index value available in the lookback period is 4.73%.								Loan Review Complete
XXXXXX	438473001	XXXXXX	XXXXXX	XXXXXX	AZ	438473001	XX/XX/XXXX	Investment	Refinance Rate/Term	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438472541	XXXXXX	XXXXXX	XXXXXX	FL	438472541	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,464.74.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the (approval), however the lowest index value available in the lookback period is 3.060%.								Loan Review Complete
XXXXXX	438472718	XXXXXX	XXXXXX	XXXXXX	TX	438472718	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $40.37.
																				EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed. Under-disclosure appears to be fee related.								Loan Review Complete
XXXXXX	438472652	XXXXXX	XXXXXX	XXXXXX	AZ	438472652	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/27/XXXX, prior to three (3) business days from transaction date of XX/27/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472584	XXXXXX	XXXXXX	XXXXXX	FL	438472584	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.10100% is underdisclosed from calculated APR of 7.39297% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the look back period is 3.790%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $28,438.64.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the look back period is 3.790%.								Loan Review Complete
XXXXXX	438472965	XXXXXX	XXXXXX	XXXXXX	MN	438472965	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MN) - max prepayment charge for MN is 60 days interest - note states 2%, 2%, 2% of the prepaid amount for 36 months.. Lender is XXX, XXX.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472811	XXXXXX	XXXXXX	XXXXXX	NY	438472811	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state NY.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $20,602.65.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
XXXXXX	438472766	XXXXXX	XXXXXX	XXXXXX	NJ	438472766	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $29,705.98.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the loan approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
XXXXXX	438472983	XXXXXX	XXXXXX	XXXXXX	IL	438472983	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438472989	XXXXXX	XXXXXX	XXXXXX	CA	438472989	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $557.10.
EXCEPTION INFO: Unable to determine under disclosure due to missing detailed itemization of amount financed.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472845	XXXXXX	XXXXXX	XXXXXX	CA	438472845	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.88200% is underdisclosed from calculated APR of 7.26842% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.9400% per the Approval, however the lowest index value available in the lookback period is 4.3400%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $44,836.47.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.9400% per the Approval, however the lowest index value available in the lookback period is 4.3400%.								Loan Review Complete
XXXXXX	438472805	XXXXXX	XXXXXX	XXXXXX	IL	438472805	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $23,772.08.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
XXXXXX	438472507	XXXXXX	XXXXXX	XXXXXX	MN	438472507	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
EXCEPTION INFO: PPP expired. PPP of 3 years confirms MN limit of 2% of the unpaid principal at the time of prepayment. XXX, XXX.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,166.82.
																				EXCEPTION INFO: The Approval indicates the Index used was 1.94%. The only Index available within the look-back period is 1.97%.								Loan Review Complete
XXXXXX	438472531	XXXXXX	XXXXXX	XXXXXX	NJ	438472531	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $14,479.79.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.780% per the Approval, however the lowest index value available in the lookback period is 2.97000%.	[1] State Compliance - (State High Cost) New Jersey High-Cost Loan (Points and Fees): New Jersey Home Ownership Security Act: Points and Fees on subject loan of 6.18806% is in excess of the allowable maximum of 4.50000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $3,139.66 or 1.68806%). Non-Compliant High Cost Loan.
REVIEWER - GENERAL COMMENT (2019-05-15): The PPP cannot be excluded at this time due to the file not containing evidence that the Lender had a presence in NJ in XXXX. If such evidence exists and is provided to AMC, the loan can be re-tested.
SELLER - GENERAL COMMENT (2019-05-23): Disagree with Investor:  XXXXX calculated points and fees of $XXX are below SHC thresholds.

Investor included Prepay Penalty per their internal testing methodologies.  XXXXX test to NJSA 46:10B; exclude conventional prepay penalty or up to 2 bona fide discount points.
REVIEWER - GENERAL COMMENT (2019-05-23): NJ permits exclusion of “conventional prepayment penalty” which means any prepayment penalty that is authorized by law other than by the Act, provided the home loan does not have an APR that exceeds the CMR by more than 2% and does not permit PPP that exceeds 2% of the amount prepaid. Accordingly, AMC tests 3 components before PPP is excluded from NJ high cost points and fees. Even if APR does not exceed CMR by more than 2% and PPP does not exceed 2% of amount prepaid, PPP is not excluded if it not pass the “authorized by law other than by the Act” test.
AMC has consulted with outside counsel and determined that if a loan that is subject to any of the NJ laws prohibiting PPP (NJ Stat. Ann. 46:10B-1; NJ Stat. Ann. 17:3B-4,; NJ Stat. Ann. 46:10B-16) or other applicable law restricting PPP has a PPP provision, this prepayment penalty would NOT be considered “authorized by law other than by the Act” and would therefore not be eligible from exclusion from NJ high cost points and fees as “conventional prepayment penalty” even if all other conventional prepay conditions are met.
AMC has also been advised that in the past, the OTS declined to comment on whether prepayment penalties constitute interest for exportation purposes so it would appear that out-of-state XXX may be subject to the prepayment penalty provision under NJ State Ann. 17:3B-5(b), (d). Accordingly, if unable to confirm XXX had a presence in the state at the time the loan was originated PPP was not considered “authorized by law other than by the Act” and was not excluded from NJ high cost points and fees as “conventional prepayment penalty” even if all other conventional prepay conditions are met.

Please provide evidence that XXX had a presence in NJ at the time the loan was originated in order to exclude the PPP from high cost testing.
REVIEWER - CLEARED COMMENT (2019-05-28): State presence confirmed permitting PPP to be excluded

[1] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX
REVIEWER - CLEARED COMMENT (2019-05-28): State presence confirmed permitting PPP to be excluded

[1] Miscellaneous Compliance - This High Cost loan contains one or more prohibited practice exceptions
SELLER - GENERAL COMMENT (2019-05-23): XXX XXX team can validate this is not a New Jersey high-cost loan because points and fees do not exceed the New Jersey Anti-Predatory Lending limit.
REVIEWER - GENERAL COMMENT (2019-05-23): NJ permits exclusion of “conventional prepayment penalty” which means any prepayment penalty that is authorized by law other than by the Act, provided the home loan does not have an APR that exceeds the CMR by more than 2% and does not permit PPP that exceeds 2% of the amount prepaid. Accordingly, AMC tests 3 components before PPP is excluded from NJ high cost points and fees. Even if APR does not exceed CMR by more than 2% and PPP does not exceed 2% of amount prepaid, PPP is not excluded if it not pass the “authorized by law other than by the Act” test.
AMC has consulted with outside counsel and determined that if a loan that is subject to any of the NJ laws prohibiting PPP (NJ Stat. Ann. 46:10B-1; NJ Stat. Ann. 17:3B-4,; NJ Stat. Ann. 46:10B-16) or other applicable law restricting PPP has a PPP provision, this prepayment penalty would NOT be considered “authorized by law other than by the Act” and would therefore not be eligible from exclusion from NJ high cost points and fees as “conventional prepayment penalty” even if all other conventional prepay conditions are met.
AMC has also been advised that in the past, the OTS declined to comment on whether prepayment penalties constitute interest for exportation purposes so it would appear that out-of-state XXX may be subject to the prepayment penalty provision under NJ State Ann. 17:3B-5(b), (d). Accordingly, if unable to confirm XXX had a presence in the state at the time the loan was originated PPP was not considered “authorized by law other than by the Act” and was not excluded from NJ high cost points and fees as “conventional prepayment penalty” even if all other conventional prepay conditions are met.

Please provide evidence that XXX had a presence in NJ at the time the loan was originated in order to exclude the PPP from high cost testing.
																					REVIEWER - CLEARED COMMENT (2019-05-28): State presence confirmed, PPP cleared.							Loan Review Complete
XXXXXX	438472913	XXXXXX	XXXXXX	XXXXXX	AZ	438472913	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473033	XXXXXX	XXXXXX	XXXXXX	CA	438473033	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438472504	XXXXXX	XXXXXX	XXXXXX	NJ	438472504	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $315.78.
EXCEPTION INFO: Unable to determine under disclosure due to itemization of amount financed not breaking down the prepaid finance charges. Under disclosure appears to be fee related	[1] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of 4.47117 is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of $XXX on a Total Loan Amount of $XXX vs an allowable total of $XXX. Compliant Covered Loan.
REVIEWER - GENERAL COMMENT (2019-05-15): Evidence of Lender presence in NJ at origination present. Re-tested and exception is now cleared.

[1] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ is No Penalty - note states 2% for 36 months. Lender is XXX.
																					REVIEWER - GENERAL COMMENT (2019-05-15): Evidence of Lender presence in NJ at origination present. Re-tested and exception is now cleared.							Loan Review Complete
XXXXXX	438472519	XXXXXX	XXXXXX	XXXXXX	NJ	438472519	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: Prepayment penalty is expired.  Prepayment prohibited per state (NJ).

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $12,815.33.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.996% per the Approval, however the lowest index value available in the lookback period is 2.163%.								Loan Review Complete
XXXXXX	438472991	XXXXXX	XXXXXX	XXXXXX	CA	438472991	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472825	XXXXXX	XXXXXX	XXXXXX	FL	438472825	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.66800% is underdisclosed from calculated APR of 6.97467% outside of 0.125% tolerance.
EXCEPTION INFO: The Approval indicates the Index used was 3.79%. The only Index available within the look-back period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $53,873.02.
																				EXCEPTION INFO: The Approval indicates the Index used was 3.79%. The only Index available within the look-back period is 4.11%.								Loan Review Complete
XXXXXX	438472791	XXXXXX	XXXXXX	XXXXXX	CA	438472791	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,582.19.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the (approval), however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
XXXXXX	438472917	XXXXXX	XXXXXX	XXXXXX	NJ	438472917	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																				EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - No prepayment penalty allowed for state (NJ)- note states 2%, 2%, 2%. Lender is XXX.								Loan Review Complete
XXXXXX	438472499	XXXXXX	XXXXXX	XXXXXX	NJ	438472499	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $119.33.
EXCEPTION INFO: Unable to determine under disclosure due to itemization of amount financed not itemizing the prepaid finance charges. Under disclosure appears to be fee related.	[1] State Compliance - (State Covered Loan) New Jersey Covered Loan (Points and Fees): New Jersey Covered Loan: Points and fees on subject loan of 5.32078 is in excess of the allowable maximum of 4% of the Total Loan Amount. Points and fees of $XX,XXX.XX on a Total Loan Amount of $XXX,XXX.XX vs an allowable total of $XX,XXXX.XX. Compliant Covered Loan.
REVIEWER - CLEARED COMMENT (2019-05-15): Evidence of Lender presence in NJ at origination present. Re-tested and exception is now cleared.

[1] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is No Penalty - note states 2% for 36 months. Lender is XXX.
																					REVIEWER - CLEARED COMMENT (2019-05-15): Evidence of Lender presence in NJ at origination present. Re-tested and exception is now cleared.							Loan Review Complete
XXXXXX	438472951	XXXXXX	XXXXXX	XXXXXX	VA	438472951	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438472525	XXXXXX	XXXXXX	XXXXXX	CA	438472525	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $9,286.75.
EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 2.52% per the Loan Approval, however the lowest index value available in the lookback period is 2.80%.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472735	XXXXXX	XXXXXX	XXXXXX	CA	438472735	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,181.37.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.212% per the Approval, however the lowest index value available in the lookback period is 1.27667%.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472800	XXXXXX	XXXXXX	XXXXXX	NJ	438472800	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for CA ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $33,701.60.
																				EXCEPTION INFO: •Under disclosure is due to the lender utilizing an index value of 3.46% per the (approval), however the lowest index value available in the lookback period is 3.66%.								Loan Review Complete
XXXXXX	438472971	XXXXXX	XXXXXX	XXXXXX	FL	438472971	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438472594	XXXXXX	XXXXXX	XXXXXX	NJ	438472594	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state NJ - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX, XXX

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $12,442.41.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.79%.								Loan Review Complete
XXXXXX	438472784	XXXXXX	XXXXXX	XXXXXX	CA	438472784	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.69000% is underdisclosed from calculated APR of 7.12284% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $39,196.01.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.56%.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/27/XXXX.								Loan Review Complete
XXXXXX	438472528	XXXXXX	XXXXXX	XXXXXX	FL	438472528	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,442.04.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.61 per the Approval, however, the lowest index value available in the lookback period is 2.78								Loan Review Complete
XXXXXX	438472710	XXXXXX	XXXXXX	XXXXXX	CA	438472710	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472900	XXXXXX	XXXXXX	XXXXXX	FL	438472900	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438472847	XXXXXX	XXXXXX	XXXXXX	FL	438472847	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.66400% is underdisclosed from calculated APR of 7.99760% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.9400% per the approval, however the lowest index value available in the lookback period is 4.3400%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $22,611.50.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.9400% per the approval, however the lowest index value available in the lookback period is 4.3400%.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472893	XXXXXX	XXXXXX	XXXXXX	CA	438472893	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $12,518.65.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.99700% per the Approval, however the lowest index value available in the lookback period is 5.08083%								Loan Review Complete
XXXXXX	438472994	XXXXXX	XXXXXX	XXXXXX	CA	438472994	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438472744	XXXXXX	XXXXXX	XXXXXX	CA	438472744	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $23,984.79.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.39% per the approval, however the lowest index value available in the lookback period is 2.61%.								Loan Review Complete
XXXXXX	438472884	XXXXXX	XXXXXX	XXXXXX	CA	438472884	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $13,650.33.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.4900% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 4.6000%.								Loan Review Complete
XXXXXX	438472543	XXXXXX	XXXXXX	XXXXXX	CA	438472543	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of XXX in the amount of $37,955.15.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.757% per the Approval, however the lowest index value available in the lookback period is 2.9700%.								Loan Review Complete
XXXXXX	438472667	XXXXXX	XXXXXX	XXXXXX	CA	438472667	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438472979	XXXXXX	XXXXXX	XXXXXX	CA	438472979	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472810	XXXXXX	XXXXXX	XXXXXX	CA	438472810	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $25,836.81.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the loan approval, however the lowest index value available in the lookback period is 3.79%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/30/XXXX, prior to three (3) business days from transaction date of XX/28/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472872	XXXXXX	XXXXXX	XXXXXX	CA	438472872	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.97900% is underdisclosed from calculated APR of 8.26242% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $9,897.21.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.340% per the approval, however the lowest index value available in the lookback period is 4.60%.								Loan Review Complete
XXXXXX	438472739	XXXXXX	XXXXXX	XXXXXX	CA	438472739	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $42,321.66.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.520% per the approval, however the lowest index value available in the lookback period is 2.70%.								Loan Review Complete
XXXXXX	438472711	XXXXXX	XXXXXX	XXXXXX	CA	438472711	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
XXXXXX	438472746	XXXXXX	XXXXXX	XXXXXX	CA	438472746	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $14,676.35.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the Approval, however the lowest index value available in the lookback period is 2.890%.								Loan Review Complete
XXXXXX	438472820	XXXXXX	XXXXXX	XXXXXX	CA	438472820	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $16,911.72.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 3.94%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472690	XXXXXX	XXXXXX	XXXXXX	CA	438472690	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438472634	XXXXXX	XXXXXX	XXXXXX	CA	438472634	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $6,612.81.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.340% per the Approval, however the lowest index value available in the lookback period is 4.49000%.								Loan Review Complete
XXXXXX	438472828	XXXXXX	XXXXXX	XXXXXX	CA	438472828	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61500% is underdisclosed from calculated APR of 6.91595% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the Approval, however the lowest index value available in the lookback period is 4.11%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $48,194.69.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the Approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
XXXXXX	438472923	XXXXXX	XXXXXX	XXXXXX	CA	438472923	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472489	XXXXXX	XXXXXX	XXXXXX	CA	438472489	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,455.02.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/16/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473035	XXXXXX	XXXXXX	XXXXXX	CA	438473035	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided EXCEPTION INFO: High Cost testing not complete - Premium and terms were not documented in file	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438472506	XXXXXX	XXXXXX	XXXXXX	CA	438472506	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
XXXXXX	438472935	XXXXXX	XXXXXX	XXXXXX	CA	438472935	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472860	XXXXXX	XXXXXX	XXXXXX	CA	438472860	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438472747	XXXXXX	XXXXXX	XXXXXX	CA	438472747	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,133.83.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.70% per the Approval, however the lowest index value available in the lookback period is 2.78%.								Loan Review Complete
XXXXXX	438472813	XXXXXX	XXXXXX	XXXXXX	CA	438472813	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52400% is underdisclosed from calculated APR of 6.79472% outside of 0.125% tolerance.
EXCEPTION INFO: Approval indicates the Index used was 3.660%. The closest Index available in our look-back period is 3.940%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $74,897.16.
																				EXCEPTION INFO: Approval indicates the Index used was 3.660%. The closest Index available in our look-back period is 3.940%								Loan Review Complete
XXXXXX	438472901	XXXXXX	XXXXXX	XXXXXX	CA	438472901	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $168.39.
																				EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed. Under disclosure appears to be fee related.								Loan Review Complete
XXXXXX	438472749	XXXXXX	XXXXXX	XXXXXX	CA	438472749	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,741.95.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 2.780% per the loan approval, however the lowest index value available in the look back period is 2.970%.								Loan Review Complete
XXXXXX	438472957	XXXXXX	XXXXXX	XXXXXX	CA	438472957	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA  loan is allowed for a prepayment over 20% of the original amount  - note states 2%, 2%, 2% in excess over $5,000, which is less than the required 20%.. Lender is XXX, XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $43.57.
																				EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
XXXXXX	438472854	XXXXXX	XXXXXX	XXXXXX	CA	438472854	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.73600% is underdisclosed from calculated APR of 8.10749% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $22,189.55.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.110% per the Loan Commitment/Approval; however, the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
XXXXXX	438472491	XXXXXX	XXXXXX	XXXXXX	CA	438472491	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438472926	XXXXXX	XXXXXX	XXXXXX	CA	438472926	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,925.73.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.690% per the Loan Commitment and Approval, however the lowest index value available in the look back period is 4.750%.								Loan Review Complete
XXXXXX	438472539	XXXXXX	XXXXXX	XXXXXX	CA	438472539	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $13,643.18.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.757% per the approval, however the lowest index value available in the lookback period is 2.87%								Loan Review Complete
XXXXXX	438472650	XXXXXX	XXXXXX	XXXXXX	CA	438472650	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438472619	XXXXXX	XXXXXX	XXXXXX	CA	438472619	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.55000% is underdisclosed from calculated APR of 8.08891% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the approval, however the lowest index value available in the look back period is 4.490%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $62,651.60.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the approval, however the lowest index value available in the look back period is 4.490%								Loan Review Complete
XXXXXX	438472696	XXXXXX	XXXXXX	XXXXXX	CA	438472696	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472768	XXXXXX	XXXXXX	XXXXXX	CA	438472768	XX/XX/XXXX	Investment	Refinance Rate/Term	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438472763	XXXXXX	XXXXXX	XXXXXX	FL	438472763	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $13,562.88.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the approval, however the lowest index value available in the lookback period is 3.36%.								Loan Review Complete
XXXXXX	438472783	XXXXXX	XXXXXX	XXXXXX	CA	438472783	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $15,599.82.
EXCEPTION INFO: Under-disclosure due to lender utilizing and index value of 3.46% per approval, however the lowest index value available in the lookback period is 3.56%

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/24/XXXX, prior to three (3) business days from transaction date of XX/21/XXXX.								Loan Review Complete
XXXXXX	438472992	XXXXXX	XXXXXX	XXXXXX	CA	438472992	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472782	XXXXXX	XXXXXX	XXXXXX	CA	438472782	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $20,598.09.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.3.36% per the approval, however the lowest index value available in the lookback period is 3.46%.								Loan Review Complete
XXXXXX	438472959	XXXXXX	XXXXXX	XXXXXX	CA	438472959	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472659	XXXXXX	XXXXXX	XXXXXX	CA	438472659	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438472559	XXXXXX	XXXXXX	XXXXXX	NJ	438472559	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $14,625.02.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.060% per the loan approval, however the lowest index value available in the look back period is 3.24%.								Loan Review Complete
XXXXXX	438472844	XXXXXX	XXXXXX	XXXXXX	NV	438472844	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.43600% is underdisclosed from calculated APR of 7.78504% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Commitment/Approval, however the lowest index value available in the lookback period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,545.22.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Commitment/Approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
XXXXXX	438472706	XXXXXX	XXXXXX	XXXXXX	NJ	438472706	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438472596	XXXXXX	XXXXXX	XXXXXX	FL	438472596	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,514.49.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.660% per the approval, however the lowest index value available in the look back period is 3.790%								Loan Review Complete
XXXXXX	438472670	XXXXXX	XXXXXX	XXXXXX	CA	438472670	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472910	XXXXXX	XXXXXX	XXXXXX	IL	438472910	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472748	XXXXXX	XXXXXX	XXXXXX	CA	438472748	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/XXXX.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $17,772.57.
																				EXCEPTION INFO: Under disclosure is due to payment stream. Payment stream matches until recast at month 120. Thereafter, the changes are due to the index. The Index was not available during look back period. Index used 2.78%, available index 3.06%.								Loan Review Complete
XXXXXX	438472869	XXXXXX	XXXXXX	XXXXXX	CA	438472869	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,116.05.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.34% per the approval, however the lowest index value available in the lookback period is 4.6%.								Loan Review Complete
XXXXXX	438472609	XXXXXX	XXXXXX	XXXXXX	FL	438472609	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.22700% is underdisclosed from calculated APR of 7.50360% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $25,795.31.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.79% per the approval, however the lowest index value available in the lookback period is 4.11%.								Loan Review Complete
XXXXXX	438472899	XXXXXX	XXXXXX	XXXXXX	CA	438472899	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438472916	XXXXXX	XXXXXX	XXXXXX	CA	438472916	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472638	XXXXXX	XXXXXX	XXXXXX	FL	438472638	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/18/XXXX, prior to three (3) business days from transaction date of XX/14/XXXX.								Loan Review Complete
XXXXXX	438472848	XXXXXX	XXXXXX	XXXXXX	NJ	438472848	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.83400% is underdisclosed from calculated APR of 7.33870% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the approval, however the lowest index value available in the lookback period is 4.49

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $46,286.64.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.940% per the approval, however the lowest index value available in the lookback period is 4.49								Loan Review Complete
XXXXXX	438472972	XXXXXX	XXXXXX	XXXXXX	FL	438472972	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472527	XXXXXX	XXXXXX	XXXXXX	FL	438472527	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $15,485.05.
																				EXCEPTION INFO: The Approval indicates the Index used was 2.61%. The only Index available within the look-back period is 2.78%.								Loan Review Complete
XXXXXX	438472624	XXXXXX	XXXXXX	XXXXXX	CA	438472624	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.55400% is underdisclosed from calculated APR of 8.11561% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,153.96.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the approval, however the lowest index value available in the lookback period is 4.49%.								Loan Review Complete
XXXXXX	438472691	XXXXXX	XXXXXX	XXXXXX	CA	438472691	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472770	XXXXXX	XXXXXX	XXXXXX	NJ	438472770	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: appraisal not provided	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $17,536.59.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.14% per the loan approval, however the lowest index value available in the lookback period is 3.36%.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
XXXXXX	438472501	XXXXXX	XXXXXX	XXXXXX	FL	438472501	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438472542	XXXXXX	XXXXXX	XXXXXX	NJ	438472542	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states 2%, 2%, 2%. Lender is XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,443.35.
																				EXCEPTION INFO: Approval indicates the Index used was 2.890%. The closest Index available in our look-back period is 2.970%								Loan Review Complete
XXXXXX	438472727	XXXXXX	XXXXXX	XXXXXX	FL	438472727	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438472974	XXXXXX	XXXXXX	XXXXXX	NY	438472974	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds the 2% maximum per state of NY.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment term for a NY ARM loan with an interest rate over 6%, is 12 months. - note states 36 months. Lender is XXX, XXX.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472576	XXXXXX	XXXXXX	XXXXXX	FL	438472576	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $9,952.92.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.36% per the approval, however the lowest index value available in the lookback period is 3.56%.								Loan Review Complete
XXXXXX	438472552	XXXXXX	XXXXXX	XXXXXX	FL	438472552	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,830.44.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.970% per the (Approval), however the lowest index value available in the lookback period is 3.140%.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472642	XXXXXX	XXXXXX	XXXXXX	AZ	438472642	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal no provided.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,252.96.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.650% per the Approval, however the lowest index value available in the lookback period is 4.730%.								Loan Review Complete
XXXXXX	438472856	XXXXXX	XXXXXX	XXXXXX	CA	438472856	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.77700% is underdisclosed from calculated APR of 8.15017% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,708.31.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.49%.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472689	XXXXXX	XXXXXX	XXXXXX	FL	438472689	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472674	XXXXXX	XXXXXX	XXXXXX	CA	438472674	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472628	XXXXXX	XXXXXX	XXXXXX	CA	438472628	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,102.74.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.11% per the approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
XXXXXX	438472907	XXXXXX	XXXXXX	XXXXXX	CA	438472907	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438472598	XXXXXX	XXXXXX	XXXXXX	FL	438472598	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $458,226.97 in the amount of $XXX.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.66% per the approval document, however the lowest index available in the lookback period is 3.94%

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/27/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472595	XXXXXX	XXXXXX	XXXXXX	CA	438472595	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $27,593.11.
																				EXCEPTION INFO: Under-disclosure due to lender utilizing and index value of 3.66 per approval, however the lowest index value available in the lookback period is 3.79%								Loan Review Complete
XXXXXX	438472723	XXXXXX	XXXXXX	XXXXXX	CA	438472723	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472914	XXXXXX	XXXXXX	XXXXXX	CA	438472914	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472732	XXXXXX	XXXXXX	XXXXXX	CA	438472732	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,702.85.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.880% per the approval, however the lowest index value available in the look back period is 1.940%.								Loan Review Complete
XXXXXX	438472871	XXXXXX	XXXXXX	XXXXXX	CA	438472871	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $42,974.26.
																				EXCEPTION INFO: Itemization of finance did not disclose a total of closing cost fee for the amount of $16,562.89 to the prepaid finance cost. The differences of $1,896.27. Under disclosure is due to the lender utilizing an index value of 4.34% per the Approval, however the lowest index value available in the lookback period is 4.490%.								Loan Review Complete
XXXXXX	438472657	XXXXXX	XXXXXX	XXXXXX	CA	438472657	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472987	XXXXXX	XXXXXX	XXXXXX	CA	438472987	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																				EXCEPTION INFO: PPP expired: Prepayment charge not allowed per state (CA)- prepayment charge for CA ARM must exclude the first 20% of the original loan amount ($XX,XXX), note only excludes the first $X,XXX. Lender is XXX, XXX.								Loan Review Complete
XXXXXX	438473039	XXXXXX	XXXXXX	XXXXXX	FL	438473039	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472694	XXXXXX	XXXXXX	XXXXXX	FL	438472694	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
XXXXXX	438472990	XXXXXX	XXXXXX	XXXXXX	NJ	438472990	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.
																				EXCEPTION INFO: PPP expired. PPP charge not allowed per state (NJ) - max prepayment charge for NJ loan is 0% - note states 2%,2%,2%. Lender is XXX								Loan Review Complete
XXXXXX	438472622	XXXXXX	XXXXXX	XXXXXX	FL	438472622	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,663.14.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing and index value of 4.110% per the loan approval, however the lowest index value available in the look back period is 4.34%.								Loan Review Complete
XXXXXX	438472841	XXXXXX	XXXXXX	XXXXXX	FL	438472841	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.58800% is underdisclosed from calculated APR of 7.95184% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Approval, however the lowest index value available in the lookback period is 4.34%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $14,129.60.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 3.94% per the Approval, however the lowest index value available in the lookback period is 4.34%.								Loan Review Complete
XXXXXX	438473040	XXXXXX	XXXXXX	XXXXXX	VA	438473040	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472508	XXXXXX	XXXXXX	XXXXXX	NY	438472508	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds the 2% maximum per state of NY.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,004.94.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.8500% per the approval, however the lowest index value available in the look back period is 1.910% In addition, unable to determine reason for under disclosure due to missing Final TIL itemization. Under disclosure is both fee related and payment stream related.								Loan Review Complete
XXXXXX	438472730	XXXXXX	XXXXXX	XXXXXX	CA	438472730	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472604	XXXXXX	XXXXXX	XXXXXX	NY	438472604	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																				EXCEPTION INFO: 6% late charge exceeds the 2% maximum per state (NY)								Loan Review Complete
XXXXXX	438472547	XXXXXX	XXXXXX	XXXXXX	CA	438472547	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $21,968.05.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 2.89% per the approval, however the lowest index value available in the lookback period is 3.06%								Loan Review Complete
XXXXXX	438472575	XXXXXX	XXXXXX	XXXXXX	CA	438472575	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $25,228.61.
																				EXCEPTION INFO: The Approval indicates the Index used was 3.36%. The only Index available within the look-back period is 3.46%.								Loan Review Complete
XXXXXX	438472632	XXXXXX	XXXXXX	XXXXXX	CA	438472632	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $X,XXX,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under-disclosure due to lender utilizing and index value of X.XX% per approval, however the lowest index value available in the lookback period is X.XX%								Loan Review Complete
XXXXXX	438472939	XXXXXX	XXXXXX	XXXXXX	CA	438472939	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XXXX.XX, however, final HUD reflects $XXXX.XX.								Loan Review Complete
XXXXXX	438472898	XXXXXX	XXXXXX	XXXXXX	CA	438472898	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired: Prepayment charge not allowed per state (CA)- prepayment charge for CA ARM must exclude the first XX% of the original loan amount ($XXX,XXX), note only excludes the first $X,XXX.  Lender is XXX, XXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $X,XXX,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the look back period is X.XXX%.								Loan Review Complete
XXXXXX	438472498	XXXXXX	XXXXXX	XXXXXX	FL	438472498	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472789	XXXXXX	XXXXXX	XXXXXX	NJ	438472789	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.X% per the Commitment/Approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472522	XXXXXX	XXXXXX	XXXXXX	CA	438472522	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: TIL itemization did not disclose a funding fee of $XX as prepaid finance charges.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472995	XXXXXX	XXXXXX	XXXXXX	CA	438472995	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472778	XXXXXX	XXXXXX	XXXXXX	FL	438472778	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXXX% per the approval, however the lowest index value available in the look back period is X.XXX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXXX% per the approval, however the lowest index value available in the look back period is X.XXX%.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472924	XXXXXX	XXXXXX	XXXXXX	CA	438472924	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472715	XXXXXX	XXXXXX	XXXXXX	FL	438472715	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472558	XXXXXX	XXXXXX	XXXXXX	CA	438472558	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired: Prepayment charge not allowed per state (CA)- prepayment charge for CA ARM must exclude the first XX% of the original loan amount ($XX,XXX), note only excludes the first $X,XXX.  Lender is XXX, XXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the look back period is X.XXX%								Loan Review Complete
XXXXXX	438472751	XXXXXX	XXXXXX	XXXXXX	FL	438472751	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the Commitment/Approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472760	XXXXXX	XXXXXX	XXXXXX	ID	438472760	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[X] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472846	XXXXXX	XXXXXX	XXXXXX	FL	438472846	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the Commitment, however the lowest index value available in the lookback period is X.XX%.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472517	XXXXXX	XXXXXX	XXXXXX	NJ	438472517	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472878	XXXXXX	XXXXXX	XXXXXX	FL	438472878	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXXXX%.								Loan Review Complete
XXXXXX	438472864	XXXXXX	XXXXXX	XXXXXX	FL	438472864	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472821	XXXXXX	XXXXXX	XXXXXX	NJ	438472821	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX per the Approval, however, the lowest index value available in the lookback period is X.XX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472556	XXXXXX	XXXXXX	XXXXXX	FL	438472556	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472740	XXXXXX	XXXXXX	XXXXXX	NJ	438472740	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NJ) - max prepayment charge for NJ ARM loan is X% - note states X%, X%, X%. Lender is XXXXX

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472555	XXXXXX	XXXXXX	XXXXXX	CA	438472555	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438473030	XXXXXX	XXXXXX	XXXXXX	CA	438473030	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438472933	XXXXXX	XXXXXX	XXXXXX	CA	438472933	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438472999	XXXXXX	XXXXXX	XXXXXX	CA	438472999	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438472582	XXXXXX	XXXXXX	XXXXXX	CA	438472582	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired: Prepayment charge not allowed per state (CA)- prepayment charge for CA ARM must exclude the first XX% of the original loan amount ($XX,XXX), note only excludes the first $X,XXX.  Lender is XXX, XXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the look back period is X.XXX%.								Loan Review Complete
XXXXXX	438472685	XXXXXX	XXXXXX	XXXXXX	CA	438472685	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438472666	XXXXXX	XXXXXX	XXXXXX	CA	438472666	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472731	XXXXXX	XXXXXX	XXXXXX	CA	438472731	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XXXXX%.								Loan Review Complete
XXXXXX	438473031	XXXXXX	XXXXXX	XXXXXX	CA	438473031	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. PPP of 3 years exceeds CA limit of 12-month period in excess of 20% of the original amount, not to exceed an amount equal to 6 months’ interest on the amount prepaid in excess of 20%. XXX, XXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472538	XXXXXX	XXXXXX	XXXXXX	CA	438472538	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the Lender utilizing an index val of X.XX% per the Approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472902	XXXXXX	XXXXXX	XXXXXX	CA	438472902	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.X% per the approval, however the lowest index value available in the lookback period is X.XX%								Loan Review Complete
XXXXXX	438472591	XXXXXX	XXXXXX	XXXXXX	MA	438472591	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[X] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than X months interest.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MA) - max prepayment charge for MA ARM loan is X months interest on such prepayments in the initial XX months - note states X% of such prepayment in excess of $X,XXX in a calendar month. Lender is XXX, XXX.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXX%.								Loan Review Complete
XXXXXX	438472787	XXXXXX	XXXXXX	XXXXXX	CA	438472787	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472568	XXXXXX	XXXXXX	XXXXXX	CA	438472568	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the look back period is X.XXX%								Loan Review Complete
XXXXXX	438472716	XXXXXX	XXXXXX	XXXXXX	CA	438472716	XX/XX/XXXX	Investment	Refinance Rate/Term	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/18/XXXX used as disbursement date for compliance testing.

																				[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438472879	XXXXXX	XXXXXX	XXXXXX	CA	438472879	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Tested	Yes	No	XX/XX/XXXX	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
EXCEPTION INFO: HUD line 814 reflects "Other Charges - See Attached" but the addendum was not located. The $12 lump sum amount has been included in high cost testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472752	XXXXXX	XXXXXX	XXXXXX	CA	438472752	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: The Approval indicates the Index used was X.XX%. The only Index available within the look-back period is X.XX%.

																				[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472514	XXXXXX	XXXXXX	XXXXXX	NJ	438472514	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXXXX%.								Loan Review Complete
XXXXXX	438472874	XXXXXX	XXXXXX	XXXXXX	CA	438472874	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%.

																				[X] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438472629	XXXXXX	XXXXXX	XXXXXX	CA	438472629	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the (Approval), however the lowest index value available in the lookback period is X.XXXXX%.								Loan Review Complete
XXXXXX	438472577	XXXXXX	XXXXXX	XXXXXX	FL	438472577	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXXX%.								Loan Review Complete
XXXXXX	438472583	XXXXXX	XXXXXX	XXXXXX	NY	438472583	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: X% late charge exceeds the X% maximum per state (NY).

[X] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438473044	XXXXXX	XXXXXX	XXXXXX	FL	438473044	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472780	XXXXXX	XXXXXX	XXXXXX	NJ	438472780	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

[X] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472573	XXXXXX	XXXXXX	XXXXXX	NJ	438472573	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472608	XXXXXX	XXXXXX	XXXXXX	CA	438472608	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the loan approval, however the lowest index value available in the lookback period is X.XX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the loan approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472827	XXXXXX	XXXXXX	XXXXXX	FL	438472827	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438472985	XXXXXX	XXXXXX	XXXXXX	NY	438472985	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: NY allows a 2% late charge penalty. The Note states a 5% penalty.

[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.
																				EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for CA ARM loan is 6 mon int up 20% of PPP for 1 year - note states 2%, 2%, 2%. Lender is XXX.								Loan Review Complete
XXXXXX	438472656	XXXXXX	XXXXXX	XXXXXX	CA	438472656	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472605	XXXXXX	XXXXXX	XXXXXX	CA	438472605	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472772	XXXXXX	XXXXXX	XXXXXX	FL	438472772	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%%.								Loan Review Complete
XXXXXX	438472676	XXXXXX	XXXXXX	XXXXXX	CA	438472676	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438472654	XXXXXX	XXXXXX	XXXXXX	CA	438472654	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472572	XXXXXX	XXXXXX	XXXXXX	CA	438472572	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the lowest index value available in the lookback period is X.XXX%.								Loan Review Complete
XXXXXX	438472574	XXXXXX	XXXXXX	XXXXXX	NY	438472574	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: X% late charge exceeds the X% maximum per state (NY)

[X] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than X% contains a prepayment penalty greater than XX months.
EXCEPTION INFO: PPP expired.. Prepayment charge not allowed per state (NY) - No prepayment fee may be charges after XX months. Lender penalty is for XX months - Lender is XXX, a XXXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the loan approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472618	XXXXXX	XXXXXX	XXXXXX	NY	438472618	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: X% late charge is greater than X% per  state (NY).

[X] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than X% contains a prepayment penalty greater than XX months.
EXCEPTION INFO: PPP is  expired.  Prepayment charge is prohibited per state (NY).

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure  is due to the lender utilizing an index value of X.XXX% per the Approval, however the only index value available in the lookback period is X.XX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the Approval, however the only index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438473041	XXXXXX	XXXXXX	XXXXXX	CA	438473041	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438472721	XXXXXX	XXXXXX	XXXXXX	TX	438472721	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438472937	XXXXXX	XXXXXX	XXXXXX	NJ	438472937	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
																				EXCEPTION INFO: PPP is expired. Prepayment charge is prohibited per state (NJ).								Loan Review Complete
XXXXXX	438472630	XXXXXX	XXXXXX	XXXXXX	CA	438472630	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $X,XXX,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XX%								Loan Review Complete
XXXXXX	438472512	XXXXXX	XXXXXX	XXXXXX	CA	438472512	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: The Approval indicates the Index used was X.XX%. The only Index available within the look-back period is X.XX%.								Loan Review Complete
XXXXXX	438472745	XXXXXX	XXXXXX	XXXXXX	TX	438472745	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXXX% per the (approval), however the lowest index value available in the look back period is X.XX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXXX% per the (approval), however the lowest index value available in the look back period is X.XX%.								Loan Review Complete
XXXXXX	438472929	XXXXXX	XXXXXX	XXXXXX	CA	438472929	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438472865	XXXXXX	XXXXXX	XXXXXX	CA	438472865	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472590	XXXXXX	XXXXXX	XXXXXX	CA	438472590	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XX%								Loan Review Complete
XXXXXX	438473019	XXXXXX	XXXXXX	XXXXXX	CA	438473019	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472908	XXXXXX	XXXXXX	XXXXXX	CA	438472908	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the (Approval), however the lowest index value available in the lookback period is X.XXX%.								Loan Review Complete
XXXXXX	438473016	XXXXXX	XXXXXX	XXXXXX	FL	438473016	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438472535	XXXXXX	XXXXXX	XXXXXX	CA	438472535	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under-disclosure due to lender utilizing an index value of X.X% per approval, however the lowest index value available in the lookback period is X.XX%.								Loan Review Complete
XXXXXX	438472798	XXXXXX	XXXXXX	XXXXXX	CA	438472798	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXXX% per the Approval, however the lowest index value available in the lookback period is X.XXXX%.								Loan Review Complete
XXXXXX	438472925	XXXXXX	XXXXXX	XXXXXX	CA	438472925	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438472960	XXXXXX	XXXXXX	XXXXXX	CA	438472960	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473382	XXXXXX	XXXXXX	XXXXXX	PR	438473382	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1	[3] General - Initial Rate Lock rate date is not documented in file.	[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473381	XXXXXX	XXXXXX	XXXXXX	PR	438473381	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473278	XXXXXX	XXXXXX	XXXXXX	PR	438473278	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] General - Initial Rate Lock rate date is not documented in file.	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438475002	XXXXXX	XXXXXX	XXXXXX	NY	438475002	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474840	XXXXXX	XXXXXX	XXXXXX	OK	438474840	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/31/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474834	XXXXXX	XXXXXX	XXXXXX	NY	438474834	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
XXXXXX	438474823	XXXXXX	XXXXXX	XXXXXX	MN	438474823	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds X% Threshold: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of X% of Total Loan Amount.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) With Cure: RESPA (XXXX): X% tolerance violation for XXX fee with evidence of cure provided on Final HUD-X

[X] Federal Compliance - RESPA (XXXX) -  First Change Date on Final HUD-X Inaccurate: RESPA (XXXX): First Change Date on Final HUD-X does not match First Change Date on Note.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within X Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
EXCEPTION INFO: Not provided.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose the recording service fee of $XX, or the courier fee of $XX as prepaid finance charges. TIL Itemization only disclosed loan discount fee in the amount of $XXX.XX and settlement fee in the amount of $XXX, however, final HUD reflects a loan discount fee of $XX,XXX.XX and settlement fee of $XXX.  Unable to apply the $XX,XXX seller credit on line XXX of the HUD due to missing the credit itemization.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Maximum In First X Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA XXXX):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (X) years of the loan.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Maximum In First X Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (X) years for the loan.

[X] Federal Compliance - XXXX TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA XXXX): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA XXXX):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474827	XXXXXX	XXXXXX	XXXXXX	FL	438474827	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474774	XXXXXX	XXXXXX	XXXXXX	FL	438474774	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA -  Initial GFE Not Provided Within X Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within X Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Underdisclosure is due to $XX.XX Subordination Recording Fee not included on Itemization of Amount Financed along with a $-X.XX payment variance.

																				[X] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within X Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
XXXXXX	438475074	XXXXXX	XXXXXX	XXXXXX	CA	438475074	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-03): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-03): Received Final TIL, exception cleared.							Loan Review Complete
XXXXXX	438474814	XXXXXX	XXXXXX	XXXXXX	FL	438474814	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX									Loan Review Complete
XXXXXX	438474974	XXXXXX	XXXXXX	XXXXXX	ME	438474974	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438474833	XXXXXX	XXXXXX	XXXXXX	KY	438474833	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																				[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
XXXXXX	438474839	XXXXXX	XXXXXX	XXXXXX	AL	438474839	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
XXXXXX	438474825	XXXXXX	XXXXXX	XXXXXX	MI	438474825	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.								Loan Review Complete
XXXXXX	438475168	XXXXXX	XXXXXX	XXXXXX	GA	438475168	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475171	XXXXXX	XXXXXX	XXXXXX	OK	438475171	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/28/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: 9 day grace period is less than 10 day minimum allowed per State (OK) Consumer Credit law.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475178	XXXXXX	XXXXXX	XXXXXX	VA	438475178	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																				[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
XXXXXX	438474724	XXXXXX	XXXXXX	XXXXXX	CA	438474724	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474735	XXXXXX	XXXXXX	XXXXXX	PA	438474735	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
XXXXXX	438475160	XXXXXX	XXXXXX	XXXXXX	PA	438475160	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475103	XXXXXX	XXXXXX	XXXXXX	MN	438475103	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438475127	XXXXXX	XXXXXX	XXXXXX	AZ	438475127	XX/XX/XXXX	Second Home	UTD UTD	UTD	No	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474801	XXXXXX	XXXXXX	XXXXXX	AL	438474801	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/25/XXXX	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474791	XXXXXX	XXXXXX	XXXXXX	CT	438474791	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474769	XXXXXX	XXXXXX	XXXXXX	IL	438474769	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474835	XXXXXX	XXXXXX	XXXXXX	VA	438474835	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
XXXXXX	438474811	XXXXXX	XXXXXX	XXXXXX	NY	438474811	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) -  Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure. The itemization of amount financed match.

[X] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438475158	XXXXXX	XXXXXX	XXXXXX	FL	438475158	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
XXXXXX	438475186	XXXXXX	XXXXXX	XXXXXX	VA	438475186	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																				[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
XXXXXX	438474841	XXXXXX	XXXXXX	XXXXXX	NY	438474841	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
XXXXXX	438475115	XXXXXX	XXXXXX	XXXXXX	VA	438475115	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	1	1	[1] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
REVIEWER - CLEARED COMMENT (2019-04-04): Received signed disclosure, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019:  Received a copy of the final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019: Received a copy of the final TIL, exception cleared.							Loan Review Complete
XXXXXX	438474302	XXXXXX	XXXXXX	XXXXXX	UT	438474302	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474242	XXXXXX	XXXXXX	XXXXXX	SC	438474242	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474319	XXXXXX	XXXXXX	XXXXXX	LA	438474319	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473737	XXXXXX	XXXXXX	XXXXXX	AL	438473737	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473732	XXXXXX	XXXXXX	XXXXXX	MI	438473732	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474235	XXXXXX	XXXXXX	XXXXXX	LA	438474235	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473771	XXXXXX	XXXXXX	XXXXXX	IL	438473771	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473748	XXXXXX	XXXXXX	XXXXXX	MS	438473748	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474434	XXXXXX	XXXXXX	XXXXXX	IN	438474434	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438473921	XXXXXX	XXXXXX	XXXXXX	GA	438473921	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438475019	XXXXXX	XXXXXX	XXXXXX	SC	438475019	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475016	XXXXXX	XXXXXX	XXXXXX	NJ	438475016	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the $XX CPL feeas prepaid finance charges.								Loan Review Complete
XXXXXX	438474303	XXXXXX	XXXXXX	XXXXXX	AL	438474303	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474360	XXXXXX	XXXXXX	XXXXXX	TX	438474360	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474321	XXXXXX	XXXXXX	XXXXXX	AL	438474321	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474301	XXXXXX	XXXXXX	XXXXXX	AR	438474301	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474364	XXXXXX	XXXXXX	XXXXXX	TX	438474364	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474507	XXXXXX	XXXXXX	XXXXXX	CA	438474507	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473710	XXXXXX	XXXXXX	XXXXXX	LA	438473710	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473822	XXXXXX	XXXXXX	XXXXXX	IA	438473822	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473724	XXXXXX	XXXXXX	XXXXXX	GA	438473724	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.								Loan Review Complete
XXXXXX	438473723	XXXXXX	XXXXXX	XXXXXX	AL	438473723	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473721	XXXXXX	XXXXXX	XXXXXX	WA	438473721	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																			[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473668	XXXXXX	XXXXXX	XXXXXX	LA	438473668	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473685	XXXXXX	XXXXXX	XXXXXX	AL	438473685	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473683	XXXXXX	XXXXXX	XXXXXX	OH	438473683	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473678	XXXXXX	XXXXXX	XXXXXX	AL	438473678	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438473792	XXXXXX	XXXXXX	XXXXXX	AL	438473792	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473793	XXXXXX	XXXXXX	XXXXXX	AK	438473793	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438474288	XXXXXX	XXXXXX	XXXXXX	NY	438474288	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474283	XXXXXX	XXXXXX	XXXXXX	TX	438474283	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474263	XXXXXX	XXXXXX	XXXXXX	PA	438474263	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438473643	XXXXXX	XXXXXX	XXXXXX	NJ	438473643	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438473663	XXXXXX	XXXXXX	XXXXXX	OH	438473663	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473654	XXXXXX	XXXXXX	XXXXXX	CA	438473654	XX/XX/XXXX	Primary	Refinance Rate/Term		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473726	XXXXXX	XXXXXX	XXXXXX	MI	438473726	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473837	XXXXXX	XXXXXX	XXXXXX	MO	438473837	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																			[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003 [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473830	XXXXXX	XXXXXX	XXXXXX	NC	438473830	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474946	XXXXXX	XXXXXX	XXXXXX	MI	438474946	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473841	XXXXXX	XXXXXX	XXXXXX	VA	438473841	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474066	XXXXXX	XXXXXX	XXXXXX	OH	438474066	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438473638	XXXXXX	XXXXXX	XXXXXX	TN	438473638	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/31/XXXX.								Loan Review Complete
XXXXXX	438473559	XXXXXX	XXXXXX	XXXXXX	SC	438473559	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474195	XXXXXX	XXXXXX	XXXXXX	WV	438474195	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474097	XXXXXX	XXXXXX	XXXXXX	MI	438474097	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474084	XXXXXX	XXXXXX	XXXXXX	TX	438474084	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474073	XXXXXX	XXXXXX	XXXXXX	AR	438474073	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474143	XXXXXX	XXXXXX	XXXXXX	CO	438474143	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474922	XXXXXX	XXXXXX	XXXXXX	OH	438474922	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/23/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474923	XXXXXX	XXXXXX	XXXXXX	OH	438474923	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474920	XXXXXX	XXXXXX	XXXXXX	LA	438474920	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474924	XXXXXX	XXXXXX	XXXXXX	LA	438474924	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474921	XXXXXX	XXXXXX	XXXXXX	NY	438474921	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474925	XXXXXX	XXXXXX	XXXXXX	SC	438474925	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474960	XXXXXX	XXXXXX	XXXXXX	CA	438474960	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Missing Document: HUD-1 Addendum not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474356	XXXXXX	XXXXXX	XXXXXX	WA	438474356	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473581	XXXXXX	XXXXXX	XXXXXX	CT	438473581	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474378	XXXXXX	XXXXXX	XXXXXX	FL	438474378	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474595	XXXXXX	XXXXXX	XXXXXX	SC	438474595	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473563	XXXXXX	XXXXXX	XXXXXX	MO	438473563	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473820	XXXXXX	XXXXXX	XXXXXX	MI	438473820	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473859	XXXXXX	XXXXXX	XXXXXX	MI	438473859	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474352	XXXXXX	XXXXXX	XXXXXX	MI	438474352	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: The Lender's payment stream reflects the expiration of MI after XXX months. Based on the LTV and loan terms, the MI would be in force for XXX months.								Loan Review Complete
XXXXXX	438474313	XXXXXX	XXXXXX	XXXXXX	IA	438474313	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing amortization schedule from file								Loan Review Complete
XXXXXX	438474351	XXXXXX	XXXXXX	XXXXXX	PA	438474351	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438475132	XXXXXX	XXXXXX	XXXXXX	SC	438475132	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438475054	XXXXXX	XXXXXX	XXXXXX	TN	438475054	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474185	XXXXXX	XXXXXX	XXXXXX	PA	438474185	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474023	XXXXXX	XXXXXX	XXXXXX	AL	438474023	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474072	XXXXXX	XXXXXX	XXXXXX	FL	438474072	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474081	XXXXXX	XXXXXX	XXXXXX	WI	438474081	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473993	XXXXXX	XXXXXX	XXXXXX	SC	438473993	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474155	XXXXXX	XXXXXX	XXXXXX	TX	438474155	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474100	XXXXXX	XXXXXX	XXXXXX	AL	438474100	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474172	XXXXXX	XXXXXX	XXXXXX	NY	438474172	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474114	XXXXXX	XXXXXX	XXXXXX	MI	438474114	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474141	XXXXXX	XXXXXX	XXXXXX	TN	438474141	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474240	XXXXXX	XXXXXX	XXXXXX	TX	438474240	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474154	XXXXXX	XXXXXX	XXXXXX	TX	438474154	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474981	XXXXXX	XXXXXX	XXXXXX	IN	438474981	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474305	XXXXXX	XXXXXX	XXXXXX	AL	438474305	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474291	XXXXXX	XXXXXX	XXXXXX	TX	438474291	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438474183	XXXXXX	XXXXXX	XXXXXX	LA	438474183	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438475021	XXXXXX	XXXXXX	XXXXXX	VA	438475021	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438473844	XXXXXX	XXXXXX	XXXXXX	NY	438473844	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization disclosed the attorney fee at $XXX however the attorney fee on the HUD reflects $XXX.								Loan Review Complete
XXXXXX	438475076	XXXXXX	XXXXXX	XXXXXX	FL	438475076	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization did not disclose $XX.XX Recording service fee or $XX.XX service charges.								Loan Review Complete
XXXXXX	438475024	XXXXXX	XXXXXX	XXXXXX	PA	438475024	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473579	XXXXXX	XXXXXX	XXXXXX	NC	438473579	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474927	XXXXXX	XXXXXX	XXXXXX	GA	438474927	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: TIL Itemization did not disclose the Processing fee of $XXX,Settlement fee of $XXX and courier fee of $XX as prepaid finance charges

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the Processing fee of $XXX,Settlement fee of $XXX and courier fee of $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473570	XXXXXX	XXXXXX	XXXXXX	MI	438473570	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473571	XXXXXX	XXXXXX	XXXXXX	OH	438473571	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474931	XXXXXX	XXXXXX	XXXXXX	GA	438474931	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose the Discount Fee of $X,XXX.XX, the Attorney Fee of $XXX.XX, the Processing Fee of $XXX.XX or the Courier Fee of $XX.XX as prepaid finance charges all totaling $X,XXX.XX.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474929	XXXXXX	XXXXXX	XXXXXX	GA	438474929	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: Itemization of amount financed did not disclose the admin fee of $XXX, the attorney fees of $XXX, the processing fee of $XXX, the tax service fee of $XX or the courier fee of $XX as prepaid finance charges.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473578	XXXXXX	XXXXXX	XXXXXX	IN	438473578	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474329	XXXXXX	XXXXXX	XXXXXX	TX	438474329	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474264	XXXXXX	XXXXXX	XXXXXX	LA	438474264	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474259	XXXXXX	XXXXXX	XXXXXX	LA	438474259	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474355	XXXXXX	XXXXXX	XXXXXX	AL	438474355	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474435	XXXXXX	XXXXXX	XXXXXX	TX	438474435	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474357	XXXXXX	XXXXXX	XXXXXX	MI	438474357	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474591	XXXXXX	XXXXXX	XXXXXX	NC	438474591	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474563	XXXXXX	XXXXXX	XXXXXX	TN	438474563	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474594	XXXXXX	XXXXXX	XXXXXX	MD	438474594	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474982	XXXXXX	XXXXXX	XXXXXX	IN	438474982	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474983	XXXXXX	XXXXXX	XXXXXX	VA	438474983	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474984	XXXXXX	XXXXXX	XXXXXX	NJ	438474984	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	Yes	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474243	XXXXXX	XXXXXX	XXXXXX	FL	438474243	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475048	XXXXXX	XXXXXX	XXXXXX	CO	438475048	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474261	XXXXXX	XXXXXX	XXXXXX	TX	438474261	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438475052	XXXXXX	XXXXXX	XXXXXX	PA	438475052	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475053	XXXXXX	XXXXXX	XXXXXX	PA	438475053	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474424	XXXXXX	XXXXXX	XXXXXX	WA	438474424	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474379	XXXXXX	XXXXXX	XXXXXX	IL	438474379	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474618	XXXXXX	XXXXXX	XXXXXX	TN	438474618	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474623	XXXXXX	XXXXXX	XXXXXX	NY	438474623	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474647	XXXXXX	XXXXXX	XXXXXX	AL	438474647	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475026	XXXXXX	XXXXXX	XXXXXX	SC	438475026	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: The TIL payment streams disclosed do not match the actual terms of the note and mortgage insurance certificate. The TIL indicates the loan was disclosed with XXX payments of $X,XXX.XX and XXX payments of $XXX.XX however the mortgage insurance terms reflect that it actually is XXX payments of $X,XXX.XX and then XX payments of $XXX.XX before the mortgage insurance expires.								Loan Review Complete
XXXXXX	438473548	XXXXXX	XXXXXX	XXXXXX	OH	438473548	XX/XX/XXXX	Primary	Refinance Rate/Term		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473871	XXXXXX	XXXXXX	XXXXXX	ME	438473871	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475030	XXXXXX	XXXXXX	XXXXXX	LA	438475030	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474099	XXXXXX	XXXXXX	XXXXXX	NM	438474099	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474951	XXXXXX	XXXXXX	XXXXXX	MS	438474951	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473598	XXXXXX	XXXXXX	XXXXXX	FL	438473598	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473620	XXXXXX	XXXXXX	XXXXXX	NC	438473620	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474944	XXXXXX	XXXXXX	XXXXXX	MS	438474944	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473607	XXXXXX	XXXXXX	XXXXXX	MS	438473607	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473606	XXXXXX	XXXXXX	XXXXXX	AL	438473606	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474945	XXXXXX	XXXXXX	XXXXXX	SC	438474945	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438473686	XXXXXX	XXXXXX	XXXXXX	IL	438473686	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473696	XXXXXX	XXXXXX	XXXXXX	NC	438473696	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.	[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474106	XXXXXX	XXXXXX	XXXXXX	FL	438474106	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474104	XXXXXX	XXXXXX	XXXXXX	GA	438474104	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473566	XXXXXX	XXXXXX	XXXXXX	MO	438473566	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473577	XXXXXX	XXXXXX	XXXXXX	MI	438473577	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473594	XXXXXX	XXXXXX	XXXXXX	TX	438473594	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473587	XXXXXX	XXXXXX	XXXXXX	MS	438473587	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474957	XXXXXX	XXXXXX	XXXXXX	CO	438474957	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Lender's payment stream reflects the expiration of MI after XXX months. Based on the LTV and loan terms, the MI would be in force for XXX months.								Loan Review Complete
XXXXXX	438474935	XXXXXX	XXXXXX	XXXXXX	MI	438474935	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/31/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474292	XXXXXX	XXXXXX	XXXXXX	PA	438474292	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473874	XXXXXX	XXXXXX	XXXXXX	NH	438473874	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473758	XXXXXX	XXXXXX	XXXXXX	TX	438473758	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474430	XXXXXX	XXXXXX	XXXXXX	FL	438474430	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474362	XXXXXX	XXXXXX	XXXXXX	TX	438474362	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438474354	XXXXXX	XXXXXX	XXXXXX	SC	438474354	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474361	XXXXXX	XXXXXX	XXXXXX	OH	438474361	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474553	XXXXXX	XXXXXX	XXXXXX	LA	438474553	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474436	XXXXXX	XXXXXX	XXXXXX	LA	438474436	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474550	XXXXXX	XXXXXX	XXXXXX	CA	438474550	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474622	XXXXXX	XXXXXX	XXXXXX	MS	438474622	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/17/XXXX								Loan Review Complete
XXXXXX	438474685	XXXXXX	XXXXXX	XXXXXX	WI	438474685	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438474612	XXXXXX	XXXXXX	XXXXXX	IA	438474612	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474643	XXXXXX	XXXXXX	XXXXXX	MD	438474643	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474687	XXXXXX	XXXXXX	XXXXXX	CA	438474687	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474682	XXXXXX	XXXXXX	XXXXXX	AZ	438474682	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473596	XXXXXX	XXXXXX	XXXXXX	MI	438473596	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX								Loan Review Complete
XXXXXX	438473593	XXXXXX	XXXXXX	XXXXXX	ID	438473593	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization does not reflect closing fee of $XXX as prepaid finance charge.								Loan Review Complete
XXXXXX	438473588	XXXXXX	XXXXXX	XXXXXX	MI	438473588	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473601	XXXXXX	XXXXXX	XXXXXX	TX	438473601	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473608	XXXXXX	XXXXXX	XXXXXX	MI	438473608	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473615	XXXXXX	XXXXXX	XXXXXX	MO	438473615	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an assignment recording fee of $XX or a courier fee of $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438475185	XXXXXX	XXXXXX	XXXXXX	TX	438475185	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473640	XXXXXX	XXXXXX	XXXXXX	NC	438473640	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473866	XXXXXX	XXXXXX	XXXXXX	FL	438473866	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473935	XXXXXX	XXXXXX	XXXXXX	VA	438473935	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474399	XXXXXX	XXXXXX	XXXXXX	FL	438474399	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438474680	XXXXXX	XXXXXX	XXXXXX	FL	438474680	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to verify due to missing Itemization of amount financed.								Loan Review Complete
XXXXXX	438475102	XXXXXX	XXXXXX	XXXXXX	NJ	438475102	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474252	XXXXXX	XXXXXX	XXXXXX	FL	438474252	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
XXXXXX	438474422	XXXXXX	XXXXXX	XXXXXX	FL	438474422	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438474079	XXXXXX	XXXXXX	XXXXXX	MN	438474079	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473979	XXXXXX	XXXXXX	XXXXXX	MD	438473979	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474341	XXXXXX	XXXXXX	XXXXXX	OH	438474341	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473556	XXXXXX	XXXXXX	XXXXXX	IN	438473556	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473568	XXXXXX	XXXXXX	XXXXXX	MI	438473568	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473574	XXXXXX	XXXXXX	XXXXXX	NY	438473574	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/22/XXXX, prior to three (3) business days from transaction date of XX/22/XXXX.								Loan Review Complete
XXXXXX	438473575	XXXXXX	XXXXXX	XXXXXX	CA	438473575	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473576	XXXXXX	XXXXXX	XXXXXX	CA	438473576	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473585	XXXXXX	XXXXXX	XXXXXX	IL	438473585	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Lender's TIL reflects MI dropping off after XX months, however, the audited TIL indicates MI should drop off after XX months.								Loan Review Complete
XXXXXX	438473599	XXXXXX	XXXXXX	XXXXXX	FL	438473599	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473602	XXXXXX	XXXXXX	XXXXXX	FL	438473602	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473603	XXXXXX	XXXXXX	XXXXXX	CA	438473603	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473616	XXXXXX	XXXXXX	XXXXXX	FL	438473616	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473618	XXXXXX	XXXXXX	XXXXXX	OH	438473618	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473619	XXXXXX	XXXXXX	XXXXXX	AZ	438473619	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473623	XXXXXX	XXXXXX	XXXXXX	NY	438473623	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473671	XXXXXX	XXXXXX	XXXXXX	FL	438473671	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Itemized does not reflect $XX courier fee								Loan Review Complete
XXXXXX	438473633	XXXXXX	XXXXXX	XXXXXX	NJ	438473633	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473691	XXXXXX	XXXXXX	XXXXXX	NY	438473691	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473700	XXXXXX	XXXXXX	XXXXXX	FL	438473700	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473695	XXXXXX	XXXXXX	XXXXXX	NV	438473695	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/15/XXXX

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473698	XXXXXX	XXXXXX	XXXXXX	PA	438473698	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438473716	XXXXXX	XXXXXX	XXXXXX	FL	438473716	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438473715	XXXXXX	XXXXXX	XXXXXX	TN	438473715	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473718	XXXXXX	XXXXXX	XXXXXX	OH	438473718	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438473744	XXXXXX	XXXXXX	XXXXXX	IL	438473744	XX/XX/XXXX	Second Home	Refinance Cash-out - Other			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473741	XXXXXX	XXXXXX	XXXXXX	NY	438473741	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473754	XXXXXX	XXXXXX	XXXXXX	SC	438473754	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/27/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438473756	XXXXXX	XXXXXX	XXXXXX	NJ	438473756	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the attorney fee of $XXX or the service charges of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473759	XXXXXX	XXXXXX	XXXXXX	IN	438473759	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438473755	XXXXXX	XXXXXX	XXXXXX	NY	438473755	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438473763	XXXXXX	XXXXXX	XXXXXX	IL	438473763	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473795	XXXXXX	XXXXXX	XXXXXX	MI	438473795	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473790	XXXXXX	XXXXXX	XXXXXX	MA	438473790	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473791	XXXXXX	XXXXXX	XXXXXX	DE	438473791	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473812	XXXXXX	XXXXXX	XXXXXX	MI	438473812	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473818	XXXXXX	XXXXXX	XXXXXX	FL	438473818	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
XXXXXX	438473817	XXXXXX	XXXXXX	XXXXXX	PA	438473817	XX/XX/XXXX	Primary	Construction-Permanent	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438473821	XXXXXX	XXXXXX	XXXXXX	IL	438473821	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473831	XXXXXX	XXXXXX	XXXXXX	TX	438473831	XX/XX/XXXX	Primary	Construction-Permanent	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																				[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
XXXXXX	438473836	XXXXXX	XXXXXX	XXXXXX	GA	438473836	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473835	XXXXXX	XXXXXX	XXXXXX	RI	438473835	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473843	XXXXXX	XXXXXX	XXXXXX	NY	438473843	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Itemization of amount financed did not disclose a courier fee in the amount of $XX and wire fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438473853	XXXXXX	XXXXXX	XXXXXX	MN	438473853	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473860	XXXXXX	XXXXXX	XXXXXX	TX	438473860	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473857	XXXXXX	XXXXXX	XXXXXX	IL	438473857	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473893	XXXXXX	XXXXXX	XXXXXX	NY	438473893	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.								Loan Review Complete
XXXXXX	438473884	XXXXXX	XXXXXX	XXXXXX	FL	438473884	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438473889	XXXXXX	XXXXXX	XXXXXX	FL	438473889	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473883	XXXXXX	XXXXXX	XXXXXX	TX	438473883	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438473895	XXXXXX	XXXXXX	XXXXXX	FL	438473895	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473886	XXXXXX	XXXXXX	XXXXXX	PA	438473886	XX/XX/XXXX	Primary	Construction-Permanent	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/XXXX used as disbursement date for compliance testing.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473896	XXXXXX	XXXXXX	XXXXXX	NJ	438473896	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/21/XXXX, prior to three (3) business days from transaction date of XX/18/XXXX.								Loan Review Complete
XXXXXX	438473885	XXXXXX	XXXXXX	XXXXXX	NY	438473885	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473898	XXXXXX	XXXXXX	XXXXXX	NY	438473898	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473899	XXXXXX	XXXXXX	XXXXXX	WA	438473899	XX/XX/XXXX	Second Home	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473897	XXXXXX	XXXXXX	XXXXXX	CA	438473897	XX/XX/XXXX	Investment	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473901	XXXXXX	XXXXXX	XXXXXX	FL	438473901	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473900	XXXXXX	XXXXXX	XXXXXX	OH	438473900	XX/XX/XXXX	Primary	Purchase		No	No	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438473903	XXXXXX	XXXXXX	XXXXXX	NY	438473903	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473904	XXXXXX	XXXXXX	XXXXXX	MI	438473904	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473912	XXXXXX	XXXXXX	XXXXXX	GA	438473912	XX/XX/XXXX	Primary	Purchase		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473913	XXXXXX	XXXXXX	XXXXXX	NY	438473913	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473916	XXXXXX	XXXXXX	XXXXXX	NJ	438473916	XX/XX/XXXX	Primary	Construction-Permanent	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438473923	XXXXXX	XXXXXX	XXXXXX	FL	438473923	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473918	XXXXXX	XXXXXX	XXXXXX	FL	438473918	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473922	XXXXXX	XXXXXX	XXXXXX	VT	438473922	XX/XX/XXXX	Primary	Refinance Rate/Term		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473924	XXXXXX	XXXXXX	XXXXXX	IL	438473924	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473925	XXXXXX	XXXXXX	XXXXXX	NV	438473925	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473926	XXXXXX	XXXXXX	XXXXXX	MI	438473926	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473928	XXXXXX	XXXXXX	XXXXXX	SC	438473928	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Miscellaneous - Credit Exception: EXCEPTION INFO: Note reflects an address of XXXXXX, however the Mortgage reflects a borrower initial correction to the address reflecting XXXX.	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438473927	XXXXXX	XXXXXX	XXXXXX	CA	438473927	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438473931	XXXXXX	XXXXXX	XXXXXX	MI	438473931	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473932	XXXXXX	XXXXXX	XXXXXX	TX	438473932	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473930	XXXXXX	XXXXXX	XXXXXX	FL	438473930	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473934	XXXXXX	XXXXXX	XXXXXX	PA	438473934	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473933	XXXXXX	XXXXXX	XXXXXX	CA	438473933	XX/XX/XXXX	Second Home	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)								Loan Review Complete
XXXXXX	438473939	XXXXXX	XXXXXX	XXXXXX	NJ	438473939	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438473949	XXXXXX	XXXXXX	XXXXXX	VA	438473949	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438473944	XXXXXX	XXXXXX	XXXXXX	VA	438473944	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473951	XXXXXX	XXXXXX	XXXXXX	RI	438473951	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438473952	XXXXXX	XXXXXX	XXXXXX	CA	438473952	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438473953	XXXXXX	XXXXXX	XXXXXX	AZ	438473953	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438473954	XXXXXX	XXXXXX	XXXXXX	VA	438473954	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473955	XXXXXX	XXXXXX	XXXXXX	NJ	438473955	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473956	XXXXXX	XXXXXX	XXXXXX	FL	438473956	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473959	XXXXXX	XXXXXX	XXXXXX	NC	438473959	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438473958	XXXXXX	XXXXXX	XXXXXX	MD	438473958	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473960	XXXXXX	XXXXXX	XXXXXX	IN	438473960	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473961	XXXXXX	XXXXXX	XXXXXX	FL	438473961	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a MI single premium fee of $XXXX or a warehouse fee of $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473962	XXXXXX	XXXXXX	XXXXXX	NY	438473962	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473963	XXXXXX	XXXXXX	XXXXXX	PA	438473963	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473964	XXXXXX	XXXXXX	XXXXXX	NJ	438473964	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438473968	XXXXXX	XXXXXX	XXXXXX	IL	438473968	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473974	XXXXXX	XXXXXX	XXXXXX	CT	438473974	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438473973	XXXXXX	XXXXXX	XXXXXX	VA	438473973	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438473975	XXXXXX	XXXXXX	XXXXXX	CA	438473975	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473977	XXXXXX	XXXXXX	XXXXXX	FL	438473977	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473976	XXXXXX	XXXXXX	XXXXXX	MI	438473976	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438473978	XXXXXX	XXXXXX	XXXXXX	NY	438473978	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473981	XXXXXX	XXXXXX	XXXXXX	FL	438473981	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473984	XXXXXX	XXXXXX	XXXXXX	NJ	438473984	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XXXX.XX and final
HUD reflects $XXXX.XX.  TIL itemization did not disclose the Electronic Closing Fee of $XX.XX and Notice of Settlement Fee of $XX.XX as prepaid finance charges.

																				[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473986	XXXXXX	XXXXXX	XXXXXX	CA	438473986	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473983	XXXXXX	XXXXXX	XXXXXX	NY	438473983	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX								Loan Review Complete
XXXXXX	438473985	XXXXXX	XXXXXX	XXXXXX	MA	438473985	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438473982	XXXXXX	XXXXXX	XXXXXX	NY	438473982	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473987	XXXXXX	XXXXXX	XXXXXX	NJ	438473987	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473996	XXXXXX	XXXXXX	XXXXXX	NM	438473996	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473999	XXXXXX	XXXXXX	XXXXXX	CA	438473999	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473997	XXXXXX	XXXXXX	XXXXXX	NJ	438473997	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438474001	XXXXXX	XXXXXX	XXXXXX	NJ	438474001	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474000	XXXXXX	XXXXXX	XXXXXX	AK	438474000	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/20/XXXX, prior to three (3) business days from transaction date of XX/27/XXXX.								Loan Review Complete
XXXXXX	438474005	XXXXXX	XXXXXX	XXXXXX	TN	438474005	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438474002	XXXXXX	XXXXXX	XXXXXX	IL	438474002	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474014	XXXXXX	XXXXXX	XXXXXX	NY	438474014	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.								Loan Review Complete
XXXXXX	438474015	XXXXXX	XXXXXX	XXXXXX	CA	438474015	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474025	XXXXXX	XXXXXX	XXXXXX	RI	438474025	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474012	XXXXXX	XXXXXX	XXXXXX	MI	438474012	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474019	XXXXXX	XXXXXX	XXXXXX	NJ	438474019	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474013	XXXXXX	XXXXXX	XXXXXX	CA	438474013	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438474020	XXXXXX	XXXXXX	XXXXXX	MD	438474020	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474028	XXXXXX	XXXXXX	XXXXXX	MI	438474028	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474030	XXXXXX	XXXXXX	XXXXXX	TX	438474030	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474032	XXXXXX	XXXXXX	XXXXXX	NY	438474032	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438474031	XXXXXX	XXXXXX	XXXXXX	AZ	438474031	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/14/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474033	XXXXXX	XXXXXX	XXXXXX	MA	438474033	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474034	XXXXXX	XXXXXX	XXXXXX	NJ	438474034	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474037	XXXXXX	XXXXXX	XXXXXX	TX	438474037	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474038	XXXXXX	XXXXXX	XXXXXX	NC	438474038	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474043	XXXXXX	XXXXXX	XXXXXX	WI	438474043	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474040	XXXXXX	XXXXXX	XXXXXX	NY	438474040	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474046	XXXXXX	XXXXXX	XXXXXX	PA	438474046	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: The Itemization of Amount Financed does not include the $XX Closing Service Letter in the Prepaid Finance Charges.

																				[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438474045	XXXXXX	XXXXXX	XXXXXX	CA	438474045	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474044	XXXXXX	XXXXXX	XXXXXX	AR	438474044	XX/XX/XXXX	Investment	Refinance Rate/Term	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438474042	XXXXXX	XXXXXX	XXXXXX	FL	438474042	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474048	XXXXXX	XXXXXX	XXXXXX	AZ	438474048	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474056	XXXXXX	XXXXXX	XXXXXX	PA	438474056	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474057	XXXXXX	XXXXXX	XXXXXX	VA	438474057	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438474059	XXXXXX	XXXXXX	XXXXXX	AL	438474059	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474060	XXXXXX	XXXXXX	XXXXXX	NY	438474060	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474058	XXXXXX	XXXXXX	XXXXXX	NY	438474058	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474061	XXXXXX	XXXXXX	XXXXXX	MN	438474061	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474062	XXXXXX	XXXXXX	XXXXXX	FL	438474062	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474063	XXXXXX	XXXXXX	XXXXXX	AZ	438474063	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474064	XXXXXX	XXXXXX	XXXXXX	CA	438474064	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
XXXXXX	438474065	XXXXXX	XXXXXX	XXXXXX	IL	438474065	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474087	XXXXXX	XXXXXX	XXXXXX	FL	438474087	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474083	XXXXXX	XXXXXX	XXXXXX	RI	438474083	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474089	XXXXXX	XXXXXX	XXXXXX	PA	438474089	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474090	XXXXXX	XXXXXX	XXXXXX	KS	438474090	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474088	XXXXXX	XXXXXX	XXXXXX	FL	438474088	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474101	XXXXXX	XXXXXX	XXXXXX	FL	438474101	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474111	XXXXXX	XXXXXX	XXXXXX	FL	438474111	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438474112	XXXXXX	XXXXXX	XXXXXX	TX	438474112	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474140	XXXXXX	XXXXXX	XXXXXX	FL	438474140	XX/XX/XXXX	Investment	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474163	XXXXXX	XXXXXX	XXXXXX	CA	438474163	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474177	XXXXXX	XXXXXX	XXXXXX	CT	438474177	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an processing fees of $XXXX.XX as prepaid finance charge.								Loan Review Complete
XXXXXX	438474176	XXXXXX	XXXXXX	XXXXXX	FL	438474176	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474178	XXXXXX	XXXXXX	XXXXXX	NY	438474178	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438474179	XXXXXX	XXXXXX	XXXXXX	MI	438474179	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474191	XXXXXX	XXXXXX	XXXXXX	MA	438474191	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438474231	XXXXXX	XXXXXX	XXXXXX	NJ	438474231	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474233	XXXXXX	XXXXXX	XXXXXX	CA	438474233	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474198	XXXXXX	XXXXXX	XXXXXX	NY	438474198	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/15/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																				EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
XXXXXX	438474197	XXXXXX	XXXXXX	XXXXXX	NY	438474197	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474293	XXXXXX	XXXXXX	XXXXXX	NJ	438474293	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474294	XXXXXX	XXXXXX	XXXXXX	NJ	438474294	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438474295	XXXXXX	XXXXXX	XXXXXX	GA	438474295	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474300	XXXXXX	XXXXXX	XXXXXX	FL	438474300	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474315	XXXXXX	XXXXXX	XXXXXX	WV	438474315	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474316	XXXXXX	XXXXXX	XXXXXX	FL	438474316	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474317	XXXXXX	XXXXXX	XXXXXX	OH	438474317	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
XXXXXX	438474318	XXXXXX	XXXXXX	XXXXXX	GA	438474318	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438474324	XXXXXX	XXXXXX	XXXXXX	NC	438474324	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438474325	XXXXXX	XXXXXX	XXXXXX	NY	438474325	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474366	XXXXXX	XXXXXX	XXXXXX	GA	438474366	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474365	XXXXXX	XXXXXX	XXXXXX	NY	438474365	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/16/XXXX								Loan Review Complete
XXXXXX	438474349	XXXXXX	XXXXXX	XXXXXX	IN	438474349	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474368	XXXXXX	XXXXXX	XXXXXX	CA	438474368	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474367	XXXXXX	XXXXXX	XXXXXX	MA	438474367	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474371	XXXXXX	XXXXXX	XXXXXX	NY	438474371	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474373	XXXXXX	XXXXXX	XXXXXX	CT	438474373	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474370	XXXXXX	XXXXXX	XXXXXX	CA	438474370	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)

																				[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474374	XXXXXX	XXXXXX	XXXXXX	GA	438474374	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474407	XXXXXX	XXXXXX	XXXXXX	CA	438474407	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474388	XXXXXX	XXXXXX	XXXXXX	CA	438474388	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474410	XXXXXX	XXXXXX	XXXXXX	CT	438474410	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474412	XXXXXX	XXXXXX	XXXXXX	AL	438474412	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474413	XXXXXX	XXXXXX	XXXXXX	IL	438474413	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474411	XXXXXX	XXXXXX	XXXXXX	OH	438474411	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[X] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: The Itemization of Amount Financed does not Include he $XX Closing Protection Coverage in the Prepaid Finance Charges.								Loan Review Complete
XXXXXX	438474414	XXXXXX	XXXXXX	XXXXXX	CA	438474414	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474417	XXXXXX	XXXXXX	XXXXXX	NC	438474417	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438474416	XXXXXX	XXXXXX	XXXXXX	IL	438474416	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474415	XXXXXX	XXXXXX	XXXXXX	FL	438474415	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474425	XXXXXX	XXXXXX	XXXXXX	CA	438474425	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474426	XXXXXX	XXXXXX	XXXXXX	CA	438474426	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474427	XXXXXX	XXXXXX	XXXXXX	NJ	438474427	XX/XX/XXXX	Primary	Purchase			No	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474448	XXXXXX	XXXXXX	XXXXXX	MO	438474448	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474451	XXXXXX	XXXXXX	XXXXXX	ID	438474451	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
XXXXXX	438474455	XXXXXX	XXXXXX	XXXXXX	IN	438474455	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474463	XXXXXX	XXXXXX	XXXXXX	LA	438474463	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474470	XXXXXX	XXXXXX	XXXXXX	NY	438474470	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438474473	XXXXXX	XXXXXX	XXXXXX	FL	438474473	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization of Amount Financed listed the Prepaid Interest as only $XXX.XX as prepaid finance charge whereas the HUD lists it as $XXX.XX.								Loan Review Complete
XXXXXX	438474472	XXXXXX	XXXXXX	XXXXXX	CA	438474472	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474475	XXXXXX	XXXXXX	XXXXXX	PA	438474475	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474474	XXXXXX	XXXXXX	XXXXXX	LA	438474474	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474494	XXXXXX	XXXXXX	XXXXXX	TX	438474494	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474498	XXXXXX	XXXXXX	XXXXXX	TN	438474498	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474478	XXXXXX	XXXXXX	XXXXXX	NY	438474478	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474479	XXXXXX	XXXXXX	XXXXXX	VA	438474479	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474480	XXXXXX	XXXXXX	XXXXXX	TX	438474480	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474504	XXXXXX	XXXXXX	XXXXXX	PA	438474504	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474509	XXXXXX	XXXXXX	XXXXXX	MD	438474509	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474510	XXXXXX	XXXXXX	XXXXXX	CT	438474510	XX/XX/XXXX	Primary	Construction-Permanent	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[X] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[X] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of XX.XXXXX% is overdisclosed from calculated APR of XX.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Unable to determine cause of under disclosure however it appears that an index lower then X.XX% which is the lowest available index available in the lookback period.								Loan Review Complete
XXXXXX	438474514	XXXXXX	XXXXXX	XXXXXX	NY	438474514	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Lenders Final TIL represents XXX monthly payments of MI. Whereas audited finance charge reflects XXX monthly payments of MI and a fall-off after approximately XX% LTV.								Loan Review Complete
XXXXXX	438474511	XXXXXX	XXXXXX	XXXXXX	LA	438474511	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474521	XXXXXX	XXXXXX	XXXXXX	MA	438474521	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474519	XXXXXX	XXXXXX	XXXXXX	NY	438474519	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474518	XXXXXX	XXXXXX	XXXXXX	PA	438474518	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474522	XXXXXX	XXXXXX	XXXXXX	SC	438474522	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438474523	XXXXXX	XXXXXX	XXXXXX	CA	438474523	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474524	XXXXXX	XXXXXX	XXXXXX	CA	438474524	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474532	XXXXXX	XXXXXX	XXXXXX	NJ	438474532	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438474529	XXXXXX	XXXXXX	XXXXXX	CT	438474529	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474530	XXXXXX	XXXXXX	XXXXXX	IL	438474530	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474525	XXXXXX	XXXXXX	XXXXXX	NY	438474525	XX/XX/XXXX	Investment	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474534	XXXXXX	XXXXXX	XXXXXX	MD	438474534	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438474561	XXXXXX	XXXXXX	XXXXXX	PA	438474561	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474552	XXXXXX	XXXXXX	XXXXXX	OR	438474552	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474572	XXXXXX	XXXXXX	XXXXXX	NY	438474572	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474592	XXXXXX	XXXXXX	XXXXXX	AZ	438474592	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474599	XXXXXX	XXXXXX	XXXXXX	CA	438474599	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474598	XXXXXX	XXXXXX	XXXXXX	NJ	438474598	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474601	XXXXXX	XXXXXX	XXXXXX	NJ	438474601	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Itemization did not include $XXX portion of discount fee

																				[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438474604	XXXXXX	XXXXXX	XXXXXX	AL	438474604	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474605	XXXXXX	XXXXXX	XXXXXX	DE	438474605	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474602	XXXXXX	XXXXXX	XXXXXX	OH	438474602	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
XXXXXX	438474616	XXXXXX	XXXXXX	XXXXXX	FL	438474616	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474639	XXXXXX	XXXXXX	XXXXXX	FL	438474639	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474637	XXXXXX	XXXXXX	XXXXXX	PA	438474637	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474646	XXXXXX	XXXXXX	XXXXXX	CA	438474646	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474654	XXXXXX	XXXXXX	XXXXXX	NJ	438474654	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Unable to determine if a prepayment penalty was included in the pay-off due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
XXXXXX	438474658	XXXXXX	XXXXXX	XXXXXX	NJ	438474658	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX								Loan Review Complete
XXXXXX	438474663	XXXXXX	XXXXXX	XXXXXX	NJ	438474663	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438474671	XXXXXX	XXXXXX	XXXXXX	FL	438474671	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474684	XXXXXX	XXXXXX	XXXXXX	PA	438474684	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474669	XXXXXX	XXXXXX	XXXXXX	IN	438474669	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474688	XXXXXX	XXXXXX	XXXXXX	NY	438474688	XX/XX/XXXX	UTD	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/29/XXXX	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, Exception cleared.							Loan Review Complete
XXXXXX	438474711	XXXXXX	XXXXXX	XXXXXX	MD	438474711	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474718	XXXXXX	XXXXXX	XXXXXX	CA	438474718	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474713	XXXXXX	XXXXXX	XXXXXX	AL	438474713	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

																			[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474727	XXXXXX	XXXXXX	XXXXXX	UT	438474727	XX/XX/XXXX	UTD	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438474745	XXXXXX	XXXXXX	XXXXXX	MI	438474745	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																				[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
XXXXXX	438474748	XXXXXX	XXXXXX	XXXXXX	NC	438474748	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: XX/XX/XXXX

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																				[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.								Loan Review Complete
XXXXXX	438474749	XXXXXX	XXXXXX	XXXXXX	OR	438474749	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX):  GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.

[X] Federal Compliance - RESPA (XXXX) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (XXXX): Existence of escrow account disclosed on Final GFE does not match actual terms.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose a loan origination fee of $XXXX.XX and prepaid interest charges of $XXX.XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474757	XXXXXX	XXXXXX	XXXXXX	SC	438474757	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438474763	XXXXXX	XXXXXX	XXXXXX	NJ	438474763	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474771	XXXXXX	XXXXXX	XXXXXX	MI	438474771	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474767	XXXXXX	XXXXXX	XXXXXX	NJ	438474767	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
XXXXXX	438474772	XXXXXX	XXXXXX	XXXXXX	CT	438474772	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
XXXXXX	438474779	XXXXXX	XXXXXX	XXXXXX	IA	438474779	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/18/XXXX

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474780	XXXXXX	XXXXXX	XXXXXX	LA	438474780	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474778	XXXXXX	XXXXXX	XXXXXX	ND	438474778	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Itemization of Amount Financed does not reflect the Loan Orig fee of $XXXX.XX and the credit of $XXXX.XX.

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474783	XXXXXX	XXXXXX	XXXXXX	IL	438474783	XX/XX/XXXX	Investment	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474784	XXXXXX	XXXXXX	XXXXXX	CA	438474784	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.								Loan Review Complete
XXXXXX	438474786	XXXXXX	XXXXXX	XXXXXX	VA	438474786	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/29/XXXX	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
XXXXXX	438474789	XXXXXX	XXXXXX	XXXXXX	TN	438474789	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/23/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																				[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
XXXXXX	438474792	XXXXXX	XXXXXX	XXXXXX	PA	438474792	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX):  GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.

[X] Federal Compliance - RESPA -  Initial GFE Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[X] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[X] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $X,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474796	XXXXXX	XXXXXX	XXXXXX	AZ	438474796	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

																				[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
XXXXXX	438474804	XXXXXX	XXXXXX	XXXXXX	IL	438474804	XX/XX/XXXX	Investment	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/23/XXXX	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
XXXXXX	438474793	XXXXXX	XXXXXX	XXXXXX	NC	438474793	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/17/XXXX	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
XXXXXX	438474815	XXXXXX	XXXXXX	XXXXXX	NJ	438474815	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474858	XXXXXX	XXXXXX	XXXXXX	NJ	438474858	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
XXXXXX	438474933	XXXXXX	XXXXXX	XXXXXX	SC	438474933	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474930	XXXXXX	XXXXXX	XXXXXX	SC	438474930	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474980	XXXXXX	XXXXXX	XXXXXX	OH	438474980	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474979	XXXXXX	XXXXXX	XXXXXX	KY	438474979	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474994	XXXXXX	XXXXXX	XXXXXX	NH	438474994	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
XXXXXX	438474985	XXXXXX	XXXXXX	XXXXXX	NJ	438474985	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization does not reflect email fee of $XX or notice of settlement fee of $XX as prepaid finance charge.								Loan Review Complete
XXXXXX	438475001	XXXXXX	XXXXXX	XXXXXX	FL	438475001	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
XXXXXX	438475014	XXXXXX	XXXXXX	XXXXXX	PA	438475014	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475028	XXXXXX	XXXXXX	XXXXXX	FL	438475028	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475023	XXXXXX	XXXXXX	XXXXXX	PA	438475023	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438475027	XXXXXX	XXXXXX	XXXXXX	WI	438475027	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438475032	XXXXXX	XXXXXX	XXXXXX	VA	438475032	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475036	XXXXXX	XXXXXX	XXXXXX	NC	438475036	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475038	XXXXXX	XXXXXX	XXXXXX	FL	438475038	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475045	XXXXXX	XXXXXX	XXXXXX	AL	438475045	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475039	XXXXXX	XXXXXX	XXXXXX	LA	438475039	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the flood $X.XX, $XX CPL, $XXX recording, $XX release, $XX tax svc, $XX courier as prepaid finance charges.								Loan Review Complete
XXXXXX	438475063	XXXXXX	XXXXXX	XXXXXX	MA	438475063	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475078	XXXXXX	XXXXXX	XXXXXX	FL	438475078	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475081	XXXXXX	XXXXXX	XXXXXX	PA	438475081	XX/XX/XXXX	Primary	Construction-Permanent	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475080	XXXXXX	XXXXXX	XXXXXX	GA	438475080	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475099	XXXXXX	XXXXXX	XXXXXX	NY	438475099	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438475100	XXXXXX	XXXXXX	XXXXXX	FL	438475100	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475104	XXXXXX	XXXXXX	XXXXXX	ND	438475104	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475113	XXXXXX	XXXXXX	XXXXXX	FL	438475113	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438475105	XXXXXX	XXXXXX	XXXXXX	SC	438475105	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438475146	XXXXXX	XXXXXX	XXXXXX	FL	438475146	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438475144	XXXXXX	XXXXXX	XXXXXX	NY	438475144	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475167	XXXXXX	XXXXXX	XXXXXX	NY	438475167	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475140	XXXXXX	XXXXXX	XXXXXX	CA	438475140	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475150	XXXXXX	XXXXXX	XXXXXX	VA	438475150	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine the reason for the under disclosure based upon the itemization information in the file.								Loan Review Complete
XXXXXX	438473549	XXXXXX	XXXXXX	XXXXXX	FL	438473549	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475166	XXXXXX	XXXXXX	XXXXXX	WV	438475166	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473557	XXXXXX	XXXXXX	XXXXXX	NJ	438473557	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473554	XXXXXX	XXXXXX	XXXXXX	CO	438473554	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473567	XXXXXX	XXXXXX	XXXXXX	WA	438473567	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438473582	XXXXXX	XXXXXX	XXXXXX	AL	438473582	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473627	XXXXXX	XXXXXX	XXXXXX	KY	438473627	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473629	XXXXXX	XXXXXX	XXXXXX	AL	438473629	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473634	XXXXXX	XXXXXX	XXXXXX	FL	438473634	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438473644	XXXXXX	XXXXXX	XXXXXX	NE	438473644	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473648	XXXXXX	XXXXXX	XXXXXX	NJ	438473648	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473652	XXXXXX	XXXXXX	XXXXXX	OH	438473652	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473669	XXXXXX	XXXXXX	XXXXXX	DC	438473669	XX/XX/XXXX	Primary	Refinance Rate/Term		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473677	XXXXXX	XXXXXX	XXXXXX	FL	438473677	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473746	XXXXXX	XXXXXX	XXXXXX	FL	438473746	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473711	XXXXXX	XXXXXX	XXXXXX	GA	438473711	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473731	XXXXXX	XXXXXX	XXXXXX	CA	438473731	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: The Note date of XX/3/XXXX was after the first payment date of X/1/XXXX. The HUD-1 and Security Instrument evidences a transaction date of XX/3/XXXX. This exception for missing subject Note is due to the in file Note documentation representing an incorrect transaction date of XX/3/XXXX,	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473776	XXXXXX	XXXXXX	XXXXXX	FL	438473776	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473778	XXXXXX	XXXXXX	XXXXXX	SC	438473778	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438473777	XXXXXX	XXXXXX	XXXXXX	CA	438473777	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473785	XXXXXX	XXXXXX	XXXXXX	NY	438473785	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473783	XXXXXX	XXXXXX	XXXXXX	MA	438473783	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473788	XXXXXX	XXXXXX	XXXXXX	MI	438473788	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473811	XXXXXX	XXXXXX	XXXXXX	MA	438473811	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/27/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473832	XXXXXX	XXXXXX	XXXXXX	OR	438473832	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473833	XXXXXX	XXXXXX	XXXXXX	TX	438473833	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473834	XXXXXX	XXXXXX	XXXXXX	MA	438473834	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438473838	XXXXXX	XXXXXX	XXXXXX	CA	438473838	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473840	XXXXXX	XXXXXX	XXXXXX	MD	438473840	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473845	XXXXXX	XXXXXX	XXXXXX	CA	438473845	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $XX,Loan tie in fee of $XXX,Settlement fee $XXX.XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473842	XXXXXX	XXXXXX	XXXXXX	LA	438473842	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473847	XXXXXX	XXXXXX	XXXXXX	MD	438473847	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473848	XXXXXX	XXXXXX	XXXXXX	NY	438473848	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473849	XXXXXX	XXXXXX	XXXXXX	NJ	438473849	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473854	XXXXXX	XXXXXX	XXXXXX	FL	438473854	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473855	XXXXXX	XXXXXX	XXXXXX	VA	438473855	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/25/XXXX, prior to three (3) business days from transaction date of XX/25/XXXX.								Loan Review Complete
XXXXXX	438473862	XXXXXX	XXXXXX	XXXXXX	NY	438473862	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473863	XXXXXX	XXXXXX	XXXXXX	IA	438473863	XX/XX/XXXX	Primary	Refinance Rate/Term		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438473864	XXXXXX	XXXXXX	XXXXXX	CA	438473864	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473865	XXXXXX	XXXXXX	XXXXXX	MO	438473865	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473868	XXXXXX	XXXXXX	XXXXXX	IN	438473868	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The finance charge is under disclosed due to a variance in the payment stream.								Loan Review Complete
XXXXXX	438473878	XXXXXX	XXXXXX	XXXXXX	FL	438473878	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473879	XXXXXX	XXXXXX	XXXXXX	FL	438473879	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473877	XXXXXX	XXXXXX	XXXXXX	FL	438473877	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473892	XXXXXX	XXXXXX	XXXXXX	PA	438473892	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Underdisclosure due to fees for CPL in amount of $XX, Edoc Fee $XX not included in prepaid items as well as TIL paystream versus lender paystream have variance.								Loan Review Complete
XXXXXX	438473887	XXXXXX	XXXXXX	XXXXXX	NY	438473887	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473881	XXXXXX	XXXXXX	XXXXXX	CT	438473881	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473894	XXXXXX	XXXXXX	XXXXXX	LA	438473894	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/17/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/17/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473909	XXXXXX	XXXXXX	XXXXXX	AL	438473909	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438473906	XXXXXX	XXXXXX	XXXXXX	FL	438473906	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473910	XXXXXX	XXXXXX	XXXXXX	CA	438473910	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438473914	XXXXXX	XXXXXX	XXXXXX	CO	438473914	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473941	XXXXXX	XXXXXX	XXXXXX	IL	438473941	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473965	XXXXXX	XXXXXX	XXXXXX	FL	438473965	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473950	XXXXXX	XXXXXX	XXXXXX	MD	438473950	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473967	XXXXXX	XXXXXX	XXXXXX	AZ	438473967	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438473971	XXXXXX	XXXXXX	XXXXXX	IL	438473971	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473990	XXXXXX	XXXXXX	XXXXXX	MA	438473990	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473989	XXXXXX	XXXXXX	XXXXXX	FL	438473989	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473992	XXXXXX	XXXXXX	XXXXXX	AZ	438473992	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438473991	XXXXXX	XXXXXX	XXXXXX	IL	438473991	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474006	XXXXXX	XXXXXX	XXXXXX	FL	438474006	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474007	XXXXXX	XXXXXX	XXXXXX	FL	438474007	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Application / Processing - Missing Document: Missing Final XXXX

																				[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.								Loan Review Complete
XXXXXX	438473998	XXXXXX	XXXXXX	XXXXXX	IL	438473998	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474022	XXXXXX	XXXXXX	XXXXXX	FL	438474022	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474017	XXXXXX	XXXXXX	XXXXXX	NH	438474017	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Unable to determine source of under disclosure due to missing itemization of amount financed

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474039	XXXXXX	XXXXXX	XXXXXX	CA	438474039	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474024	XXXXXX	XXXXXX	XXXXXX	NJ	438474024	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474052	XXXXXX	XXXXXX	XXXXXX	FL	438474052	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474053	XXXXXX	XXXXXX	XXXXXX	MI	438474053	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474055	XXXXXX	XXXXXX	XXXXXX	TN	438474055	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438474069	XXXXXX	XXXXXX	XXXXXX	LA	438474069	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474068	XXXXXX	XXXXXX	XXXXXX	FL	438474068	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474071	XXXXXX	XXXXXX	XXXXXX	AZ	438474071	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474082	XXXXXX	XXXXXX	XXXXXX	TN	438474082	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474076	XXXXXX	XXXXXX	XXXXXX	FL	438474076	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474080	XXXXXX	XXXXXX	XXXXXX	MO	438474080	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474109	XXXXXX	XXXXXX	XXXXXX	IA	438474109	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474107	XXXXXX	XXXXXX	XXXXXX	NY	438474107	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474113	XXXXXX	XXXXXX	XXXXXX	PA	438474113	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474115	XXXXXX	XXXXXX	XXXXXX	PA	438474115	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474173	XXXXXX	XXXXXX	XXXXXX	MI	438474173	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474174	XXXXXX	XXXXXX	XXXXXX	FL	438474174	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438474142	XXXXXX	XXXXXX	XXXXXX	MI	438474142	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474175	XXXXXX	XXXXXX	XXXXXX	AL	438474175	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474181	XXXXXX	XXXXXX	XXXXXX	LA	438474181	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438474182	XXXXXX	XXXXXX	XXXXXX	KY	438474182	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474184	XXXXXX	XXXXXX	XXXXXX	IN	438474184	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474186	XXXXXX	XXXXXX	XXXXXX	ME	438474186	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474187	XXXXXX	XXXXXX	XXXXXX	VA	438474187	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474189	XXXXXX	XXXXXX	XXXXXX	LA	438474189	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474190	XXXXXX	XXXXXX	XXXXXX	MS	438474190	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474194	XXXXXX	XXXXXX	XXXXXX	WA	438474194	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474236	XXXXXX	XXXXXX	XXXXXX	CO	438474236	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474196	XXXXXX	XXXXXX	XXXXXX	MI	438474196	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474239	XXXXXX	XXXXXX	XXXXXX	KY	438474239	XX/XX/XXXX	Primary	Purchase		No	No	Yes	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474241	XXXXXX	XXXXXX	XXXXXX	LA	438474241	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474265	XXXXXX	XXXXXX	XXXXXX	IL	438474265	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474266	XXXXXX	XXXXXX	XXXXXX	LA	438474266	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.								Loan Review Complete
XXXXXX	438474262	XXXXXX	XXXXXX	XXXXXX	MA	438474262	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474268	XXXXXX	XXXXXX	XXXXXX	DC	438474268	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Truth in Lending payment streams do not match calculated payment streams and appears to be MI related.								Loan Review Complete
XXXXXX	438474273	XXXXXX	XXXXXX	XXXXXX	MD	438474273	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474289	XXXXXX	XXXXXX	XXXXXX	SC	438474289	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438474304	XXXXXX	XXXXXX	XXXXXX	IN	438474304	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438474306	XXXXXX	XXXXXX	XXXXXX	PA	438474306	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474312	XXXXXX	XXXXXX	XXXXXX	AL	438474312	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474320	XXXXXX	XXXXXX	XXXXXX	NJ	438474320	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438474314	XXXXXX	XXXXXX	XXXXXX	MD	438474314	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474359	XXXXXX	XXXXXX	XXXXXX	PA	438474359	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474353	XXXXXX	XXXXXX	XXXXXX	MD	438474353	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																				EXCEPTION INFO: Document signature date is not provided.								Loan Review Complete
XXXXXX	438474402	XXXXXX	XXXXXX	XXXXXX	PA	438474402	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474409	XXXXXX	XXXXXX	XXXXXX	MO	438474409	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474419	XXXXXX	XXXXXX	XXXXXX	KS	438474419	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438474421	XXXXXX	XXXXXX	XXXXXX	CA	438474421	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474423	XXXXXX	XXXXXX	XXXXXX	PA	438474423	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474420	XXXXXX	XXXXXX	XXXXXX	GA	438474420	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/21/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474464	XXXXXX	XXXXXX	XXXXXX	OK	438474464	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474454	XXXXXX	XXXXXX	XXXXXX	MA	438474454	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.								Loan Review Complete
XXXXXX	438474492	XXXXXX	XXXXXX	XXXXXX	FL	438474492	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438474516	XXXXXX	XXXXXX	XXXXXX	IL	438474516	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474495	XXXXXX	XXXXXX	XXXXXX	CA	438474495	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474527	XXXXXX	XXXXXX	XXXXXX	IL	438474527	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474537	XXXXXX	XXXXXX	XXXXXX	NY	438474537	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438474560	XXXXXX	XXXXXX	XXXXXX	CA	438474560	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474551	XXXXXX	XXXXXX	XXXXXX	MS	438474551	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474570	XXXXXX	XXXXXX	XXXXXX	PA	438474570	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.

[3] Closing / Title - Security Instrument is not signed by borrower(s).
																			EXCEPTION INFO: All pages initialed but signature page is not signed.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474593	XXXXXX	XXXXXX	XXXXXX	ID	438474593	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: The Lender's TIL reflects MI dropping off after XX months, however, the audited TIL indicates MI should drop off after XXX months.								Loan Review Complete
XXXXXX	438474621	XXXXXX	XXXXXX	XXXXXX	NJ	438474621	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438474620	XXXXXX	XXXXXX	XXXXXX	WA	438474620	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/25/XXXX, prior to three (3) business days from transaction date of XX/19/XXXX.								Loan Review Complete
XXXXXX	438474648	XXXXXX	XXXXXX	XXXXXX	CA	438474648	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474626	XXXXXX	XXXXXX	XXXXXX	MO	438474626	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474644	XXXXXX	XXXXXX	XXXXXX	TX	438474644	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474613	XXXXXX	XXXXXX	XXXXXX	NY	438474613	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX								Loan Review Complete
XXXXXX	438474645	XXXXXX	XXXXXX	XXXXXX	OK	438474645	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474649	XXXXXX	XXXXXX	XXXXXX	GA	438474649	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $XXX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474659	XXXXXX	XXXXXX	XXXXXX	LA	438474659	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474656	XXXXXX	XXXXXX	XXXXXX	CA	438474656	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474660	XXXXXX	XXXXXX	XXXXXX	FL	438474660	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474655	XXXXXX	XXXXXX	XXXXXX	CA	438474655	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474667	XXXXXX	XXXXXX	XXXXXX	NY	438474667	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474677	XXXXXX	XXXXXX	XXXXXX	CA	438474677	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474673	XXXXXX	XXXXXX	XXXXXX	FL	438474673	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474678	XXXXXX	XXXXXX	XXXXXX	NV	438474678	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474694	XXXXXX	XXXXXX	XXXXXX	VA	438474694	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
XXXXXX	438474737	XXXXXX	XXXXXX	XXXXXX	MN	438474737	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474741	XXXXXX	XXXXXX	XXXXXX	HI	438474741	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
XXXXXX	438474679	XXXXXX	XXXXXX	XXXXXX	NJ	438474679	XX/XX/XXXX	Primary	Construction-Permanent	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474826	XXXXXX	XXXXXX	XXXXXX	NY	438474826	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/30/XXXX									Loan Review Complete
XXXXXX	438474934	XXXXXX	XXXXXX	XXXXXX	GA	438474934	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474943	XXXXXX	XXXXXX	XXXXXX	LA	438474943	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474941	XXXXXX	XXXXXX	XXXXXX	SC	438474941	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XXXX.XX and final HUD reflects  $XXXX.XX

																				[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438474991	XXXXXX	XXXXXX	XXXXXX	NY	438474991	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474966	XXXXXX	XXXXXX	XXXXXX	FL	438474966	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $XXX or a courier fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438474976	XXXXXX	XXXXXX	XXXXXX	LA	438474976	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474995	XXXXXX	XXXXXX	XXXXXX	LA	438474995	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a flood fee of $XX or a courier fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438475029	XXXXXX	XXXXXX	XXXXXX	PA	438475029	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438475031	XXXXXX	XXXXXX	XXXXXX	FL	438475031	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475033	XXXXXX	XXXXXX	XXXXXX	PA	438475033	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose a closing protection letter fee of $XX or a service charge of $XX as prepaid finance charges.

																				[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438475044	XXXXXX	XXXXXX	XXXXXX	GA	438475044	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438475046	XXXXXX	XXXXXX	XXXXXX	GA	438475046	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475047	XXXXXX	XXXXXX	XXXXXX	NJ	438475047	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475055	XXXXXX	XXXXXX	XXXXXX	IA	438475055	XX/XX/XXXX	Primary	Refinance Cash-out - Other		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438475051	XXXXXX	XXXXXX	XXXXXX	NC	438475051	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475072	XXXXXX	XXXXXX	XXXXXX	PA	438475072	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438475128	XXXXXX	XXXXXX	XXXXXX	MS	438475128	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475109	XXXXXX	XXXXXX	XXXXXX	MI	438475109	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475122	XXXXXX	XXXXXX	XXXXXX	ME	438475122	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475133	XXXXXX	XXXXXX	XXXXXX	MI	438475133	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475126	XXXXXX	XXXXXX	XXXXXX	FL	438475126	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Final TIL reflects only one month of MI whereas audited TIL reflects XXX months of MI.								Loan Review Complete
XXXXXX	438475134	XXXXXX	XXXXXX	XXXXXX	IL	438475134	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475142	XXXXXX	XXXXXX	XXXXXX	NC	438475142	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475151	XXXXXX	XXXXXX	XXXXXX	TN	438475151	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475143	XXXXXX	XXXXXX	XXXXXX	MD	438475143	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475156	XXXXXX	XXXXXX	XXXXXX	GA	438475156	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475157	XXXXXX	XXXXXX	XXXXXX	MO	438475157	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474086	XXXXXX	XXXXXX	XXXXXX	LA	438474086	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438475161	XXXXXX	XXXXXX	XXXXXX	OK	438475161	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474092	XXXXXX	XXXXXX	XXXXXX	WI	438474092	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474091	XXXXXX	XXXXXX	XXXXXX	IL	438474091	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/18/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474093	XXXXXX	XXXXXX	XXXXXX	PA	438474093	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474094	XXXXXX	XXXXXX	XXXXXX	GA	438474094	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438474095	XXXXXX	XXXXXX	XXXXXX	NJ	438474095	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474103	XXXXXX	XXXXXX	XXXXXX	NJ	438474103	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XXXX.XX and final HUD reflects $XXXX.XX								Loan Review Complete
XXXXXX	438474117	XXXXXX	XXXXXX	XXXXXX	PA	438474117	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose a Flood Certification fee of $X.XX, a Loan Discount fee of $XXXX.XX, a Settlement fee of $XXX, and a Tax Service fee of $XX partially offset by an itemized Settlement fee of $XXX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474110	XXXXXX	XXXXXX	XXXXXX	OH	438474110	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
XXXXXX	438474116	XXXXXX	XXXXXX	XXXXXX	NJ	438474116	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
XXXXXX	438474119	XXXXXX	XXXXXX	XXXXXX	MI	438474119	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474118	XXXXXX	XXXXXX	XXXXXX	AZ	438474118	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474120	XXXXXX	XXXXXX	XXXXXX	FL	438474120	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474121	XXXXXX	XXXXXX	XXXXXX	NV	438474121	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474123	XXXXXX	XXXXXX	XXXXXX	PA	438474123	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474124	XXXXXX	XXXXXX	XXXXXX	MO	438474124	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474125	XXXXXX	XXXXXX	XXXXXX	OR	438474125	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474122	XXXXXX	XXXXXX	XXXXXX	NY	438474122	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Itemization only disclosed origination charges in the amount of $XXXX.XX and final HUD reflects $XXXX.XX.								Loan Review Complete
XXXXXX	438474129	XXXXXX	XXXXXX	XXXXXX	PA	438474129	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474126	XXXXXX	XXXXXX	XXXXXX	AZ	438474126	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the email fee of $XX, or tax service fee of $XX, or recording service fee of $XX.XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474128	XXXXXX	XXXXXX	XXXXXX	NY	438474128	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: X% late charge exceeds X% maximum per state (NY).

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: The Lender's TIL reflects MI dropping off after XXX months, however, the audited TIL indicates MI should drop off after XXX months.								Loan Review Complete
XXXXXX	438474130	XXXXXX	XXXXXX	XXXXXX	PA	438474130	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474127	XXXXXX	XXXXXX	XXXXXX	TX	438474127	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474133	XXXXXX	XXXXXX	XXXXXX	FL	438474133	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474135	XXXXXX	XXXXXX	XXXXXX	VA	438474135	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474134	XXXXXX	XXXXXX	XXXXXX	MD	438474134	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization finance charge calculation does not include $XXX Settlement Fee.								Loan Review Complete
XXXXXX	438474131	XXXXXX	XXXXXX	XXXXXX	TX	438474131	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474136	XXXXXX	XXXXXX	XXXXXX	NC	438474136	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474138	XXXXXX	XXXXXX	XXXXXX	IL	438474138	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474137	XXXXXX	XXXXXX	XXXXXX	FL	438474137	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474139	XXXXXX	XXXXXX	XXXXXX	MI	438474139	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474145	XXXXXX	XXXXXX	XXXXXX	MI	438474145	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474144	XXXXXX	XXXXXX	XXXXXX	AR	438474144	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474146	XXXXXX	XXXXXX	XXXXXX	VA	438474146	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474147	XXXXXX	XXXXXX	XXXXXX	PA	438474147	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474148	XXXXXX	XXXXXX	XXXXXX	TN	438474148	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474150	XXXXXX	XXXXXX	XXXXXX	TN	438474150	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474152	XXXXXX	XXXXXX	XXXXXX	AZ	438474152	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474151	XXXXXX	XXXXXX	XXXXXX	FL	438474151	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474153	XXXXXX	XXXXXX	XXXXXX	VA	438474153	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.								Loan Review Complete
XXXXXX	438474157	XXXXXX	XXXXXX	XXXXXX	IL	438474157	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474160	XXXXXX	XXXXXX	XXXXXX	CT	438474160	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474158	XXXXXX	XXXXXX	XXXXXX	GA	438474158	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																					REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared							Loan Review Complete
XXXXXX	438474159	XXXXXX	XXXXXX	XXXXXX	GA	438474159	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474164	XXXXXX	XXXXXX	XXXXXX	AZ	438474164	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474166	XXXXXX	XXXXXX	XXXXXX	PA	438474166	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474165	XXXXXX	XXXXXX	XXXXXX	TX	438474165	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474168	XXXXXX	XXXXXX	XXXXXX	OK	438474168	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438474167	XXXXXX	XXXXXX	XXXXXX	IN	438474167	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474169	XXXXXX	XXXXXX	XXXXXX	TX	438474169	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474170	XXXXXX	XXXXXX	XXXXXX	MN	438474170	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474171	XXXXXX	XXXXXX	XXXXXX	OR	438474171	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474180	XXXXXX	XXXXXX	XXXXXX	PA	438474180	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474192	XXXXXX	XXXXXX	XXXXXX	MD	438474192	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL itemization only disclosed one fee of prepaid interest of$XXX.XX as a prepaid finance charge. All other fees are under other settlement charges.								Loan Review Complete
XXXXXX	438474193	XXXXXX	XXXXXX	XXXXXX	RI	438474193	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474199	XXXXXX	XXXXXX	XXXXXX	IN	438474199	XX/XX/XXXX	Primary	Construction-Permanent			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474203	XXXXXX	XXXXXX	XXXXXX	FL	438474203	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474204	XXXXXX	XXXXXX	XXXXXX	MI	438474204	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438474205	XXXXXX	XXXXXX	XXXXXX	MI	438474205	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474208	XXXXXX	XXXXXX	XXXXXX	MI	438474208	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
XXXXXX	438474207	XXXXXX	XXXXXX	XXXXXX	NY	438474207	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: The late charge percent of 5% exceeds the state maximum late charge of 2%.(NY)

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474206	XXXXXX	XXXXXX	XXXXXX	AL	438474206	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474211	XXXXXX	XXXXXX	XXXXXX	MI	438474211	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474210	XXXXXX	XXXXXX	XXXXXX	NJ	438474210	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization did not include $XX Tax Service Fee and $X.XX Flood Cert Fee in the prepaid finance charges.								Loan Review Complete
XXXXXX	438474209	XXXXXX	XXXXXX	XXXXXX	NC	438474209	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438474212	XXXXXX	XXXXXX	XXXXXX	OH	438474212	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
XXXXXX	438474213	XXXXXX	XXXXXX	XXXXXX	AR	438474213	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474216	XXXXXX	XXXXXX	XXXXXX	MO	438474216	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474219	XXXXXX	XXXXXX	XXXXXX	MI	438474219	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474217	XXXXXX	XXXXXX	XXXXXX	TX	438474217	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474221	XXXXXX	XXXXXX	XXXXXX	MI	438474221	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438474222	XXXXXX	XXXXXX	XXXXXX	PA	438474222	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Underdislcosure is due to the following: $XXX Application Fee, $XXXX Broker Fee, $XXX Commitment Fee, $XX.XX Flood Cert Fee, $XXX Processing Fee and $XX Tax Service Fee charged on HUD but not included in prepaid finance charges on Itemization of Amount Financed; $XX.XX Lender Courier Fee charged on HUD but listed as $X.XX on Itemization, and a $X.XX payment variance.								Loan Review Complete
XXXXXX	438474223	XXXXXX	XXXXXX	XXXXXX	WV	438474223	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438474225	XXXXXX	XXXXXX	XXXXXX	TX	438474225	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474224	XXXXXX	XXXXXX	XXXXXX	OH	438474224	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
XXXXXX	438474226	XXXXXX	XXXXXX	XXXXXX	OH	438474226	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
XXXXXX	438474229	XXXXXX	XXXXXX	XXXXXX	TX	438474229	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474230	XXXXXX	XXXXXX	XXXXXX	TX	438474230	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474244	XXXXXX	XXXXXX	XXXXXX	CA	438474244	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/15/XXXX, prior to three (3) business days from transaction date of XX/13/XXXX.								Loan Review Complete
XXXXXX	438474245	XXXXXX	XXXXXX	XXXXXX	PA	438474245	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474246	XXXXXX	XXXXXX	XXXXXX	UT	438474246	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/22/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474247	XXXXXX	XXXXXX	XXXXXX	NV	438474247	XX/XX/XXXX	Primary	Construction-Permanent			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474248	XXXXXX	XXXXXX	XXXXXX	NJ	438474248	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474249	XXXXXX	XXXXXX	XXXXXX	NC	438474249	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization of amount financed indicates closing costs found on a different HUD in the file that was not signed by all parties								Loan Review Complete
XXXXXX	438474250	XXXXXX	XXXXXX	XXXXXX	KS	438474250	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474251	XXXXXX	XXXXXX	XXXXXX	PA	438474251	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: TIL Itemization did not disclose any fees as prepaid finance charges.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose any fees as prepaid finance charges.								Loan Review Complete
XXXXXX	438474258	XXXXXX	XXXXXX	XXXXXX	MD	438474258	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474270	XXXXXX	XXXXXX	XXXXXX	CT	438474270	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474271	XXXXXX	XXXXXX	XXXXXX	IA	438474271	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474269	XXXXXX	XXXXXX	XXXXXX	MN	438474269	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474272	XXXXXX	XXXXXX	XXXXXX	FL	438474272	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474275	XXXXXX	XXXXXX	XXXXXX	OH	438474275	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
XXXXXX	438474274	XXXXXX	XXXXXX	XXXXXX	MS	438474274	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474276	XXXXXX	XXXXXX	XXXXXX	NE	438474276	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474279	XXXXXX	XXXXXX	XXXXXX	OK	438474279	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474278	XXXXXX	XXXXXX	XXXXXX	NC	438474278	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474277	XXXXXX	XXXXXX	XXXXXX	NY	438474277	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX								Loan Review Complete
XXXXXX	438474280	XXXXXX	XXXXXX	XXXXXX	OH	438474280	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
XXXXXX	438474281	XXXXXX	XXXXXX	XXXXXX	MI	438474281	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474282	XXXXXX	XXXXXX	XXXXXX	MS	438474282	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474284	XXXXXX	XXXXXX	XXXXXX	MI	438474284	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474285	XXXXXX	XXXXXX	XXXXXX	IA	438474285	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474290	XXXXXX	XXXXXX	XXXXXX	FL	438474290	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474287	XXXXXX	XXXXXX	XXXXXX	NJ	438474287	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438474296	XXXXXX	XXXXXX	XXXXXX	AL	438474296	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474297	XXXXXX	XXXXXX	XXXXXX	MO	438474297	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474298	XXXXXX	XXXXXX	XXXXXX	GA	438474298	XX/XX/XXXX	Second Home	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474309	XXXXXX	XXXXXX	XXXXXX	VA	438474309	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474311	XXXXXX	XXXXXX	XXXXXX	CA	438474311	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/18/XXXX, prior to three (3) business days from transaction date of XX/18/XXXX.								Loan Review Complete
XXXXXX	438474308	XXXXXX	XXXXXX	XXXXXX	CT	438474308	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XX/19/XXXX	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438474310	XXXXXX	XXXXXX	XXXXXX	PA	438474310	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474326	XXXXXX	XXXXXX	XXXXXX	MN	438474326	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474328	XXXXXX	XXXXXX	XXXXXX	OH	438474328	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/25/XXXX, prior to three (3) business days from transaction date of XX/21/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474330	XXXXXX	XXXXXX	XXXXXX	GA	438474330	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474331	XXXXXX	XXXXXX	XXXXXX	NY	438474331	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
XXXXXX	438474333	XXXXXX	XXXXXX	XXXXXX	OK	438474333	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474334	XXXXXX	XXXXXX	XXXXXX	TX	438474334	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474336	XXXXXX	XXXXXX	XXXXXX	TX	438474336	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not include an EXdoc fee of $XX or Title courier fee of $XX in the prepaid amount financed and has a Settlement fee of $XXX when the HUD reflects $XXX.								Loan Review Complete
XXXXXX	438474335	XXXXXX	XXXXXX	XXXXXX	MO	438474335	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474338	XXXXXX	XXXXXX	XXXXXX	LA	438474338	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474340	XXXXXX	XXXXXX	XXXXXX	TX	438474340	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474339	XXXXXX	XXXXXX	XXXXXX	NC	438474339	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Lender's TIL reflects MI dropping off after XXX months, however, the audited TIL indicates MI should drop off after XXX months.								Loan Review Complete
XXXXXX	438474343	XXXXXX	XXXXXX	XXXXXX	NY	438474343	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization finance charge calculation does not include $XXX.XX Loan Discount Fee.								Loan Review Complete
XXXXXX	438474344	XXXXXX	XXXXXX	XXXXXX	PA	438474344	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474345	XXXXXX	XXXXXX	XXXXXX	CA	438474345	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474385	XXXXXX	XXXXXX	XXXXXX	IL	438474385	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474350	XXXXXX	XXXXXX	XXXXXX	SC	438474350	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																				[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474384	XXXXXX	XXXXXX	XXXXXX	FL	438474384	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438474348	XXXXXX	XXXXXX	XXXXXX	VA	438474348	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/29/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474386	XXXXXX	XXXXXX	XXXXXX	FL	438474386	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474387	XXXXXX	XXXXXX	XXXXXX	LA	438474387	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474390	XXXXXX	XXXXXX	XXXXXX	FL	438474390	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474389	XXXXXX	XXXXXX	XXXXXX	TX	438474389	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474391	XXXXXX	XXXXXX	XXXXXX	OH	438474391	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[X] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization did not disclose the cpl fee of $XX, tax service fee of $XX and wire fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474392	XXXXXX	XXXXXX	XXXXXX	IN	438474392	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474394	XXXXXX	XXXXXX	XXXXXX	NE	438474394	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474393	XXXXXX	XXXXXX	XXXXXX	AR	438474393	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474395	XXXXXX	XXXXXX	XXXXXX	GA	438474395	XX/XX/XXXX	Primary	Purchase		Yes	Yes	No	XX/XX/XXXX	3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
XXXXXX	438474396	XXXXXX	XXXXXX	XXXXXX	LA	438474396	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474398	XXXXXX	XXXXXX	XXXXXX	CT	438474398	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the tax service fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474397	XXXXXX	XXXXXX	XXXXXX	MD	438474397	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474403	XXXXXX	XXXXXX	XXXXXX	CA	438474403	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438474401	XXXXXX	XXXXXX	XXXXXX	FL	438474401	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474404	XXXXXX	XXXXXX	XXXXXX	NJ	438474404	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a courier fee of $XX.XX as prepaid finance charge.								Loan Review Complete
XXXXXX	438474405	XXXXXX	XXXXXX	XXXXXX	MI	438474405	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474408	XXXXXX	XXXXXX	XXXXXX	UT	438474408	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474433	XXXXXX	XXXXXX	XXXXXX	VA	438474433	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438474437	XXXXXX	XXXXXX	XXXXXX	MA	438474437	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474442	XXXXXX	XXXXXX	XXXXXX	PA	438474442	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474441	XXXXXX	XXXXXX	XXXXXX	MI	438474441	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474443	XXXXXX	XXXXXX	XXXXXX	FL	438474443	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the $XXX admin fee or the $XXX.XX broker fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438474446	XXXXXX	XXXXXX	XXXXXX	NJ	438474446	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474445	XXXXXX	XXXXXX	XXXXXX	FL	438474445	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474449	XXXXXX	XXXXXX	XXXXXX	VA	438474449	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438474447	XXXXXX	XXXXXX	XXXXXX	PA	438474447	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																				EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
XXXXXX	438474456	XXXXXX	XXXXXX	XXXXXX	MS	438474456	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438474450	XXXXXX	XXXXXX	XXXXXX	MI	438474450	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474461	XXXXXX	XXXXXX	XXXXXX	GA	438474461	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[X] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																				[X] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474466	XXXXXX	XXXXXX	XXXXXX	PA	438474466	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization finance charge calculation included a $XX Notary/Signing fee that is not specified on the HUD, but did not include the $XXX Settlement Fee that is specified on HUD.								Loan Review Complete
XXXXXX	438474468	XXXXXX	XXXXXX	XXXXXX	DC	438474468	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474465	XXXXXX	XXXXXX	XXXXXX	TX	438474465	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474469	XXXXXX	XXXXXX	XXXXXX	MD	438474469	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474484	XXXXXX	XXXXXX	XXXXXX	FL	438474484	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474467	XXXXXX	XXXXXX	XXXXXX	FL	438474467	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474486	XXXXXX	XXXXXX	XXXXXX	AR	438474486	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474477	XXXXXX	XXXXXX	XXXXXX	NY	438474477	XX/XX/XXXX	Primary	Construction-Permanent	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474485	XXXXXX	XXXXXX	XXXXXX	SC	438474485	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438474487	XXXXXX	XXXXXX	XXXXXX	NC	438474487	XX/XX/XXXX	Second Home	Refinance Rate/Term	No	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/23/XXXX	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474489	XXXXXX	XXXXXX	XXXXXX	FL	438474489	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474491	XXXXXX	XXXXXX	XXXXXX	KS	438474491	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																				EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
XXXXXX	438474493	XXXXXX	XXXXXX	XXXXXX	PA	438474493	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474496	XXXXXX	XXXXXX	XXXXXX	FL	438474496	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474499	XXXXXX	XXXXXX	XXXXXX	DE	438474499	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438474501	XXXXXX	XXXXXX	XXXXXX	NJ	438474501	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474502	XXXXXX	XXXXXX	XXXXXX	MD	438474502	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474503	XXXXXX	XXXXXX	XXXXXX	MA	438474503	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474506	XXXXXX	XXXXXX	XXXXXX	IN	438474506	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474505	XXXXXX	XXXXXX	XXXXXX	MI	438474505	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474517	XXXXXX	XXXXXX	XXXXXX	PA	438474517	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474543	XXXXXX	XXXXXX	XXXXXX	IL	438474543	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474544	XXXXXX	XXXXXX	XXXXXX	MO	438474544	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474545	XXXXXX	XXXXXX	XXXXXX	TX	438474545	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474548	XXXXXX	XXXXXX	XXXXXX	AL	438474548	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474549	XXXXXX	XXXXXX	XXXXXX	IL	438474549	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474554	XXXXXX	XXXXXX	XXXXXX	FL	438474554	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474555	XXXXXX	XXXXXX	XXXXXX	NY	438474555	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/31/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474558	XXXXXX	XXXXXX	XXXXXX	MA	438474558	XX/XX/XXXX	Investment	Purchase			No	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474562	XXXXXX	XXXXXX	XXXXXX	NJ	438474562	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474559	XXXXXX	XXXXXX	XXXXXX	PA	438474559	XX/XX/XXXX	Primary	Construction-Permanent			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474565	XXXXXX	XXXXXX	XXXXXX	FL	438474565	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474576	XXXXXX	XXXXXX	XXXXXX	AZ	438474576	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474566	XXXXXX	XXXXXX	XXXXXX	NY	438474566	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474573	XXXXXX	XXXXXX	XXXXXX	FL	438474573	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474568	XXXXXX	XXXXXX	XXXXXX	IL	438474568	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474577	XXXXXX	XXXXXX	XXXXXX	NJ	438474577	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474582	XXXXXX	XXXXXX	XXXXXX	TX	438474582	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/14/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474580	XXXXXX	XXXXXX	XXXXXX	AL	438474580	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474583	XXXXXX	XXXXXX	XXXXXX	MA	438474583	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474584	XXXXXX	XXXXXX	XXXXXX	MI	438474584	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization did not disclose $XX recording service fee, $XX filing fee, $XX courier fee, $X.XX flood cert, or $XX tax service fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438474585	XXXXXX	XXXXXX	XXXXXX	ID	438474585	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
XXXXXX	438474587	XXXXXX	XXXXXX	XXXXXX	MO	438474587	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474586	XXXXXX	XXXXXX	XXXXXX	MD	438474586	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474590	XXXXXX	XXXXXX	XXXXXX	PA	438474590	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438474589	XXXXXX	XXXXXX	XXXXXX	AL	438474589	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474597	XXXXXX	XXXXXX	XXXXXX	CT	438474597	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474596	XXXXXX	XXXXXX	XXXXXX	MI	438474596	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474606	XXXXXX	XXXXXX	XXXXXX	CA	438474606	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the prepaid interest of $XXXX.XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438474611	XXXXXX	XXXXXX	XXXXXX	GA	438474611	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474607	XXXXXX	XXXXXX	XXXXXX	WA	438474607	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474608	XXXXXX	XXXXXX	XXXXXX	CA	438474608	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474609	XXXXXX	XXXXXX	XXXXXX	NJ	438474609	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474610	XXXXXX	XXXXXX	XXXXXX	NJ	438474610	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the prepaid interest of $XXX.XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438474624	XXXXXX	XXXXXX	XXXXXX	GA	438474624	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474615	XXXXXX	XXXXXX	XXXXXX	IL	438474615	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
EXCEPTION INFO: Security Instrument Notary date reflects Saturday 2/2/XXXX, Final TIL and RTC signature dates reflect Friday, 2/1/XXXX with RTC expiration date Tuesday 2/5/XXXX, and HUD1 disbursement date Wednesday 2/6/XXXX.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																				EXCEPTION INFO: Security Instrument Notary date reflects Saturday 2/2/XXXX, Final TIL and RTC signature dates reflect Friday, 2/1/XXXX with RTC expiration date Tuesday 2/5/XXXX, and HUD1 disbursement date Wednesday 2/6/XXXX.								Loan Review Complete
XXXXXX	438474614	XXXXXX	XXXXXX	XXXXXX	FL	438474614	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474625	XXXXXX	XXXXXX	XXXXXX	OH	438474625	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
XXXXXX	438474630	XXXXXX	XXXXXX	XXXXXX	IL	438474630	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474629	XXXXXX	XXXXXX	XXXXXX	IL	438474629	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474628	XXXXXX	XXXXXX	XXXXXX	LA	438474628	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474631	XXXXXX	XXXXXX	XXXXXX	NY	438474631	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
XXXXXX	438474634	XXXXXX	XXXXXX	XXXXXX	VA	438474634	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: Under disclosure due to lender disclosed TIL utilizing a lower index than available within look-back. lowest index within look-back is X.XX%.

[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-X form was used, the H-X form should have been used.

																				[X] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474635	XXXXXX	XXXXXX	XXXXXX	LA	438474635	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/31/XXXX, prior to three (3) business days from transaction date of XX/27/XXXX.

																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
XXXXXX	438474636	XXXXXX	XXXXXX	XXXXXX	TX	438474636	XX/XX/XXXX	UTD	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438474638	XXXXXX	XXXXXX	XXXXXX	PA	438474638	XX/XX/XXXX	Primary	Construction-Permanent			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/XXXX used as disbursement date for compliance testing.								Loan Review Complete
XXXXXX	438474633	XXXXXX	XXXXXX	XXXXXX	ME	438474633	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
XXXXXX	438474642	XXXXXX	XXXXXX	XXXXXX	MA	438474642	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474641	XXXXXX	XXXXXX	XXXXXX	KS	438474641	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474650	XXXXXX	XXXXXX	XXXXXX	MO	438474650	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/20/XXXX

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474651	XXXXXX	XXXXXX	XXXXXX	TX	438474651	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474665	XXXXXX	XXXXXX	XXXXXX	NJ	438474665	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474652	XXXXXX	XXXXXX	XXXXXX	MD	438474652	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474666	XXXXXX	XXXXXX	XXXXXX	GA	438474666	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474668	XXXXXX	XXXXXX	XXXXXX	IL	438474668	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438474672	XXXXXX	XXXXXX	XXXXXX	IL	438474672	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438474670	XXXXXX	XXXXXX	XXXXXX	IL	438474670	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474674	XXXXXX	XXXXXX	XXXXXX	AL	438474674	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure, itemization matches prepaid finance charges on HUD								Loan Review Complete
XXXXXX	438474689	XXXXXX	XXXXXX	XXXXXX	NY	438474689	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474693	XXXXXX	XXXXXX	XXXXXX	NY	438474693	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474692	XXXXXX	XXXXXX	XXXXXX	VA	438474692	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474697	XXXXXX	XXXXXX	XXXXXX	PA	438474697	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474696	XXXXXX	XXXXXX	XXXXXX	NJ	438474696	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438474695	XXXXXX	XXXXXX	XXXXXX	PA	438474695	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474699	XXXXXX	XXXXXX	XXXXXX	PA	438474699	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474703	XXXXXX	XXXXXX	XXXXXX	GA	438474703	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474700	XXXXXX	XXXXXX	XXXXXX	NY	438474700	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474701	XXXXXX	XXXXXX	XXXXXX	PA	438474701	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474704	XXXXXX	XXXXXX	XXXXXX	CO	438474704	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474705	XXXXXX	XXXXXX	XXXXXX	IL	438474705	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474707	XXXXXX	XXXXXX	XXXXXX	IL	438474707	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474708	XXXXXX	XXXXXX	XXXXXX	OH	438474708	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474714	XXXXXX	XXXXXX	XXXXXX	SC	438474714	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438474716	XXXXXX	XXXXXX	XXXXXX	NY	438474716	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																				EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%								Loan Review Complete
XXXXXX	438474719	XXXXXX	XXXXXX	XXXXXX	SC	438474719	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474731	XXXXXX	XXXXXX	XXXXXX	IN	438474731	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474729	XXXXXX	XXXXXX	XXXXXX	NY	438474729	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474726	XXXXXX	XXXXXX	XXXXXX	NY	438474726	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine the reason for the under disclosure. No itemization of the amount financed located.								Loan Review Complete
XXXXXX	438474734	XXXXXX	XXXXXX	XXXXXX	FL	438474734	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474736	XXXXXX	XXXXXX	XXXXXX	GA	438474736	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/22/XXXX	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/28/XXXX, prior to three (3) business days from transaction date of XX/23/XXXX.

																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
XXXXXX	438474739	XXXXXX	XXXXXX	XXXXXX	IL	438474739	XX/XX/XXXX	Investment	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/21/XXXX									Loan Review Complete
XXXXXX	438474740	XXXXXX	XXXXXX	XXXXXX	VA	438474740	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474743	XXXXXX	XXXXXX	XXXXXX	MI	438474743	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/30/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474738	XXXXXX	XXXXXX	XXXXXX	NH	438474738	XX/XX/XXXX	Investment	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474742	XXXXXX	XXXXXX	XXXXXX	TX	438474742	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/28/XXXX

[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																				[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
XXXXXX	438474750	XXXXXX	XXXXXX	XXXXXX	TX	438474750	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																				[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474752	XXXXXX	XXXXXX	XXXXXX	GA	438474752	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438474751	XXXXXX	XXXXXX	XXXXXX	IN	438474751	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.								Loan Review Complete
XXXXXX	438474754	XXXXXX	XXXXXX	XXXXXX	FL	438474754	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
XXXXXX	438474755	XXXXXX	XXXXXX	XXXXXX	NJ	438474755	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/13/XXXX	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474756	XXXXXX	XXXXXX	XXXXXX	FL	438474756	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																				[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
XXXXXX	438474758	XXXXXX	XXXXXX	XXXXXX	TN	438474758	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474765	XXXXXX	XXXXXX	XXXXXX	MN	438474765	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX									Loan Review Complete
XXXXXX	438474760	XXXXXX	XXXXXX	XXXXXX	WI	438474760	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: Unable to test GFE Estimate Available Through Date due to missing information.

[X] Federal Compliance - RESPA (XXXX) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (XXXX): Existence of escrow account disclosed on Final GFE does not match actual terms.

[X] Federal Compliance - RESPA (XXXX) – Written Service Provider List Not Provided Timely: RESPA (XXXX) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-X form was used, the H-X form should have been used.

																				[X] Federal Compliance - TIL-MDIA XXXX Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
XXXXXX	438474761	XXXXXX	XXXXXX	XXXXXX	LA	438474761	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438474764	XXXXXX	XXXXXX	XXXXXX	MI	438474764	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474766	XXXXXX	XXXXXX	XXXXXX	FL	438474766	XX/XX/XXXX	Second Home	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/14/XXXX									Loan Review Complete
XXXXXX	438474776	XXXXXX	XXXXXX	XXXXXX	AL	438474776	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX):  GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.

[X] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-X/Final Closing Disclosure.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[X] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL itemization did not disclose a rat lock fee of $XXX as a prepaid finance charge.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474782	XXXXXX	XXXXXX	XXXXXX	PA	438474782	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - RESPA (XXXX) - XX% Tolerance Without Cure: RESPA (XXXX): XX% tolerance violation without  evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX):  GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within X Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.

[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used.

																				[X] Federal Compliance - TIL-MDIA X-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than X Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
XXXXXX	438474781	XXXXXX	XXXXXX	XXXXXX	WY	438474781	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
XXXXXX	438474775	XXXXXX	XXXXXX	XXXXXX	MI	438474775	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/13/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
XXXXXX	438474788	XXXXXX	XXXXXX	XXXXXX	MI	438474788	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474797	XXXXXX	XXXXXX	XXXXXX	VA	438474797	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
XXXXXX	438474802	XXXXXX	XXXXXX	XXXXXX	TX	438474802	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474795	XXXXXX	XXXXXX	XXXXXX	NJ	438474795	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474803	XXXXXX	XXXXXX	XXXXXX	OH	438474803	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474809	XXXXXX	XXXXXX	XXXXXX	CA	438474809	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474810	XXXXXX	XXXXXX	XXXXXX	CA	438474810	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																				[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
XXXXXX	438474812	XXXXXX	XXXXXX	XXXXXX	TN	438474812	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/19/XXXX									Loan Review Complete
XXXXXX	438474824	XXXXXX	XXXXXX	XXXXXX	FL	438474824	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[X] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[X] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

[X] Federal Compliance - TIL-MDIA X-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than X Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474831	XXXXXX	XXXXXX	XXXXXX	SC	438474831	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438474838	XXXXXX	XXXXXX	XXXXXX	WA	438474838	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
XXXXXX	438474842	XXXXXX	XXXXXX	XXXXXX	MA	438474842	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/21/XXXX	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable								Loan Review Complete
XXXXXX	438474937	XXXXXX	XXXXXX	XXXXXX	TX	438474937	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Lenders Final TIL represents XXX monthly payments of MI @ $XX.XX. Whereas audited finance charge reflects XXX monthly payments of MI @ $XX.XX and a fall-off after approximately XX% LTV.								Loan Review Complete
XXXXXX	438474947	XXXXXX	XXXXXX	XXXXXX	CA	438474947	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474843	XXXXXX	XXXXXX	XXXXXX	VA	438474843	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
XXXXXX	438474968	XXXXXX	XXXXXX	XXXXXX	NY	438474968	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Guarantor Agreement not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/14/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474986	XXXXXX	XXXXXX	XXXXXX	NY	438474986	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the XXXth payment and the audited TIL dropping the monthly MI payment after the XXXth payment.								Loan Review Complete
XXXXXX	438475008	XXXXXX	XXXXXX	XXXXXX	NY	438475008	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475010	XXXXXX	XXXXXX	XXXXXX	TX	438475010	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Itemization of Amount Financed does not include the $XXX Attorney fee in the Prepaid Finance Charges. It is listed as Doc Preparation on Itemization. However, could not locate an invoice to confirm.								Loan Review Complete
XXXXXX	438475020	XXXXXX	XXXXXX	XXXXXX	IL	438475020	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475017	XXXXXX	XXXXXX	XXXXXX	GA	438475017	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475040	XXXXXX	XXXXXX	XXXXXX	MI	438475040	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438475049	XXXXXX	XXXXXX	XXXXXX	NJ	438475049	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438475060	XXXXXX	XXXXXX	XXXXXX	DC	438475060	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475050	XXXXXX	XXXXXX	XXXXXX	MD	438475050	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475061	XXXXXX	XXXXXX	XXXXXX	GA	438475061	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475062	XXXXXX	XXXXXX	XXXXXX	MA	438475062	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475064	XXXXXX	XXXXXX	XXXXXX	MD	438475064	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475070	XXXXXX	XXXXXX	XXXXXX	WV	438475070	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475065	XXXXXX	XXXXXX	XXXXXX	IN	438475065	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/27/XXXX	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438475073	XXXXXX	XXXXXX	XXXXXX	MI	438475073	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: The TIL itemization did not disclose a courier fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438475084	XXXXXX	XXXXXX	XXXXXX	IL	438475084	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475075	XXXXXX	XXXXXX	XXXXXX	NY	438475075	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475082	XXXXXX	XXXXXX	XXXXXX	DE	438475082	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475083	XXXXXX	XXXXXX	XXXXXX	NY	438475083	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY loan is X% - note states X%.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Lenders Final TIL represents XXX monthly payments of MI. Whereas audited finance charge reflects XXX monthly payments of MI and a fall-off after approximately XX% LTV.								Loan Review Complete
XXXXXX	438475087	XXXXXX	XXXXXX	XXXXXX	CT	438475087	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475085	XXXXXX	XXXXXX	XXXXXX	PA	438475085	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475086	XXXXXX	XXXXXX	XXXXXX	MD	438475086	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Lender's TIL reflects MI dropping off after XX months, however, the audited TIL indicates MI should drop off after XX months.								Loan Review Complete
XXXXXX	438475088	XXXXXX	XXXXXX	XXXXXX	TX	438475088	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475090	XXXXXX	XXXXXX	XXXXXX	NY	438475090	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)								Loan Review Complete
XXXXXX	438475089	XXXXXX	XXXXXX	XXXXXX	NY	438475089	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for (NY) is X% - note states the lesser of X%

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization did not disclose the settlement fee of $XXXX as prepaid finance charges.								Loan Review Complete
XXXXXX	438475094	XXXXXX	XXXXXX	XXXXXX	NH	438475094	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475097	XXXXXX	XXXXXX	XXXXXX	PA	438475097	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438475095	XXXXXX	XXXXXX	XXXXXX	NY	438475095	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
XXXXXX	438475096	XXXXXX	XXXXXX	XXXXXX	NJ	438475096	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the application fee of $XXX, the courier fee of $XX, the wire fee of $XX, or the e-mail fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438475098	XXXXXX	XXXXXX	XXXXXX	OK	438475098	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475106	XXXXXX	XXXXXX	XXXXXX	MI	438475106	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438475107	XXXXXX	XXXXXX	XXXXXX	AL	438475107	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438475110	XXXXXX	XXXXXX	XXXXXX	MD	438475110	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475117	XXXXXX	XXXXXX	XXXXXX	TN	438475117	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475118	XXXXXX	XXXXXX	XXXXXX	MD	438475118	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438475119	XXXXXX	XXXXXX	XXXXXX	WA	438475119	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine the underdislcosure verified all fees per itemization of financed								Loan Review Complete
XXXXXX	438475120	XXXXXX	XXXXXX	XXXXXX	TX	438475120	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438475121	XXXXXX	XXXXXX	XXXXXX	AR	438475121	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475123	XXXXXX	XXXXXX	XXXXXX	WI	438475123	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438475124	XXXXXX	XXXXXX	XXXXXX	NY	438475124	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: X% late charge exceeds X% maximum per state (NY).

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL ITemization did not disclose Attorney Review Fee of $XXX.XX as a Prepaid Finance Charge.								Loan Review Complete
XXXXXX	438475125	XXXXXX	XXXXXX	XXXXXX	FL	438475125	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475129	XXXXXX	XXXXXX	XXXXXX	MD	438475129	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438475131	XXXXXX	XXXXXX	XXXXXX	MA	438475131	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475137	XXXXXX	XXXXXX	XXXXXX	VA	438475137	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/29/XXXX.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																				[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
XXXXXX	438475130	XXXXXX	XXXXXX	XXXXXX	IL	438475130	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475138	XXXXXX	XXXXXX	XXXXXX	IL	438475138	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475139	XXXXXX	XXXXXX	XXXXXX	OR	438475139	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438475136	XXXXXX	XXXXXX	XXXXXX	IL	438475136	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475141	XXXXXX	XXXXXX	XXXXXX	CA	438475141	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438475154	XXXXXX	XXXXXX	XXXXXX	MD	438475154	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438475152	XXXXXX	XXXXXX	XXXXXX	MA	438475152	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.							Loan Review Complete
XXXXXX	438475163	XXXXXX	XXXXXX	XXXXXX	MI	438475163	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
XXXXXX	438475173	XXXXXX	XXXXXX	XXXXXX	MI	438475173	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475164	XXXXXX	XXXXXX	XXXXXX	NY	438475164	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds max 2% for NY

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475174	XXXXXX	XXXXXX	XXXXXX	NY	438475174	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475175	XXXXXX	XXXXXX	XXXXXX	PA	438475175	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438475176	XXXXXX	XXXXXX	XXXXXX	LA	438475176	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- Note located on NTC site							Loan Review Complete
XXXXXX	438475182	XXXXXX	XXXXXX	XXXXXX	NY	438475182	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per State (NY)

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475183	XXXXXX	XXXXXX	XXXXXX	PA	438475183	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438475187	XXXXXX	XXXXXX	XXXXXX	TX	438475187	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/15/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/15/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
XXXXXX	438475192	XXXXXX	XXXXXX	XXXXXX	NJ	438475192	XX/XX/XXXX	Second Home	Refinance Rate/Term	No	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
XXXXXX	438473564	XXXXXX	XXXXXX	XXXXXX	NY	438473564	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
XXXXXX	438473545	XXXXXX	XXXXXX	XXXXXX	OH	438473545	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473590	XXXXXX	XXXXXX	XXXXXX	PA	438473590	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473809	XXXXXX	XXXXXX	XXXXXX	FL	438473809	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/21/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473825	XXXXXX	XXXXXX	XXXXXX	FL	438473825	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XX/XX/XXXX [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473725	XXXXXX	XXXXXX	XXXXXX	NY	438473725	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose attorney fee of $XXX and courier fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473870	XXXXXX	XXXXXX	XXXXXX	CT	438473870	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.								Loan Review Complete
XXXXXX	438473856	XXXXXX	XXXXXX	XXXXXX	VA	438473856	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.								Loan Review Complete
XXXXXX	438473919	XXXXXX	XXXXXX	XXXXXX	AZ	438473919	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																				[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473880	XXXXXX	XXXXXX	XXXXXX	FL	438473880	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																					REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.							Loan Review Complete
XXXXXX	438473943	XXXXXX	XXXXXX	XXXXXX	MI	438473943	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473850	XXXXXX	XXXXXX	XXXXXX	CA	438473850	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473940	XXXXXX	XXXXXX	XXXXXX	MD	438473940	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438473942	XXXXXX	XXXXXX	XXXXXX	GA	438473942	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473947	XXXXXX	XXXXXX	XXXXXX	OH	438473947	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473946	XXXXXX	XXXXXX	XXXXXX	MI	438473946	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473945	XXXXXX	XXXXXX	XXXXXX	IN	438473945	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an administrative fee of $XXX, a processing fee of $XXX, a settlement fee of $XX, courier fee of $XX nor a wire transfer fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473948	XXXXXX	XXXXXX	XXXXXX	FL	438473948	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473957	XXXXXX	XXXXXX	XXXXXX	AR	438473957	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473970	XXXXXX	XXXXXX	XXXXXX	IA	438473970	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473995	XXXXXX	XXXXXX	XXXXXX	FL	438473995	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/16/XXXX.								Loan Review Complete
XXXXXX	438474009	XXXXXX	XXXXXX	XXXXXX	SC	438474009	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438473994	XXXXXX	XXXXXX	XXXXXX	IN	438473994	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization disclosed a flood certification fee of $X.XX and a tax service fee of $XX as fees paid by others but the final HUD reflects these fees were paid by the borrower.								Loan Review Complete
XXXXXX	438474011	XXXXXX	XXXXXX	XXXXXX	MI	438474011	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474010	XXXXXX	XXXXXX	XXXXXX	MI	438474010	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474027	XXXXXX	XXXXXX	XXXXXX	FL	438474027	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474029	XXXXXX	XXXXXX	XXXXXX	NJ	438474029	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474050	XXXXXX	XXXXXX	XXXXXX	NC	438474050	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438474075	XXXXXX	XXXXXX	XXXXXX	NJ	438474075	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474051	XXXXXX	XXXXXX	XXXXXX	PA	438474051	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473547	XXXXXX	XXXXXX	XXXXXX	KS	438473547	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438473546	XXXXXX	XXXXXX	XXXXXX	TX	438473546	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose a Settlement fee of $XXX, a Tax Certification fee of $XX.XX, and Courier fees totaling $XX as prepaid finance charges.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473552	XXXXXX	XXXXXX	XXXXXX	IN	438473552	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
XXXXXX	438473550	XXXXXX	XXXXXX	XXXXXX	LA	438473550	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.

																				[X] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473553	XXXXXX	XXXXXX	XXXXXX	OH	438473553	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473555	XXXXXX	XXXXXX	XXXXXX	PA	438473555	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473560	XXXXXX	XXXXXX	XXXXXX	CO	438473560	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473558	XXXXXX	XXXXXX	XXXXXX	SC	438473558	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization does not reflect courier fee of $XX as prepaid finance charge								Loan Review Complete
XXXXXX	438473565	XXXXXX	XXXXXX	XXXXXX	AL	438473565	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/20/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473561	XXXXXX	XXXXXX	XXXXXX	MA	438473561	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473569	XXXXXX	XXXXXX	XXXXXX	FL	438473569	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473583	XXXXXX	XXXXXX	XXXXXX	TX	438473583	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438473573	XXXXXX	XXXXXX	XXXXXX	FL	438473573	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473572	XXXXXX	XXXXXX	XXXXXX	TN	438473572	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine Underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438473591	XXXXXX	XXXXXX	XXXXXX	HI	438473591	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473589	XXXXXX	XXXXXX	XXXXXX	TX	438473589	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The Itemization of Amount Financed has Prepaid Finance Charges IAO $XXX.XX. However, the HUD has Prepaid Finance Charges IAO XXX.XX. The breakdown is not at all the same as the HUD, so did not list individual fees.								Loan Review Complete
XXXXXX	438473595	XXXXXX	XXXXXX	XXXXXX	IL	438473595	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438473597	XXXXXX	XXXXXX	XXXXXX	PA	438473597	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473586	XXXXXX	XXXXXX	XXXXXX	SD	438473586	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473604	XXXXXX	XXXXXX	XXXXXX	NJ	438473604	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/26/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473600	XXXXXX	XXXXXX	XXXXXX	PA	438473600	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473609	XXXXXX	XXXXXX	XXXXXX	WI	438473609	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438473605	XXXXXX	XXXXXX	XXXXXX	TX	438473605	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473610	XXXXXX	XXXXXX	XXXXXX	TN	438473610	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473611	XXXXXX	XXXXXX	XXXXXX	TN	438473611	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/27/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/27/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473617	XXXXXX	XXXXXX	XXXXXX	TN	438473617	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/23/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473612	XXXXXX	XXXXXX	XXXXXX	OH	438473612	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438473624	XXXXXX	XXXXXX	XXXXXX	CO	438473624	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
XXXXXX	438473622	XXXXXX	XXXXXX	XXXXXX	AR	438473622	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473614	XXXXXX	XXXXXX	XXXXXX	TX	438473614	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473631	XXXXXX	XXXXXX	XXXXXX	KS	438473631	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473630	XXXXXX	XXXXXX	XXXXXX	SC	438473630	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438473632	XXXXXX	XXXXXX	XXXXXX	MO	438473632	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438473625	XXXXXX	XXXXXX	XXXXXX	OK	438473625	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX

																			[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473637	XXXXXX	XXXXXX	XXXXXX	NC	438473637	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																			[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.								Loan Review Complete
XXXXXX	438473639	XXXXXX	XXXXXX	XXXXXX	CT	438473639	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: TIL Itemization did not disclose the commitment fee of $XXX, under disclosed courier fee by $XX and over disclosed the closing fee by $XXX as prepaid finance charges.

																				[X] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473635	XXXXXX	XXXXXX	XXXXXX	IN	438473635	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473646	XXXXXX	XXXXXX	XXXXXX	NY	438473646	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438473641	XXXXXX	XXXXXX	XXXXXX	NY	438473641	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438473647	XXXXXX	XXXXXX	XXXXXX	NY	438473647	XX/XX/XXXX	Primary	Purchase	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/14/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473642	XXXXXX	XXXXXX	XXXXXX	CT	438473642	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438473649	XXXXXX	XXXXXX	XXXXXX	WI	438473649	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/17/XXXX	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473645	XXXXXX	XXXXXX	XXXXXX	AL	438473645	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
XXXXXX	438473653	XXXXXX	XXXXXX	XXXXXX	NJ	438473653	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/31/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473650	XXXXXX	XXXXXX	XXXXXX	MS	438473650	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473651	XXXXXX	XXXXXX	XXXXXX	PA	438473651	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473657	XXXXXX	XXXXXX	XXXXXX	TN	438473657	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473658	XXXXXX	XXXXXX	XXXXXX	TX	438473658	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473661	XXXXXX	XXXXXX	XXXXXX	WV	438473661	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

																			[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473656	XXXXXX	XXXXXX	XXXXXX	FL	438473656	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473659	XXXXXX	XXXXXX	XXXXXX	OH	438473659	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473655	XXXXXX	XXXXXX	XXXXXX	RI	438473655	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473660	XXXXXX	XXXXXX	XXXXXX	MI	438473660	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[X] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[X] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the $XXX underwriting fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438473662	XXXXXX	XXXXXX	XXXXXX	CA	438473662	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473665	XXXXXX	XXXXXX	XXXXXX	OR	438473665	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438473666	XXXXXX	XXXXXX	XXXXXX	LA	438473666	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473667	XXXXXX	XXXXXX	XXXXXX	OH	438473667	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473673	XXXXXX	XXXXXX	XXXXXX	IL	438473673	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																				[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
XXXXXX	438473664	XXXXXX	XXXXXX	XXXXXX	IL	438473664	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473672	XXXXXX	XXXXXX	XXXXXX	NY	438473672	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473674	XXXXXX	XXXXXX	XXXXXX	MO	438473674	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The fee itemization did not disclose an email/edoc fee of $XX as prepaid finance charges. The TIL itemization disclosed a settlement closing of $XXX which was reflected at $XXX on the hud and only one tile courier fee of $XX and the hud reflects two title courier fees of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473675	XXXXXX	XXXXXX	XXXXXX	CA	438473675	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438473670	XXXXXX	XXXXXX	XXXXXX	MN	438473670	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473676	XXXXXX	XXXXXX	XXXXXX	FL	438473676	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473680	XXXXXX	XXXXXX	XXXXXX	FL	438473680	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/16/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473687	XXXXXX	XXXXXX	XXXXXX	MA	438473687	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Itemization of amount financed did not include the charges of flood cert and courier fees in the prepaid finance charges, which represents the under disclosure of finance charges.								Loan Review Complete
XXXXXX	438473688	XXXXXX	XXXXXX	XXXXXX	FL	438473688	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization of amount financed reflected a settlement fee of $XXX.XX vs $XXX.XX on HUDX and did not reflect a title courier fee of $XX.XX.								Loan Review Complete
XXXXXX	438473682	XXXXXX	XXXXXX	XXXXXX	NJ	438473682	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473684	XXXXXX	XXXXXX	XXXXXX	WI	438473684	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438473690	XXXXXX	XXXXXX	XXXXXX	PA	438473690	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization disclosed a doc prep fee of $XX not reflected on HUD. TIL Itemization did not disclose a closing protection letter fee of $XX, settlement fee of $XXX, title courier fee of $XX or a wire fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473692	XXXXXX	XXXXXX	XXXXXX	IL	438473692	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473693	XXXXXX	XXXXXX	XXXXXX	NJ	438473693	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Itemization of amount financed only included the prepaid interest, no other fees were included in the prepaid finance charges.								Loan Review Complete
XXXXXX	438473694	XXXXXX	XXXXXX	XXXXXX	MN	438473694	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473699	XXXXXX	XXXXXX	XXXXXX	MN	438473699	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473704	XXXXXX	XXXXXX	XXXXXX	MS	438473704	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/13/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473706	XXXXXX	XXXXXX	XXXXXX	AL	438473706	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473705	XXXXXX	XXXXXX	XXXXXX	IN	438473705	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: The Approval indicates the Index used was X.XXX%. The lowest Index available within the look-back period is X.XXXX%.

																				[X] Federal Compliance - Incorrect Right To Cancel Form Used - H-X Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-X form was used instead of the H-X form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
XXXXXX	438473701	XXXXXX	XXXXXX	XXXXXX	MO	438473701	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473703	XXXXXX	XXXXXX	XXXXXX	MN	438473703	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine underdisclosure as the file did not contain an itemization of amount financed.								Loan Review Complete
XXXXXX	438473707	XXXXXX	XXXXXX	XXXXXX	CA	438473707	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473709	XXXXXX	XXXXXX	XXXXXX	LA	438473709	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473713	XXXXXX	XXXXXX	XXXXXX	NY	438473713	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473712	XXXXXX	XXXXXX	XXXXXX	OH	438473712	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438473702	XXXXXX	XXXXXX	XXXXXX	OH	438473702	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the settlement fee of $XXX, the wire fee of $XX and the courier fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473714	XXXXXX	XXXXXX	XXXXXX	SC	438473714	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XXXX.XX and final HUD reflects $XXXX.XX								Loan Review Complete
XXXXXX	438473719	XXXXXX	XXXXXX	XXXXXX	CT	438473719	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose the closing settlement fee of $XXX, courier fee of $XX and wire fee of $XX. It also disclosed the prepaid interest as a positive figure instead of a negative figure for a net under disclosure of $XXX. The remaining difference is a payment stream calculation difference								Loan Review Complete
XXXXXX	438473720	XXXXXX	XXXXXX	XXXXXX	GA	438473720	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[X] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine as the file did not contain an itemization of amount financed.								Loan Review Complete
XXXXXX	438473728	XXXXXX	XXXXXX	XXXXXX	NY	438473728	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473729	XXXXXX	XXXXXX	XXXXXX	MO	438473729	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473722	XXXXXX	XXXXXX	XXXXXX	IL	438473722	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473730	XXXXXX	XXXXXX	XXXXXX	MI	438473730	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473735	XXXXXX	XXXXXX	XXXXXX	CA	438473735	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473734	XXXXXX	XXXXXX	XXXXXX	MI	438473734	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/20/XXXX	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438473733	XXXXXX	XXXXXX	XXXXXX	OH	438473733	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473742	XXXXXX	XXXXXX	XXXXXX	GA	438473742	XX/XX/XXXX	Second Home	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)								Loan Review Complete
XXXXXX	438473739	XXXXXX	XXXXXX	XXXXXX	TX	438473739	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438473740	XXXXXX	XXXXXX	XXXXXX	TX	438473740	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473736	XXXXXX	XXXXXX	XXXXXX	NY	438473736	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473749	XXXXXX	XXXXXX	XXXXXX	TX	438473749	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473743	XXXXXX	XXXXXX	XXXXXX	OH	438473743	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the Recording fee of $XXX,Service charges $XX,Courier $XX and wire $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473747	XXXXXX	XXXXXX	XXXXXX	LA	438473747	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473750	XXXXXX	XXXXXX	XXXXXX	LA	438473750	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/20/XXXX

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473753	XXXXXX	XXXXXX	XXXXXX	CO	438473753	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the $XX recording, $XX release tracking, $XXescrow chg, $XXX settlement, $XXX subordination, $XX courier fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438473752	XXXXXX	XXXXXX	XXXXXX	NY	438473752	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the title pick-up fee of $XXX or the courier fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473761	XXXXXX	XXXXXX	XXXXXX	OH	438473761	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473762	XXXXXX	XXXXXX	XXXXXX	GA	438473762	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
XXXXXX	438473760	XXXXXX	XXXXXX	XXXXXX	KY	438473760	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
XXXXXX	438473765	XXXXXX	XXXXXX	XXXXXX	CA	438473765	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438473764	XXXXXX	XXXXXX	XXXXXX	TX	438473764	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473767	XXXXXX	XXXXXX	XXXXXX	IL	438473767	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473766	XXXXXX	XXXXXX	XXXXXX	LA	438473766	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/17/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473772	XXXXXX	XXXXXX	XXXXXX	MI	438473772	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473768	XXXXXX	XXXXXX	XXXXXX	TX	438473768	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473770	XXXXXX	XXXXXX	XXXXXX	IL	438473770	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473773	XXXXXX	XXXXXX	XXXXXX	IL	438473773	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473775	XXXXXX	XXXXXX	XXXXXX	PA	438473775	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $XX.XX and final HUD reflects $XXX.XX.								Loan Review Complete
XXXXXX	438473774	XXXXXX	XXXXXX	XXXXXX	MI	438473774	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473779	XXXXXX	XXXXXX	XXXXXX	MN	438473779	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473780	XXXXXX	XXXXXX	XXXXXX	PA	438473780	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473781	XXXXXX	XXXXXX	XXXXXX	TX	438473781	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438473786	XXXXXX	XXXXXX	XXXXXX	TX	438473786	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438473782	XXXXXX	XXXXXX	XXXXXX	FL	438473782	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438473787	XXXXXX	XXXXXX	XXXXXX	TX	438473787	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438473789	XXXXXX	XXXXXX	XXXXXX	FL	438473789	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the application fee of $XXX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438473796	XXXXXX	XXXXXX	XXXXXX	PA	438473796	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473798	XXXXXX	XXXXXX	XXXXXX	NY	438473798	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: The Itemization of Amount Financed does not include the $XX Title Courier Fee in the Prepaid Finance Charges.

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438473801	XXXXXX	XXXXXX	XXXXXX	MI	438473801	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/28/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473799	XXXXXX	XXXXXX	XXXXXX	GA	438473799	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473797	XXXXXX	XXXXXX	XXXXXX	NY	438473797	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
XXXXXX	438473804	XXXXXX	XXXXXX	XXXXXX	PA	438473804	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473803	XXXXXX	XXXXXX	XXXXXX	CA	438473803	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose Settlement Fee of $XXX.XX or Courier Fee of $XX.XX as a Prepaid Finance Charge.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438473800	XXXXXX	XXXXXX	XXXXXX	RI	438473800	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473802	XXXXXX	XXXXXX	XXXXXX	CA	438473802	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Underdisclosure is due to the following discrepancies between fees collected on the HUD and on the itemization. Prepaid interest per final HUD is $XXX.XX and per Itemization of Amount Financed is $XXX.XX. Courier fee per final HUD is $XX and per Itemization of Amount Financed is $XX. Wire fee per final HUD is $XX and per Itemization of Amount Financed is $XX.								Loan Review Complete
XXXXXX	438473805	XXXXXX	XXXXXX	XXXXXX	MI	438473805	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473806	XXXXXX	XXXXXX	XXXXXX	WI	438473806	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473808	XXXXXX	XXXXXX	XXXXXX	NJ	438473808	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473810	XXXXXX	XXXXXX	XXXXXX	FL	438473810	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a warehousing fee of $XX, or a courier fee of $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473813	XXXXXX	XXXXXX	XXXXXX	MI	438473813	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[X] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[X] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $XX and a title courier fee of $XX as prepaid finance charge.								Loan Review Complete
XXXXXX	438473814	XXXXXX	XXXXXX	XXXXXX	OK	438473814	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473815	XXXXXX	XXXXXX	XXXXXX	NY	438473815	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.

																				[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Circuit X, X, X, X, X, XX or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438473819	XXXXXX	XXXXXX	XXXXXX	KY	438473819	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473823	XXXXXX	XXXXXX	XXXXXX	OH	438473823	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Underdisclosure is due to TIL Itemization not disclosing Flood Certification Fee of $XX.XX, Tax Service Fee of $XX.XX, Title Courier Fee of $XX.XX, or Wire Funding Fee of $XX.XX.								Loan Review Complete
XXXXXX	438473824	XXXXXX	XXXXXX	XXXXXX	NY	438473824	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the title pick-up fee of $XXX or the courier fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473816	XXXXXX	XXXXXX	XXXXXX	PA	438473816	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/22/XXXX	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/25/XXXX.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473828	XXXXXX	XXXXXX	XXXXXX	RI	438473828	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473826	XXXXXX	XXXXXX	XXXXXX	KS	438473826	XX/XX/XXXX	Investment	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473829	XXXXXX	XXXXXX	XXXXXX	IL	438473829	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473827	XXXXXX	XXXXXX	XXXXXX	AL	438473827	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473839	XXXXXX	XXXXXX	XXXXXX	MN	438473839	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438473846	XXXXXX	XXXXXX	XXXXXX	CA	438473846	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473852	XXXXXX	XXXXXX	XXXXXX	PA	438473852	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438473851	XXXXXX	XXXXXX	XXXXXX	FL	438473851	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473858	XXXXXX	XXXXXX	XXXXXX	AL	438473858	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473861	XXXXXX	XXXXXX	XXXXXX	AL	438473861	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473867	XXXXXX	XXXXXX	XXXXXX	OK	438473867	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473869	XXXXXX	XXXXXX	XXXXXX	MN	438473869	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438473873	XXXXXX	XXXXXX	XXXXXX	MN	438473873	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
XXXXXX	438473876	XXXXXX	XXXXXX	XXXXXX	NJ	438473876	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473875	XXXXXX	XXXXXX	XXXXXX	IL	438473875	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438473890	XXXXXX	XXXXXX	XXXXXX	NJ	438473890	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/21/XXXX, prior to three (3) business days from transaction date of XX/16/XXXX.								Loan Review Complete
XXXXXX	438473882	XXXXXX	XXXXXX	XXXXXX	TN	438473882	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473908	XXXXXX	XXXXXX	XXXXXX	IL	438473908	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an additional settlement fee of $XXX.XX or a courier fee of $XX.XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438473907	XXXXXX	XXXXXX	XXXXXX	NJ	438473907	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473936	XXXXXX	XXXXXX	XXXXXX	MT	438473936	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: The itemization of amount financed did not include the payoff statement fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438473937	XXXXXX	XXXXXX	XXXXXX	ME	438473937	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473938	XXXXXX	XXXXXX	XXXXXX	NY	438473938	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473969	XXXXXX	XXXXXX	XXXXXX	FL	438473969	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.								Loan Review Complete
XXXXXX	438473972	XXXXXX	XXXXXX	XXXXXX	AL	438473972	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)								Loan Review Complete
XXXXXX	438474016	XXXXXX	XXXXXX	XXXXXX	MI	438474016	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474026	XXXXXX	XXXXXX	XXXXXX	GA	438474026	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
XXXXXX	438474041	XXXXXX	XXXXXX	XXXXXX	IL	438474041	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474054	XXXXXX	XXXXXX	XXXXXX	MD	438474054	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose the $XXX rate lock fee or the additional $XXX.XX prepaid interest fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438474078	XXXXXX	XXXXXX	XXXXXX	IL	438474078	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474077	XXXXXX	XXXXXX	XXXXXX	OH	438474077	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[X] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438474132	XXXXXX	XXXXXX	XXXXXX	IL	438474132	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438474161	XXXXXX	XXXXXX	XXXXXX	MI	438474161	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/15/XXXX.								Loan Review Complete
XXXXXX	438474102	XXXXXX	XXXXXX	XXXXXX	GA	438474102	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474200	XXXXXX	XXXXXX	XXXXXX	KY	438474200	XX/XX/XXXX	Primary	Purchase	No	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474162	XXXXXX	XXXXXX	XXXXXX	AZ	438474162	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Not a purchase transaction. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
XXXXXX	438474201	XXXXXX	XXXXXX	XXXXXX	NY	438474201	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/22/XXXX.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX
																					REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.							Loan Review Complete
XXXXXX	438474202	XXXXXX	XXXXXX	XXXXXX	IL	438474202	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474215	XXXXXX	XXXXXX	XXXXXX	NY	438474215	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: TIL Itemization did not disclose $XXX.XX Title PIck Up fee as a Prepaid Finance Charge.  Settlement Charge was disclosed as $XXX.XX and actual was $XXX.XX

[X] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[X] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																				EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
XXXXXX	438474227	XXXXXX	XXXXXX	XXXXXX	CT	438474227	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
XXXXXX	438474228	XXXXXX	XXXXXX	XXXXXX	NY	438474228	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/18/XXXX.								Loan Review Complete
XXXXXX	438474253	XXXXXX	XXXXXX	XXXXXX	FL	438474253	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474255	XXXXXX	XXXXXX	XXXXXX	IN	438474255	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474254	XXXXXX	XXXXXX	XXXXXX	KY	438474254	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474257	XXXXXX	XXXXXX	XXXXXX	OH	438474257	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
XXXXXX	438474286	XXXXXX	XXXXXX	XXXXXX	NV	438474286	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474307	XXXXXX	XXXXXX	XXXXXX	FL	438474307	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Itemization of amount financed did not include an admin fee of $XXX, a copy fax fee of $XX or a warehouse fee of $XX as prepaid finance charges.

																				[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474322	XXXXXX	XXXXXX	XXXXXX	GA	438474322	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438474337	XXXXXX	XXXXXX	XXXXXX	CA	438474337	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/25/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474347	XXXXXX	XXXXXX	XXXXXX	TN	438474347	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474363	XXXXXX	XXXXXX	XXXXXX	IL	438474363	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474375	XXXXXX	XXXXXX	XXXXXX	IL	438474375	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474323	XXXXXX	XXXXXX	XXXXXX	MD	438474323	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474376	XXXXXX	XXXXXX	XXXXXX	OH	438474376	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474377	XXXXXX	XXXXXX	XXXXXX	PA	438474377	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474381	XXXXXX	XXXXXX	XXXXXX	PA	438474381	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474383	XXXXXX	XXXXXX	XXXXXX	IL	438474383	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474400	XXXXXX	XXXXXX	XXXXXX	PA	438474400	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose the $XX closing protection fee or the $XX title courier fee as prepaid finance charges.								Loan Review Complete
XXXXXX	438474431	XXXXXX	XXXXXX	XXXXXX	MD	438474431	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474439	XXXXXX	XXXXXX	XXXXXX	VA	438474439	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474432	XXXXXX	XXXXXX	XXXXXX	IL	438474432	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474438	XXXXXX	XXXXXX	XXXXXX	IA	438474438	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474453	XXXXXX	XXXXXX	XXXXXX	FL	438474453	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474459	XXXXXX	XXXXXX	XXXXXX	IA	438474459	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474458	XXXXXX	XXXXXX	XXXXXX	AL	438474458	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/30/XXXX.								Loan Review Complete
XXXXXX	438474452	XXXXXX	XXXXXX	XXXXXX	IN	438474452	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose a Recording Service fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438474462	XXXXXX	XXXXXX	XXXXXX	GA	438474462	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438474476	XXXXXX	XXXXXX	XXXXXX	TN	438474476	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/16/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/16/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474482	XXXXXX	XXXXXX	XXXXXX	IL	438474482	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
XXXXXX	438474481	XXXXXX	XXXXXX	XXXXXX	MA	438474481	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474488	XXXXXX	XXXXXX	XXXXXX	PA	438474488	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474483	XXXXXX	XXXXXX	XXXXXX	MO	438474483	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/14/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474528	XXXXXX	XXXXXX	XXXXXX	MO	438474528	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/26/XXXX.								Loan Review Complete
XXXXXX	438474535	XXXXXX	XXXXXX	XXXXXX	GA	438474535	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438474513	XXXXXX	XXXXXX	XXXXXX	ME	438474513	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474536	XXXXXX	XXXXXX	XXXXXX	TN	438474536	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/19/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474540	XXXXXX	XXXXXX	XXXXXX	DC	438474540	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438474542	XXXXXX	XXXXXX	XXXXXX	NY	438474542	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438474564	XXXXXX	XXXXXX	XXXXXX	FL	438474564	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474574	XXXXXX	XXXXXX	XXXXXX	TN	438474574	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
XXXXXX	438474581	XXXXXX	XXXXXX	XXXXXX	TX	438474581	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438474575	XXXXXX	XXXXXX	XXXXXX	MD	438474575	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474600	XXXXXX	XXXXXX	XXXXXX	NY	438474600	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the title pick up fee of $XXX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474640	XXXXXX	XXXXXX	XXXXXX	LA	438474640	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/26/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474619	XXXXXX	XXXXXX	XXXXXX	NY	438474619	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474675	XXXXXX	XXXXXX	XXXXXX	VA	438474675	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/19/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/19/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/19/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
XXXXXX	438474662	XXXXXX	XXXXXX	XXXXXX	NY	438474662	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438474683	XXXXXX	XXXXXX	XXXXXX	VA	438474683	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438474702	XXXXXX	XXXXXX	XXXXXX	UT	438474702	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474690	XXXXXX	XXXXXX	XXXXXX	MO	438474690	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438474706	XXXXXX	XXXXXX	XXXXXX	CA	438474706	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474712	XXXXXX	XXXXXX	XXXXXX	NJ	438474712	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474709	XXXXXX	XXXXXX	XXXXXX	CO	438474709	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose the subordination recording fee of $XX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438474720	XXXXXX	XXXXXX	XXXXXX	MO	438474720	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474722	XXXXXX	XXXXXX	XXXXXX	MD	438474722	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/28/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474723	XXXXXX	XXXXXX	XXXXXX	KS	438474723	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438474732	XXXXXX	XXXXXX	XXXXXX	OH	438474732	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474730	XXXXXX	XXXXXX	XXXXXX	CT	438474730	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/30/XXXX.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/29/XXXX used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Final HUD-1 received in trailing docs

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Final HUD-1 received in trailing docs

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/30/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Disbursement date was received, so this exception was removed and correct exception added

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																					REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL in trailing docs							Loan Review Complete
XXXXXX	438474762	XXXXXX	XXXXXX	XXXXXX	TN	438474762	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
XXXXXX	438474744	XXXXXX	XXXXXX	XXXXXX	MD	438474744	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[X] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA -  Initial GFE Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																				[X] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474773	XXXXXX	XXXXXX	XXXXXX	NY	438474773	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Application / Processing - Missing Document: Missing Lender's Initial XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[X] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[X] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[X] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.

[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[X] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474777	XXXXXX	XXXXXX	XXXXXX	NY	438474777	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474787	XXXXXX	XXXXXX	XXXXXX	TN	438474787	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474799	XXXXXX	XXXXXX	XXXXXX	WV	438474799	XX/XX/XXXX	Second Home	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX									Loan Review Complete
XXXXXX	438474790	XXXXXX	XXXXXX	XXXXXX	MI	438474790	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
XXXXXX	438474794	XXXXXX	XXXXXX	XXXXXX	NY	438474794	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																				[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474798	XXXXXX	XXXXXX	XXXXXX	GA	438474798	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
XXXXXX	438474800	XXXXXX	XXXXXX	XXXXXX	FL	438474800	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438474805	XXXXXX	XXXXXX	XXXXXX	NY	438474805	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474817	XXXXXX	XXXXXX	XXXXXX	TX	438474817	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474807	XXXXXX	XXXXXX	XXXXXX	IA	438474807	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474818	XXXXXX	XXXXXX	XXXXXX	IL	438474818	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
XXXXXX	438474819	XXXXXX	XXXXXX	XXXXXX	WI	438474819	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474820	XXXXXX	XXXXXX	XXXXXX	NJ	438474820	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474821	XXXXXX	XXXXXX	XXXXXX	OK	438474821	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																				[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
XXXXXX	438474828	XXXXXX	XXXXXX	XXXXXX	AL	438474828	XX/XX/XXXX	Investment	Refinance Rate/Term			No	No	XX/XX/XXXX	1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX									Loan Review Complete
XXXXXX	438474829	XXXXXX	XXXXXX	XXXXXX	MN	438474829	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/27/XXXX	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
XXXXXX	438474836	XXXXXX	XXXXXX	XXXXXX	IL	438474836	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/18/XXXX	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438474940	XXXXXX	XXXXXX	XXXXXX	SC	438474940	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/19/XXXX.								Loan Review Complete
XXXXXX	438474932	XXXXXX	XXXXXX	XXXXXX	NY	438474932	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474936	XXXXXX	XXXXXX	XXXXXX	LA	438474936	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474950	XXXXXX	XXXXXX	XXXXXX	TX	438474950	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474949	XXXXXX	XXXXXX	XXXXXX	IN	438474949	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474952	XXXXXX	XXXXXX	XXXXXX	NY	438474952	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
XXXXXX	438474942	XXXXXX	XXXXXX	XXXXXX	GA	438474942	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438474956	XXXXXX	XXXXXX	XXXXXX	CA	438474956	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/27/XXXX.								Loan Review Complete
XXXXXX	438474953	XXXXXX	XXXXXX	XXXXXX	FL	438474953	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474961	XXXXXX	XXXXXX	XXXXXX	NY	438474961	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474959	XXXXXX	XXXXXX	XXXXXX	SC	438474959	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/25/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/17/XXXX.								Loan Review Complete
XXXXXX	438474958	XXXXXX	XXXXXX	XXXXXX	NY	438474958	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474963	XXXXXX	XXXXXX	XXXXXX	MD	438474963	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474964	XXXXXX	XXXXXX	XXXXXX	IL	438474964	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine the cause of the under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
XXXXXX	438474965	XXXXXX	XXXXXX	XXXXXX	NM	438474965	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438474967	XXXXXX	XXXXXX	XXXXXX	IN	438474967	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474969	XXXXXX	XXXXXX	XXXXXX	MD	438474969	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: The TIL itemization did not disclose flood cert fee of $XX or tax service fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438474972	XXXXXX	XXXXXX	XXXXXX	IN	438474972	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
XXXXXX	438474971	XXXXXX	XXXXXX	XXXXXX	NJ	438474971	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	XX/XX/XXXX	2	2	[X] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474978	XXXXXX	XXXXXX	XXXXXX	MD	438474978	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/31/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438474973	XXXXXX	XXXXXX	XXXXXX	OH	438474973	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438474977	XXXXXX	XXXXXX	XXXXXX	GA	438474977	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine cause of under disclosure due to missing amortization schedule								Loan Review Complete
XXXXXX	438474987	XXXXXX	XXXXXX	XXXXXX	IL	438474987	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438474988	XXXXXX	XXXXXX	XXXXXX	MN	438474988	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474990	XXXXXX	XXXXXX	XXXXXX	IL	438474990	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
XXXXXX	438474993	XXXXXX	XXXXXX	XXXXXX	MD	438474993	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438474996	XXXXXX	XXXXXX	XXXXXX	CT	438474996	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438474989	XXXXXX	XXXXXX	XXXXXX	GA	438474989	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing final itemization of amount financed. Appears to be due to MI payment stream.								Loan Review Complete
XXXXXX	438474997	XXXXXX	XXXXXX	XXXXXX	RI	438474997	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act:  Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475000	XXXXXX	XXXXXX	XXXXXX	IL	438475000	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.

																				[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Circuit X, X, X, X, X, XX or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used.								Loan Review Complete
XXXXXX	438474998	XXXXXX	XXXXXX	XXXXXX	PA	438474998	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438475003	XXXXXX	XXXXXX	XXXXXX	PA	438475003	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475005	XXXXXX	XXXXXX	XXXXXX	TX	438475005	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438475009	XXXXXX	XXXXXX	XXXXXX	OH	438475009	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																				[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Circuit X, X, X, or XX): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used. (The property state is in the Xst, Xth, Xth, or XXth circuit.)								Loan Review Complete
XXXXXX	438475015	XXXXXX	XXXXXX	XXXXXX	AK	438475015	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475013	XXXXXX	XXXXXX	XXXXXX	KY	438475013	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475018	XXXXXX	XXXXXX	XXXXXX	IL	438475018	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475006	XXXXXX	XXXXXX	XXXXXX	MD	438475006	XX/XX/XXXX	Investment	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438475025	XXXXXX	XXXXXX	XXXXXX	IL	438475025	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475035	XXXXXX	XXXXXX	XXXXXX	IL	438475035	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475056	XXXXXX	XXXXXX	XXXXXX	OH	438475056	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a Settlement fee of $XXX as prepaid finance charge.								Loan Review Complete
XXXXXX	438475043	XXXXXX	XXXXXX	XXXXXX	NJ	438475043	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/29/XXXX, prior to three (3) business days from transaction date of XX/29/XXXX.

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438475042	XXXXXX	XXXXXX	XXXXXX	MO	438475042	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.								Loan Review Complete
XXXXXX	438475041	XXXXXX	XXXXXX	XXXXXX	DE	438475041	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475059	XXXXXX	XXXXXX	XXXXXX	IN	438475059	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed. However, the under disclosure is an exact match to the total non lender finance charges: a $XXX settlement fee, and a$XX title courier fee.								Loan Review Complete
XXXXXX	438475058	XXXXXX	XXXXXX	XXXXXX	OH	438475058	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475057	XXXXXX	XXXXXX	XXXXXX	IN	438475057	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475068	XXXXXX	XXXXXX	XXXXXX	OH	438475068	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
XXXXXX	438475079	XXXXXX	XXXXXX	XXXXXX	FL	438475079	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/20/XXXX.								Loan Review Complete
XXXXXX	438475069	XXXXXX	XXXXXX	XXXXXX	KY	438475069	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475091	XXXXXX	XXXXXX	XXXXXX	GA	438475091	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475111	XXXXXX	XXXXXX	XXXXXX	IN	438475111	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475101	XXXXXX	XXXXXX	XXXXXX	NJ	438475101	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475112	XXXXXX	XXXXXX	XXXXXX	IL	438475112	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
XXXXXX	438475114	XXXXXX	XXXXXX	XXXXXX	IL	438475114	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438475092	XXXXXX	XXXXXX	XXXXXX	OH	438475092	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																				[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
XXXXXX	438475116	XXXXXX	XXXXXX	XXXXXX	LA	438475116	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose the CPL $XX, Doc fee $XX, Flood Cert $XX, or Funding fee $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438475147	XXXXXX	XXXXXX	XXXXXX	KY	438475147	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	Yes	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: XX/XX/XXXX	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/13/XXXX used as disbursement date for compliance testing.

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475145	XXXXXX	XXXXXX	XXXXXX	MD	438475145	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475149	XXXXXX	XXXXXX	XXXXXX	AL	438475149	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/23/XXXX.								Loan Review Complete
XXXXXX	438475165	XXXXXX	XXXXXX	XXXXXX	OH	438475165	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475135	XXXXXX	XXXXXX	XXXXXX	PA	438475135	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475148	XXXXXX	XXXXXX	XXXXXX	IN	438475148	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	Yes	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475170	XXXXXX	XXXXXX	XXXXXX	VT	438475170	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
XXXXXX	438475180	XXXXXX	XXXXXX	XXXXXX	AL	438475180	XX/XX/XXXX	Primary	Construction-Permanent			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475162	XXXXXX	XXXXXX	XXXXXX	OH	438475162	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438475181	XXXXXX	XXXXXX	XXXXXX	OH	438475181	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475188	XXXXXX	XXXXXX	XXXXXX	MO	438475188	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[X] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

[X] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[X] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[X] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within X Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[X] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[X] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[X] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[X] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Underdisclosure is due to the lender's TIL itemization did not disclose a $XXX Escrow Service fee as a prepaid finance charge.

[X] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[X] Federal Compliance - XXXX TIL-MDIA - Interest Rate Inaccurate: Unable to test Introductory Interest Rate due to missing information.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

																				[X] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA XXXX): TIL disclosure not compliant under MDIA								Loan Review Complete
XXXXXX	438475189	XXXXXX	XXXXXX	XXXXXX	MT	438475189	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																				[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
XXXXXX	438475191	XXXXXX	XXXXXX	XXXXXX	PA	438475191	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																				[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474854	XXXXXX	XXXXXX	XXXXXX	OH	438474854	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)

																				[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
XXXXXX	438475615	XXXXXX	XXXXXX	XXXXXX	TX	438475615	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438475582	XXXXXX	XXXXXX	XXXXXX	AZ	438475582	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475614	XXXXXX	XXXXXX	XXXXXX	WA	438475614	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438475613	XXXXXX	XXXXXX	XXXXXX	GA	438475613	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																				[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438475612	XXXXXX	XXXXXX	XXXXXX	NJ	438475612	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement			Yes	Yes	XX/XX/XXXX	2			2		[2] Application / Processing - Missing Document: Missing Final 1003 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438475611	XXXXXX	XXXXXX	XXXXXX	OH	438475611	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[X] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[X] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Unable to determine if borrower's ability to repay has been verified due to missing information.

[X] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[X] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.

																				[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475581	XXXXXX	XXXXXX	XXXXXX	TX	438475581	XX/XX/XXXX	Primary	Purchase			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475579	XXXXXX	XXXXXX	XXXXXX	VA	438475579	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is XX days prior to the note date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The attorney fee of $XXX and $courier fee of $XX were not included in the TIL calculation of prepaid finance charges.								Loan Review Complete
XXXXXX	438475578	XXXXXX	XXXXXX	XXXXXX	FL	438475578	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475616	XXXXXX	XXXXXX	XXXXXX	NY	438475616	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
XXXXXX	438475574	XXXXXX	XXXXXX	XXXXXX	FL	438475574	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475617	XXXXXX	XXXXXX	XXXXXX	FL	438475617	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/XXXX which is the consummation date.  A 1 month lookback was used to determine this application date.

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475636	XXXXXX	XXXXXX	XXXXXX	NY	438475636	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	3	3	[3] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired- Pre-payment penalty does not meet state (NY) maximum of 0% for interest rate >6%- Note indicates a charge of 3%, 2%, 1% if paid in full within the first three years.	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																				EXCEPTION INFO: Per New York statute, late charge of up to 2% is permissible for Conventional mortgages, however, Note indicates a penalty of 5% will be incurred.								Loan Review Complete
XXXXXX	438475637	XXXXXX	XXXXXX	XXXXXX	OH	438475637	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	1			1		[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438475639	XXXXXX	XXXXXX	XXXXXX	OK	438475639	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	1	1	[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438475635	XXXXXX	XXXXXX	XXXXXX	ND	438475635	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 3/XX/XXXX which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475634	XXXXXX	XXXXXX	XXXXXX	MD	438475634	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475633	XXXXXX	XXXXXX	XXXXXX	MN	438475633	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.82888% or Final Disclosure APR of 10.83000% is in excess of allowable threshold of USTreasury 4.6900% + 3%, or 7.69000%.  Compliant Subprime Loan.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: The state of MN allows for a grace period of 10 days on conventional loans. The Note reflects 7 days.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: The state of MN allows for a grace period of 10 days on conventional loans. The Note reflects 7 days.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438475640	XXXXXX	XXXXXX	XXXXXX	KY	438475640	XX/XX/XXXX	Primary	Purchase			Yes	Yes	XX/XX/XXXX	3			3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									Loan Review Complete
XXXXXX	438475642	XXXXXX	XXXXXX	XXXXXX	MO	438475642	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/9/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/9/XXXX.								Loan Review Complete
XXXXXX	438475643	XXXXXX	XXXXXX	XXXXXX	OH	438475643	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																			[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/8/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/26/XXXX.								Loan Review Complete
XXXXXX	438475638	XXXXXX	XXXXXX	XXXXXX	OK	438475638	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/28/XXXX.								Loan Review Complete
XXXXXX	438475649	XXXXXX	XXXXXX	XXXXXX	SC	438475649	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
XXXXXX	438475641	XXXXXX	XXXXXX	XXXXXX	CA	438475641	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $50.07.
																			EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438475648	XXXXXX	XXXXXX	XXXXXX	AL	438475648	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475697	XXXXXX	XXXXXX	XXXXXX	LA	438475697	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475698	XXXXXX	XXXXXX	XXXXXX	TX	438475698	XX/XX/XXXX	Primary	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - Title: Evidence of title is missing	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/21/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475699	XXXXXX	XXXXXX	XXXXXX	MO	438475699	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475696	XXXXXX	XXXXXX	XXXXXX	TX	438475696	XX/XX/XXXX	Primary	Purchase	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475650	XXXXXX	XXXXXX	XXXXXX	PA	438475650	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/24/XXXX.								Loan Review Complete
XXXXXX	438475700	XXXXXX	XXXXXX	XXXXXX	OK	438475700	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/25/XXXX.								Loan Review Complete
XXXXXX	438475701	XXXXXX	XXXXXX	XXXXXX	NY	438475701	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438475705	XXXXXX	XXXXXX	XXXXXX	WA	438475705	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438473478	XXXXXX	XXXXXX	XXXXXX	IL	438473478	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Application / Processing - Missing Document: Missing Final 1003								Loan Review Complete
XXXXXX	438473464	XXXXXX	XXXXXX	XXXXXX	CO	438473464	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/13/XXXX which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/13/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438473441	XXXXXX	XXXXXX	XXXXXX	LA	438473441	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
EXCEPTION INFO: Note grace period per the state of Louisiana is 10 days; however, the note reflects 7 days.

[2] Closing / Title - Note Error: Note grace period days less than minimum per state
																				EXCEPTION INFO: Note grace period per the state of Louisiana is 10 days; however, the note reflects 7 days.								Loan Review Complete
XXXXXX	438473490	XXXXXX	XXXXXX	XXXXXX	MO	438473490	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[X] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation.  A X month lookback was used to determine this application date.  The final date used for testing was X/XX/XXXX.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Under disclosure due to the required rounding factor of .XXX% on the note, when the note rate is X.XX%.								Loan Review Complete
XXXXXX	438473450	XXXXXX	XXXXXX	XXXXXX	AL	438473450	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/15/XXXX which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/15/XXXX.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
XXXXXX	438475713	XXXXXX	XXXXXX	XXXXXX	FL	438475713	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475716	XXXXXX	XXXXXX	XXXXXX	KY	438475716	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	Yes	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475717	XXXXXX	XXXXXX	XXXXXX	IN	438475717	XX/XX/XXXX	Primary	Refinance Rate/Term			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438475710	XXXXXX	XXXXXX	XXXXXX	KS	438475710	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475712	XXXXXX	XXXXXX	XXXXXX	NY	438475712	XX/XX/XXXX	Investment	Refinance Cash-out - Other			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475715	XXXXXX	XXXXXX	XXXXXX	GA	438475715	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Closing / Title - Title: Evidence of title is missing	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/16/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/16/XXXX.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438475709	XXXXXX	XXXXXX	XXXXXX	PA	438475709	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
																				EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for PA is 15 days - note states 10 days.								Loan Review Complete
XXXXXX	438475711	XXXXXX	XXXXXX	XXXXXX	NY	438475711	XX/XX/XXXX	Investment	Refinance Cash-out - Other	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.								Loan Review Complete
XXXXXX	438475708	XXXXXX	XXXXXX	XXXXXX	MI	438475708	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[X] Application / Processing - Missing Document: Missing Final XXXX

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose a closing fee of $XXX as a prepaid finance charge.								Loan Review Complete
XXXXXX	438475714	XXXXXX	XXXXXX	XXXXXX	WA	438475714	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/13/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/13/XXXX.								Loan Review Complete
XXXXXX	438473492	XXXXXX	XXXXXX	XXXXXX	AR	438473492	XX/XX/XXXX	Primary	Refinance Cash-out - Other			Yes	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473455	XXXXXX	XXXXXX	XXXXXX	MI	438473455	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 9/21/XXXX.								Loan Review Complete
XXXXXX	438473435	XXXXXX	XXXXXX	XXXXXX	NY	438473435	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Application / Processing - Missing Document: Missing Final 1003

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/14/XXXX.								Loan Review Complete
XXXXXX	438473436	XXXXXX	XXXXXX	XXXXXX	RI	438473436	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	3	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $65.01.
																			EXCEPTION INFO: Unable to determine under disclosure of $65.01 due to missing itemization of amount financed.									Loan Review Complete
XXXXXX	438473442	XXXXXX	XXXXXX	XXXXXX	WI	438473442	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/21/XXXX.								Loan Review Complete
XXXXXX	438473484	XXXXXX	XXXXXX	XXXXXX	TN	438473484	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/29/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/29/XXXX.								Loan Review Complete
XXXXXX	438473437	XXXXXX	XXXXXX	XXXXXX	WI	438473437	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/28/XXXX.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																				[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
XXXXXX	438475354	XXXXXX	XXXXXX	XXXXXX	MO	438475354	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/22/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.

[2] Application / Processing - Missing Document: Missing Final 1003

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438474859	XXXXXX	XXXXXX	XXXXXX	FL	438474859	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (X-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank XXXX): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/XXXX)

[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Affiliated business disclosure not provided to borrower until day of closing X/XX/XX.

[X] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[X] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Underdisclosed by $XXX.XX however unable to determine source as itemization is missing.,

[X] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within X Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject loan was approved with one appraisal, however, X valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474863	XXXXXX	XXXXXX	XXXXXX	MI	438474863	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Property Eligibility - Site and Utilities - XXXX Water Contamination: Property is located in XX, XX and could be subject to contaminated water. Files does not contain evidence that water supply is serviced by a non-municipal water source (well water supply), or evidence from an independent water quality analysis that confirms that water is free of all known environmental and safety hazards
EXCEPTION INFO: Appraiser to certify that the water is not from a non-municipal water source or provide a certification from an independent water quality analysis company.

																			[3] Appraisal Documentation - Missing Document: Appraisal not provided	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.							XXXX	Loan Review Complete
XXXXXX	438474855	XXXXXX	XXXXXX	XXXXXX	PA	438474855	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus did not require and appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Missing copy of the Final GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Missing copy of the Final GFE.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474847	XXXXXX	XXXXXX	XXXXXX	FL	438474847	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474862	XXXXXX	XXXXXX	XXXXXX	AZ	438474862	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: No evidence in loan file of correct GFE correcting dates.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474852	XXXXXX	XXXXXX	XXXXXX	TX	438474852	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed	Stated: Property type and HOA name taken from prior appraisal from 2007 (98). HOA dues taken from 1008.

Appraisal: The URAR from the refi transaction is missing. What was provided was the URAR from the purchase in XXXX.

																									Value used on 1008 and AUS is different and less than original value. No AVM in file. per AVM notice value is XXX		XXXX	Loan Review Complete
XXXXXX	438474851	XXXXXX	XXXXXX	XXXXXX	IN	438474851	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: The Amount Financed variance of $XXX.XX is due to the Settlement closing fee not being included in to the finance charges.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The final Truth in Lending (TIL), dated X/XX/XXXX, reflects a monthly escrow payment of $XXX.XX, which does not match the actual monthly escrow payment of $XXX.XX, as reflected on the final signed HUD-X Settlement Statement, dated X/XX/XXXX and with a disbursement date of X/XX/XXXX.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: The final Truth in Lending (TIL), dated X/XX/XXXX, reflects a monthly escrow payment of $XXX.XX, which does not match the actual monthly escrow payment of $XXX.XX, as reflected on the final signed HUD-X Settlement Statement, dated X/XX/XXXX and with a disbursement date of X/XX/XXXX.  Due to the conflicting escrow payment amounts, the total monthly payment of $X,XXX.XX does not match the actual total monthly payment of $X,XXX.XX.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved with one appraisal; however, two valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474853	XXXXXX	XXXXXX	XXXXXX	WV	438474853	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474849	XXXXXX	XXXXXX	XXXXXX	VT	438474849	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date XX/XX/XXXX; Note Date XX/XX/XXXX
EXCEPTION INFO: An updated Flood Insurance Policy was not provided.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474857	XXXXXX	XXXXXX	XXXXXX	OH	438474857	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A		No	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)							XXXX	Loan Review Complete
XXXXXX	438474850	XXXXXX	XXXXXX	XXXXXX	TX	438474850	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are required for securitization and were not provided.	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Confirmed that GFE reports an initial payment of P & I & MI of $948.86 vs. the actual of $933.72; unable to determine source of variance.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
EXCEPTION INFO: A cure of $25 was reflected on p. 1 of the HUD-1 statement.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Lender to Lender refinance requires form H-9.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are required for securitization and were not provided.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: A Fraud Report was not found in the loan file.
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474864	XXXXXX	XXXXXX	XXXXXX	LA	438474864	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: The Notice of Special Flood Hazard Disclosure were all dated day of Closing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
EXCEPTION INFO: The Final HUD-1 does reflect the Cost to Cure amount from Lender to Borrower.

																				[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.							XXXX	Loan Review Complete
XXXXXX	438474846	XXXXXX	XXXXXX	XXXXXX	PA	438474846	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: Disclosure signed by borrower XX/20/XXXX, loan close date XX/XX/XXXX.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The "Available Through Date" should be XXXX XX, XXXX.   It is currently showing XXXX XX, XXXX.   Seller to please provide an update.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
EXCEPTION INFO: Application Date is XX/13/XXXX.  Initial GFE is dated XX/5/XXXX.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Final TIL shows monthly escrow of $277.69, HUD statement and Initial escrow account disclosure show monthly escrow of $278.70.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.
																					REVIEWER - CLEARED COMMENT (2019-03-06): Duplicate exception						XXXX	Loan Review Complete
XXXXXX	438474861	XXXXXX	XXXXXX	XXXXXX	OR	438474861	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Lender provide a Valid Change of Circumstance on 6.6.14.  This reflected the change in line 802. from $138.52 to $346.84.  Doc #3;

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Lender provide a Valid Change of Circumstance on 6.6.14.  This reflected the change in line 803. from $1128.52 to 1.336.84  Doc #3;

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Right to Cancel Form H-9 should have been used since the Originating Lender is the same as the current lender.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Asset Documentation - Asset documentation requirements not met according to Decision System Input.: All documentation requirements for None were not met.
REVIEWER - CLEARED COMMENT (2019-02-05): After further review, the issue is cleared.

[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report was not provided.
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474865	XXXXXX	XXXXXX	XXXXXX	PA	438474865	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
EXCEPTION INFO: Final GFE was not found or provided in file.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: H-9 should have been provided and used as refi seems to be with current servicer.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No fraud report found or provided in file.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: No fraud report found or provided in file.
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474866	XXXXXX	XXXXXX	XXXXXX	NY	438474866	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Lender stated they used Real Quest improvement cost for value of $XXX, however did not include it in the file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided
																				EXCEPTION INFO: Fraud report was not provided.							XXXX	Loan Review Complete
XXXXXX	438474867	XXXXXX	XXXXXX	XXXXXX	PA	438474867	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided
																				EXCEPTION INFO: Fraud Report was not obtained in the loan file.							XXXX	Loan Review Complete
XXXXXX	438474868	XXXXXX	XXXXXX	XXXXXX	LA	438474868	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	No	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: This is not in the file.	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: This document was sign XX/XX/XXXX and I don't show anything else stating when it was provided.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: There is no Fraud Report in the file.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: There is no Fraud Report in the file.
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474869	XXXXXX	XXXXXX	XXXXXX	IL	438474869	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474870	XXXXXX	XXXXXX	XXXXXX	CA	438474870	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Tested	Yes	No	XX/XX/XXXX	3	3	1	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Coverage shortfall of $XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
EXCEPTION INFO: The hud addendum that breaks down line 1112 miscellaneous title charges $250 is missing from the file.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The 2nd lien note missing in file.	[X] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Right to receive copy of appraisal provided on XX/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: Loan is underdisclosed by $XXXX.XX.

[X] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-X Used on Same Lender Refinance (Circuit X, X, X, X, X, XX or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-X form was used, the H-X form should have been used.
EXCEPTION INFO: The lender used the H-X model but the H-X should have been used.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, X valuations are required for securitization.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						XXXX	Loan Review Complete
XXXXXX	438474876	XXXXXX	XXXXXX	XXXXXX	TX	438474876	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX): GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE available through X/XX/XXXX < X/XX/XXXX.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Finance charge understated by $XXX.XX.

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

[X] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
EXCEPTION INFO: RTC expiration date is XX/XX/XXXX < expected expiration date of XX/XX/XXXX.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

																				[X] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474875	XXXXXX	XXXXXX	XXXXXX	NE	438474875	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: date of initial GFE is X-XX-XX with date thru of XX-XX-XX per GFE, date with 10 days availability would be XX-XX-XX

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided							XXXX	Loan Review Complete
XXXXXX	438474871	XXXXXX	XXXXXX	XXXXXX	TX	438474871	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	1	1	1	1	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474873	XXXXXX	XXXXXX	XXXXXX	MA	438474873	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474877	XXXXXX	XXXXXX	XXXXXX	TX	438474877	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Data entry reflects source documents

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Data entry reflects source documents

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: Data entry reflects source documents

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Loan to go into securitization and only one appraisal report was provided							XXXX	Loan Review Complete
XXXXXX	438474878	XXXXXX	XXXXXX	XXXXXX	NJ	438474878	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/18/XXXX, prior to three (3) business days from transaction date of XX/18/XXXX.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however 2 valuations are required for securitization.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474872	XXXXXX	XXXXXX	XXXXXX	NY	438474872	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																					REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						XXXX	Loan Review Complete
XXXXXX	438474874	XXXXXX	XXXXXX	XXXXXX	KY	438474874	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	2	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU
EXCEPTION INFO: Per DU Findings, one paystub or a written VOE is required.  Neither document is provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not provided and 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474882	XXXXXX	XXXXXX	XXXXXX	TX	438474882	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	No	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/23/XXXX
EXCEPTION INFO: This is acceptable under current guidelines.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474880	XXXXXX	XXXXXX	XXXXXX	FL	438474880	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization	[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXXX fee without evidence of sufficient cure provided.
EXCEPTION INFO: No evidence of sufficient cure for transfer tax discrepancy.

[X] Federal Compliance - RESPA (XXXX) -   GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX):  GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE timing failure.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, two valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474881	XXXXXX	XXXXXX	XXXXXX	VT	438474881	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	No	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: Cure for 10% tolerance violation $X,XXX.XX was not provided.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.							XXXX	Loan Review Complete
XXXXXX	438474879	XXXXXX	XXXXXX	XXXXXX	VA	438474879	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus Loan was approved without an appraisal; however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
EXCEPTION INFO: The correct model form of the borrower's Right to Cancel which is required on a refinance was not used. The H-8 General Form was used; however, the required form should have been the H-9 which is intended for refinances by the original creditor.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however 2 valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474884	XXXXXX	XXXXXX	XXXXXX	SC	438474884	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A		No	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474883	XXXXXX	XXXXXX	XXXXXX	AL	438474883	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.							XXXX	Loan Review Complete
XXXXXX	438474886	XXXXXX	XXXXXX	XXXXXX	AL	438474886	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: There is no appraisal in file.
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
EXCEPTION INFO: The RTC is not on form H-9 as required for the same creditor refinance.

[1] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: There is no evidence of a Fraud Report in file.
																				REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.							XXXX	Loan Review Complete
XXXXXX	438474888	XXXXXX	XXXXXX	XXXXXX	LA	438474888	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																				EXCEPTION INFO: The Settlement charges expired on X/XX/XX, but should have been available until X/XX/XX.							XXXX	Loan Review Complete
XXXXXX	438474889	XXXXXX	XXXXXX	XXXXXX	VA	438474889	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/29/XXXX, Note Date XX/XX/XXXX
EXCEPTION INFO: Hazard Insurance Policy expires within 90 days of the Note Date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
																				EXCEPTION INFO: Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
XXXXXX	438474887	XXXXXX	XXXXXX	XXXXXX	IL	438474887	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE dated XX/30/XXXX Estimate Available Through Date is XX/XX/XXXX. Should be XX/XX/XXXX.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474891	XXXXXX	XXXXXX	XXXXXX	NJ	438474891	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes	XX/XX/XXXX	1	1	1	1							Appraisal: Initial appraisal signed XX/15/XXXX (60).			Loan Review Complete
XXXXXX	438474890	XXXXXX	XXXXXX	XXXXXX	AZ	438474890	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																			[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided								XXXX	Loan Review Complete
XXXXXX	438474894	XXXXXX	XXXXXX	XXXXXX	NJ	438474894	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard Policy provided has an updated coverage amount of $XXX, insufficient coverage to meet the requirement of 80% of the property value (
$XXX * 80% = XXX - XXX = $XXX)

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																			EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for Securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud Report not provided in submission							XXXX	Loan Review Complete
XXXXXX	438474893	XXXXXX	XXXXXX	XXXXXX	NM	438474893	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	1	[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: Address variation from XXX to XX

[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: Address variation from XXX to XX with +4 zip code added

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																			EXCEPTION INFO: Duplicate Exception: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided					Stated: ***DU Refi Plus - Used stated value on AUS/1008.		XXXX	Loan Review Complete
XXXXXX	438474892	XXXXXX	XXXXXX	XXXXXX	VA	438474892	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	1	1	1	1	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474895	XXXXXX	XXXXXX	XXXXXX	TX	438474895	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Finance Charge variance of $XXX.XX is due to exclusion of the $XXX origination fee and inclusion of additional title fees of $XXX.XX.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Tax, insurance annual amounts match the documentation. Total is different than disclosed on final TIL.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																				EXCEPTION INFO: Final payment amount is different due to different escrow amounts.							XXXX	Loan Review Complete
XXXXXX	438474896	XXXXXX	XXXXXX	XXXXXX	IL	438474896	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[X] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[X] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
EXCEPTION INFO: Initial GFE dated prior to rate lock date of XX/X/XX. No subsequent GFE's in file

[X] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank XXXX): Individual Loan Originator not in approved license status to conduct loan origination activities.
EXCEPTION INFO: Erroneous- LO was licensed at time of loan

[X] Federal Compliance - RESPA (XXXX) - XX% Tolerance Without Cure: RESPA (XXXX): XX% tolerance violation without  evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - RESPA (XXXX) - X% Tolerance (Line XXX) Without Cure: RESPA (XXXX): X% tolerance violation for XXX fee without evidence of sufficient cure provided.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, X valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474898	XXXXXX	XXXXXX	XXXXXX	NJ	438474898	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX): GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: verified

[X] Federal Compliance - RESPA -  Initial GFE Not Provided Within X Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
EXCEPTION INFO: verified

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: verified							XXXX	Loan Review Complete
XXXXXX	438474900	XXXXXX	XXXXXX	XXXXXX	VA	438474900	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
EXCEPTION INFO: Cure of $5.00 for Document Preparation Fee was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7522)
EXCEPTION INFO: Fee was not disclosed on Loan Estimate.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[1] Application / Processing - Missing Document: Fraud Report not provided
																				EXCEPTION INFO: The file was missing a copy of the required fraud report including all interested parties to the transaction.							XXXX	Loan Review Complete
XXXXXX	438474899	XXXXXX	XXXXXX	XXXXXX	PA	438474899	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent.
EXCEPTION INFO: Credit report shows 2 credit payments as currently delinquent.

[2] Credit Eligibility - Credit report shows housing payments as currently delinquent.
EXCEPTION INFO: The November 2015 mortgage statement shows the housing payments as currently delinquent.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/18/XXXX incorrectly disclosed whether property taxes are included in escrow. (Final/XX/18/XXXX)
EXCEPTION INFO: Final Closing Disclosure provided on XX/18/XXXX incorrectly disclosed whether property taxes are included in escrow.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/18/XXXX)
EXCEPTION INFO: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Secondary desk valuation was not provided.							XXXX	Loan Review Complete
XXXXXX	438474901	XXXXXX	XXXXXX	XXXXXX	PA	438474901	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal; however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure 1/7/XXXX 12:00:00 AM was received. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Borrower receipt for LE 1/XX/XX.  Applying the mailing rule, the LE was received after the initial CD.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Borrower receipt for LE 1/XX/XX.  Applying the mailing rule, the LE was received after the initial CD.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Two valuations required - lender used AUS PIW for value.							XXXX	Loan Review Complete
XXXXXX	438474902	XXXXXX	XXXXXX	XXXXXX	OH	438474902	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
EXCEPTION INFO: Transaction is a Same Servicer refinance only; prior lender was not XXXX (XXXXX).

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
EXCEPTION INFO: Cost to cure not disclosed, however, there was a cost to cure of $97.20.  A PCCD in file does not reflect a cure made to the borrower.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $212.00 exceeds tolerance of $172.00 plus 10% or $189.20.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cost to cure of $22.80 was not provided to the borrower.  A PCCD in file does not reflect a post close cure to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $375.00 exceeds tolerance of $300.00.  Insufficient or no cure was provided to the borrower. (7567)
EXCEPTION INFO: Cost to cure of $75.00 was not provided to the borrower.  A PCCD in file does not reflect a post close cure to the borrower.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474903	XXXXXX	XXXXXX	XXXXXX	AZ	438474903	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal; however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/24/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/24/XXXX)
EXCEPTION INFO: Refi Plus

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $35.00 exceeds tolerance of $25.00.  Insufficient or no cure was provided to the borrower. (7562)
EXCEPTION INFO: Fee was reduced to $5.00 on post-closing CD. Missing evidence of cure.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: This is a refi Plus with a PIW.					Stated: HOA dues captured from final CD, page 4, non-escrowed property costs over year 1. (2365/1) Partial appraisal provided, unable to determine date of appraisal due to missing pages.			Loan Review Complete
XXXXXX	438474904	XXXXXX	XXXXXX	XXXXXX	TN	438474904	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Per DU, this is a PIW.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)
EXCEPTION INFO: This a same lender refi, should have been a H-9.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: This is a DU Refi Plus with a PIW.								Loan Review Complete
XXXXXX	438474905	XXXXXX	XXXXXX	XXXXXX	NC	438474905	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan and was approved without an appraisal, however 2 valuations are required for securitization	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/29/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/29/XXXX)
EXCEPTION INFO: A post close Closing Disclosure dated X/X/XX provided a cure of $40.77 in the form of a principal reduction along with an LOE which is sufficient to cure, however proof of delivery was not located in the file.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2.28  is less than amount of binding Lender Credit previously disclosed in the amount of $-31.00. (9300)
EXCEPTION INFO: A post close Closing Disclosure dated X/X/XX provided a cure of $40.77 in the form of a principal reduction along with an LOE, however proof of delivery was not located in the file.

[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan and was approved without an appraisal however 2 valuations are required for securitization

[1] Application / Processing - Missing Document: Fraud Report not provided
																				EXCEPTION INFO: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474906	XXXXXX	XXXXXX	XXXXXX	SD	438474906	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	1	3	2	[3] Appraisal Data Integrity - Appraiser has disciplinary action with no end date.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Disciplinary Action: Voluntary Surrender
Discipline Start Date: XX/30/XXXX
EXCEPTION INFO: www.asc.gov shows appraiser surrendered license voluntarily on XX/30/16.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX did not disclose number of months for Property Tax under Prepaids. (Final/XX/XX/XXXX)
EXCEPTION INFO: Final CD shows number of months zero for prepaid RE tax.

[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)
EXCEPTION INFO: Estimated Property Costs over Year 1” does not match the annual sum of the actual monthly non-escrowed costs on Final CD and was not updated until Post Close CD of $3,377.22

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/XXXX)
EXCEPTION INFO: Evidence of earlier receipt missing from file, initial CD not signed by borrowers.

[2] Federal Compliance - TRID Invalid Section B Combinations: TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on XX/XX/XXXX reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/XX/XX/XXXX)
																				EXCEPTION INFO: Subordination fee paid to lender located in Section B of final CD.								Loan Review Complete
XXXXXX	438474907	XXXXXX	XXXXXX	XXXXXX	TX	438474907	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] General - Incomplete Document: 1003 Final is incomplete
EXCEPTION INFO: Missing fully completed, signed Final Loan Application for the Co-Borrower

[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: Missing credit report for the Co-Borrower

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/XXXX)
EXCEPTION INFO: No evidence Borrower received copy of appraisal   at least 3 days prior to consummation

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474909	XXXXXX	XXXXXX	XXXXXX	MI	438474909	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438474911	XXXXXX	XXXXXX	XXXXXX	NM	438474911	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,292.37 exceeds tolerance of $2,266.00.  A valid change of circumstance or cure was provided to the borrower.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/XXXX)
EXCEPTION INFO: The Closing Disclosure dated 5/5/16 was the only CD found in the file.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,292.37 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																				EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,292.37 exceeds tolerance of $2,266.00. A valid change of circumstance or cure was provided to the borrower.							XXXX	Loan Review Complete
XXXXXX	438474913	XXXXXX	XXXXXX	XXXXXX	KS	438474913	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.								XXXX	Loan Review Complete
XXXXXX	438474910	XXXXXX	XXXXXX	XXXXXX	CT	438474910	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.
EXCEPTION INFO: AUS loan amount reflects $XXX and Note reflects $XXX

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/23/XXXX, Note Date XX/14/XXXX
EXCEPTION INFO: Receipt for payment shows new expiration date of XX/23/XXXX

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure 5/XX/XXXX 12:00:00 AM was received. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Provide date disclose was received by borrowers

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Provide date disclosure received by borrower

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474912	XXXXXX	XXXXXX	XXXXXX	FL	438474912	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. EXCEPTION INFO: Cost to reconstruct per appraisal is $XXX. Hazard coverage is $XXX.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $X,XXX.XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)
																				EXCEPTION INFO: All known subject property expenses were identified and escrowed (per tax cert, flood and hazard). 1008 and final CD refer to non escrowed costs which were not identified in the file.								Loan Review Complete
XXXXXX	438474914	XXXXXX	XXXXXX	XXXXXX	TX	438474914	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Policy does not contain sufficient coverage, estimated cost new not available due to no appraisal provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing Disclosure XX/XX/XXXX 12:00:00 AM was received. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Evidence of date Revised LE dated XX/XX/XX was received by the borrower is missing from the file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/15/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/XXXX)
EXCEPTION INFO: Evidence of date Revised LE dated XX/XX/XX was received by the borrower is missing from the file.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,825.49 exceeds tolerance of $1,820.00.  Insufficient or no cure was provided to the borrower. (7200)
EXCEPTION INFO: Discount points disclosed as $1820.00 on LE  dated XX/XX/XXXX, but disclosed as $1825.49 on Final Closing Disclosure.

[1] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/21/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/21/XXXX)
EXCEPTION INFO: Cure for Discount Point  fee of $5.49  is not evident on the Final CD.
																							REVIEWER - CURED COMMENT (2019-02-15): Letter along with Corrected CD provided to borrower and Principal reduction was completed.				XXXX	Loan Review Complete
XXXXXX	438474915	XXXXXX	XXXXXX	XXXXXX	AZ	438474915	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $915.00 exceeds tolerance of $795.00 plus 10% or $874.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																							EXCEPTION INFO: Sufficient cure provided				XXXX	Loan Review Complete
XXXXXX	438474916	XXXXXX	XXXXXX	XXXXXX	UT	438474916	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required. [1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474917	XXXXXX	XXXXXX	XXXXXX	MD	438474917	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard Insurance Coverage Amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																			EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: No evidence of a Fraud Report located in the loan file.							XXXX	Loan Review Complete
XXXXXX	438474918	XXXXXX	XXXXXX	XXXXXX	FL	438474918	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																			[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXXXX								XXXX	Loan Review Complete
XXXXXX	438474919	XXXXXX	XXXXXX	XXXXXX	NY	438474919	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	No	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/28/XXXX)
EXCEPTION INFO: Did the borrower sign a document at closing acknowledging their receipt of the valuation 3 days prior to closing?

																				[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
XXXXXX	438475194	XXXXXX	XXXXXX	XXXXXX	FL	438475194	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	2	1	1	2	[X] Federal Compliance - RESPA (XXXX) - Initial Payment on GFE Inaccurate: RESPA (XXXX): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The Initial payment on GFE of $XXXX.XX does not match actual payment of $X,XXX.XX.

[X] Federal Compliance - RESPA (XXXX) -  Initial Payment on Final HUD-X Inaccurate: RESPA (XXXX): Initial payment on Final HUD-X does not match actual payment on loan.
EXCEPTION INFO: Initial payment of $X,XXX.XX on the HUD-X does not match the actual payment of $XXXX.XX.  Variance due to higher tax, insurance and MI payments.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
EXCEPTION INFO: The Itemization of Amount Financed did not disclose any amounts for Prepaid Finance Charge, while the HUD reflected $XXXX.XX.  This appears to have been offset by an unknown fee of $XXX.XX.resulting in the net under disclosure of $XXXX.XX.

[X] Federal Compliance - XXXX TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA XXXX):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The estimated taxes of $XXX.XX exceed the actual taxes of $XXX.XX due to slightly higher values used for taxes, insurance and MI.

[X] Federal Compliance - XXXX TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA XXXX):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																				EXCEPTION INFO: The estimated payment of $XXXX.XX is higher than the actual payment of $XXXX.XX due to slight variances in tax, insurance and MI expense.								Loan Review Complete
XXXXXX	438475197	XXXXXX	XXXXXX	XXXXXX	LA	438475197	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: HOI policy in file reflects XXXXX as the payee.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438475196	XXXXXX	XXXXXX	XXXXXX	TX	438475196	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/18/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/18/XXXX)
EXCEPTION INFO: Dollar amount was not disclosed

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $131.70 exceeds tolerance of $107.00.  Insufficient or no cure was provided to the borrower. (7564)
EXCEPTION INFO: LE dated XX/XX/XXXX disclosed fee as $107.00, Revised LE dated XX/20/XXXX disclosed increased fee of $132.00. COC provided does not address this fee

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438475199	XXXXXX	XXXXXX	XXXXXX	TX	438475199	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438475198	XXXXXX	XXXXXX	XXXXXX	VA	438475198	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	1	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $566.72.
EXCEPTION INFO: The AUS did not required assets for closing because it showed cash back to the borrower, however, at closing, the borrower was required to bring cash to closing and no documentation was provided.	[1] Application / Processing - Missing Document: Fraud Report not provided	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $376.80 exceeds tolerance of $372.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)
																							EXCEPTION INFO: Sufficient cure provided to the borrower at closing.					Loan Review Complete
XXXXXX	438475200	XXXXXX	XXXXXX	XXXXXX	MA	438475200	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	XX/XX/XXXX	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438474848	XXXXXX	XXXXXX	XXXXXX	WI	438474848	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[X] Federal Compliance - RESPA (XXXX) - GFE Settlement charges Good Thru Date Less than XX Days: RESPA (XXXX): GFE does not provide minimum ten (XX) business day availability for estimate of charges and terms for all other settlement charges.

[X] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: List of XX counselors was not located in loan file, just the generic disclosure was

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XX.XX.

[X] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.
																				EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, X valuations are required for securitization.							XXXX	Loan Review Complete
XXXXXX	438475201	XXXXXX	XXXXXX	XXXXXX	CT	438475201	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	XX/XX/XXXX	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $X,XXX.XX on Final Closing Disclosure provided on XX/28/XXXX not accurate. (Final/XX/28/XXXX)
EXCEPTION INFO: Non escrowed property costs for HOA for one year equals $X,XXX.  Total costs over one year were disclosed as $X,XXX.XX.

[2] Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/28/XXXX disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/XX/28/XXXX)
EXCEPTION INFO: A tolerance cure amount was not disclosed in the other costs table.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/28/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/28/XXXX)
EXCEPTION INFO: A dollar amount by which costs exceeded legal limits was not provided.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,297.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,358.00. (9300)
EXCEPTION INFO: Lender credit of $1,297.50 is less than the prior lender credit of $1,358.

																				[1] Application / Processing - Missing Document: Fraud Report not provided							XXXX	Loan Review Complete
XXXXXX	438473046	XXXXXX	XXXXXX	XXXXXX	MD	438473046	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473048	XXXXXX	XXXXXX	XXXXXX	DE	438473048	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473051	XXXXXX	XXXXXX	XXXXXX	NJ	438473051	XX/XX/XXXX	Primary	Purchase	Yes	Yes	XX/XX/XXXX	2	2	[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $X,XXX.XX.
																				EXCEPTION INFO: TIL Itemization did not disclose an Attorney Fee for $X,XXX and a Notice of Settlement fee for $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473053	XXXXXX	XXXXXX	XXXXXX	IN	438473053	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[X] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XXX%.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream portion is due to the lender utilizing an index value of X.XX% per the approval, however the lowest index value available in the lookback period is X.XXX%.								Loan Review Complete
XXXXXX	438473056	XXXXXX	XXXXXX	XXXXXX	OH	438473056	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
XXXXXX	438473063	XXXXXX	XXXXXX	XXXXXX	PA	438473063	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473065	XXXXXX	XXXXXX	XXXXXX	FL	438473065	XX/XX/XXXX	Second Home	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
EXCEPTION INFO: Borrower indicated they did not intend to occupy the property as a Primary residence on the Final 1003 in contradiction to the Primary box checked on the Initial 1003 as well as indicating they did intend to occupy the property as a primary residence.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473067	XXXXXX	XXXXXX	XXXXXX	FL	438473067	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided									Loan Review Complete
XXXXXX	438473068	XXXXXX	XXXXXX	XXXXXX	IL	438473068	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																				[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
XXXXXX	438473069	XXXXXX	XXXXXX	XXXXXX	MI	438473069	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Missing Document - FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)

[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided

[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473072	XXXXXX	XXXXXX	XXXXXX	SC	438473072	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/17/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473166	XXXXXX	XXXXXX	XXXXXX	CA	438473166	XX/XX/XXXX	UTD	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473190	XXXXXX	XXXXXX	XXXXXX	AL	438473190	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473196	XXXXXX	XXXXXX	XXXXXX	IN	438473196	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of X.XXXXX% of the Original Loan Amount. FNMA Finance Charge total $X,XXX.XX on a Original Loan Amount of $XX,XXX.XX vs. an allowable total of $X,XXX.XX (an overage of $XXX.XX or .XXXXX%).

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[X] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[X] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473197	XXXXXX	XXXXXX	XXXXXX	PA	438473197	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473200	XXXXXX	XXXXXX	XXXXXX	OH	438473200	XX/XX/XXXX	UTD	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/20/XXXX used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/20/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473202	XXXXXX	XXXXXX	XXXXXX	OR	438473202	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473211	XXXXXX	XXXXXX	XXXXXX	GA	438473211	XX/XX/XXXX	UTD	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/18/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473217	XXXXXX	XXXXXX	XXXXXX	AR	438473217	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/28/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473221	XXXXXX	XXXXXX	XXXXXX	PA	438473221	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Valuation: EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/26/XXXX used as disbursement date for compliance testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/26/XXXX, prior to three (3) business days from transaction date of XX/26/XXXX.

																				[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438473247	XXXXXX	XXXXXX	XXXXXX	OH	438473247	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $1,587.60 exceeds the state maximum of 1% of the original balance ($324.00).

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438473256	XXXXXX	XXXXXX	XXXXXX	NY	438473256	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/23/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/23/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473269	XXXXXX	XXXXXX	XXXXXX	CO	438473269	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/22/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473275	XXXXXX	XXXXXX	XXXXXX	PR	438473275	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438473277	XXXXXX	XXXXXX	XXXXXX	PR	438473277	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473286	XXXXXX	XXXXXX	XXXXXX	AL	438473286	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473299	XXXXXX	XXXXXX	XXXXXX	FL	438473299	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/15/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.								Loan Review Complete
XXXXXX	438473304	XXXXXX	XXXXXX	XXXXXX	LA	438473304	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 5.00000%, 5.00000%,    which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.

																				[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473314	XXXXXX	XXXXXX	XXXXXX	FL	438473314	XX/XX/XXXX	UTD	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[X] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of  X.XXXXX% of the Original Loan Amount. FNMA Finance Charge total $X,XXX.XX on a Original Loan Amount of $XXX,XXX.XX vs. an allowable total of $X,XXX.XX (an overage of $XXX.XX or .XXXXX%).

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[X] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[X] Federal Compliance - TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

[X] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																				[X] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438473316	XXXXXX	XXXXXX	XXXXXX	FL	438473316	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
XXXXXX	438473322	XXXXXX	XXXXXX	XXXXXX	CA	438473322	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation			Yes	No	XX/XX/XXXX	2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
XXXXXX	438473327	XXXXXX	XXXXXX	XXXXXX	PA	438473327	XX/XX/XXXX	Primary	Refinance UTD	Yes	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/24/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473352	XXXXXX	XXXXXX	XXXXXX	FL	438473352	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] General - FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)

[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
XXXXXX	438473361	XXXXXX	XXXXXX	XXXXXX	FL	438473361	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473363	XXXXXX	XXXXXX	XXXXXX	WI	438473363	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473365	XXXXXX	XXXXXX	XXXXXX	PR	438473365	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to verify Finance Charge under disclosure due to missing Itemization.								Loan Review Complete
XXXXXX	438473366	XXXXXX	XXXXXX	XXXXXX	PR	438473366	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $XXX and flood cert fee of $XX as prepaid finance charges								Loan Review Complete
XXXXXX	438473367	XXXXXX	XXXXXX	XXXXXX	PR	438473367	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473371	XXXXXX	XXXXXX	XXXXXX	PR	438473371	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than X.XXX%: Truth In Lending Act: Final TIL APR of X.XXXXX% is underdisclosed from calculated APR of X.XXXXX% outside of X.XXX% tolerance.
EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $XXX and flood cert fee of $XX as prepaid finance charges.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $XXX and flood cert fee of $XX as prepaid finance charges.								Loan Review Complete
XXXXXX	438473373	XXXXXX	XXXXXX	XXXXXX	PR	438473373	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
XXXXXX	438473374	XXXXXX	XXXXXX	XXXXXX	PR	438473374	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473375	XXXXXX	XXXXXX	XXXXXX	PR	438473375	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473378	XXXXXX	XXXXXX	XXXXXX	PR	438473378	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within X Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XX,XXX.XX is underdisclosed from calculated Finance Charge of $XX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: The TIL itemization did not disclose copies of deeds at $XX, a recording service fee of $XXX.XX and a tax cert fee of $X as prepaid finance charges, which are reflected on the hud. The TIL itemization disclosed an attorney fee of $XXX that is not reflected on the hud.								Loan Review Complete
XXXXXX	438473383	XXXXXX	XXXXXX	XXXXXX	PR	438473383	XX/XX/XXXX	Second Home	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473387	XXXXXX	XXXXXX	XXXXXX	PR	438473387	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																				[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
XXXXXX	438473391	XXXXXX	XXXXXX	XXXXXX	PR	438473391	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the payment on the note not matching the terms of the note.								Loan Review Complete
XXXXXX	438473394	XXXXXX	XXXXXX	XXXXXX	PR	438473394	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[X] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XXX.XX.
																				EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
XXXXXX	438473396	XXXXXX	XXXXXX	XXXXXX	PR	438473396	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473398	XXXXXX	XXXXXX	XXXXXX	PR	438473398	XX/XX/XXXX	Investment	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/26/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438473401	XXXXXX	XXXXXX	XXXXXX	PR	438473401	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438473402	XXXXXX	XXXXXX	XXXXXX	PR	438473402	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
XXXXXX	438473405	XXXXXX	XXXXXX	XXXXXX	PR	438473405	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	1			1										Loan Review Complete
XXXXXX	438473410	XXXXXX	XXXXXX	XXXXXX	FL	438473410	XX/XX/XXXX	Primary	Refinance Rate/Term	Yes	No	XX/XX/XXXX	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/24/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473420	XXXXXX	XXXXXX	XXXXXX	NJ	438473420	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	XX/XX/XXXX	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/25/XXXX used as disbursement date for compliance testing.

[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/25/XXXX, prior to three (3) business days from transaction date of XX/25/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
XXXXXX	438473543	XXXXXX	XXXXXX	XXXXXX	PR	438473543	XX/XX/XXXX	Primary	UTD UTD	UTD	Yes	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
XXXXXX	438473544	XXXXXX	XXXXXX	XXXXXX	PR	438473544	XX/XX/XXXX	Primary	Refinance Rate/Term	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																				[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
XXXXXX	438475203	XXXXXX	XXXXXX	XXXXXX	NY	438475203	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																				[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
XXXXXX	438475207	XXXXXX	XXXXXX	XXXXXX	IL	438475207	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
XXXXXX	438475208	XXXXXX	XXXXXX	XXXXXX	FL	438475208	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
XXXXXX	438475212	XXXXXX	XXXXXX	XXXXXX	PA	438475212	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438475219	XXXXXX	XXXXXX	XXXXXX	OK	438475219	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438475232	XXXXXX	XXXXXX	XXXXXX	OH	438475232	XX/XX/XXXX	UTD	Purchase	No	No	No	XX/XX/XXXX	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																				[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438475237	XXXXXX	XXXXXX	XXXXXX	NY	438475237	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX,XXX.XX is underdisclosed from calculated Finance Charge of $XXX,XXX.XX in the amount of $XX,XXX.XX.
																				EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of X.XXX% per the approval, however the lowest index value available in the lookback period is X.XXXX%.								Loan Review Complete
XXXXXX	438475258	XXXXXX	XXXXXX	XXXXXX	NJ	438475258	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/14/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
XXXXXX	438475259	XXXXXX	XXXXXX	XXXXXX	TN	438475259	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/31/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.								Loan Review Complete
XXXXXX	438475273	XXXXXX	XXXXXX	XXXXXX	NY	438475273	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/21/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																				[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
XXXXXX	438475313	XXXXXX	XXXXXX	XXXXXX	CA	438475313	XX/XX/XXXX	UTD	Refinance Cash-out - Other	Yes	No	XX/XX/XXXX	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[X] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[X] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[X] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[X] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is X months prior to consummation. A lookback was performed to determine this application date.

[X] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[X] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $X,XXX,XXX.XX is underdisclosed from calculated Finance Charge of $X,XXX,XXX.XX in the amount of $XXX.XX.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[X] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																				[X] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
XXXXXX	438475314	XXXXXX	XXXXXX	XXXXXX	SC	438475314	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/27/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
XXXXXX	438475355	XXXXXX	XXXXXX	XXXXXX	OH	438475355	XX/XX/XXXX	Primary	Purchase			No	No	XX/XX/XXXX	2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
XXXXXX	438475356	XXXXXX	XXXXXX	XXXXXX	MD	438475356	XX/XX/XXXX	Primary	Purchase	No	No	XX/XX/XXXX	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/30/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

																				[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
XXXXXX	438475360	XXXXXX	XXXXXX	XXXXXX	MD	438475360	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	XX/XX/XXXX	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/18/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.

																				[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete